As filed with the Securities and Exchange             Registration No. 333-32948
Commission on April 23, 2001                          Registration No. 811-9002

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

--------------------------------------------------------------------------------


                        Post-Effective Amendment No. 1 To
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment No. 2 to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------

             Separate Account One of Northern Life Insurance Company

                         Northern Life Insurance Company

         1501 Fourth Avenue, Suite 1000, Seattle, Washington 98101-3620

        Depositor's Telephone Number, including Area Code: (860) 273-4686 or (206) 292-1111

                           Julie E. Rockmore, Counsel
                         Northern Life Insurance Company
            151 Farmington Avenue, TS31, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)

--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

                      Immediately upon filing pursuant to paragraph (b) of
           --------   Rule 485

              X       on May 1, 2001 pursuant to paragraph (b) of Rule 485
           --------

                                                                     MAY 1, 2001


                                 NORTHERN LIFE
                           ADVANTAGE RIA(SM) ANNUITY
              INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACTS
                                   ISSUED BY
                              SEPARATE ACCOUNT ONE
                        NORTHERN LIFE INSURANCE COMPANY

PROFILE OF OUR INDIVIDUAL FIXED AND VARIABLE ANNUITY CONTRACTS


THIS PROFILE IS A SUMMARY OF SOME OF THE MORE IMPORTANT FEATURES OF THE CONTRACTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING A CONTRACT. THE CONTRACTS ARE MORE FULLY DESCRIBED IN THE FULL PROSPECTUS WHICH ACCOMPANIES THIS PROFILE. PLEASE READ THE PROSPECTUS CAREFULLY.



1. THE ANNUITY CONTRACT: The fixed and variable annuity contracts we are offering are contracts between you, the owner, and us, Northern Life Insurance Company (the "Company," "we," "us," "our").


     We offer five series of Contracts. Transfer Series Contracts include an individual deferred tax sheltered annuity contract, an individual deferred retirement annuity contract and an individual deferred annuity contract ("Transfer Series"). The Flex Series Contracts include a flexible premium individual deferred tax sheltered annuity contract, a flexible premium individual retirement annuity contract, and a flexible premium individual deferred annuity contract for deferred compensation plans established under
Section 457 of the Code ("Flex Series"). The Retail Series Contracts include a flexible premium individual deferred tax sheltered annuity contract, a flexible premium individual retirement annuity contract, and a flexible premium individual deferred annuity contract for deferred compensation plans established under Section 457 of the Code ("Retail Series"). The Plus Series Contracts include a flexible premium individual deferred tax sheltered annuity contract, a flexible premium individual retirement annuity contract, and a flexible premium individual deferred annuity contract for deferred compensation plans established under Section 457 of the Code ("Plus Series"). The RIA Series Contracts include a flexible premium individual deferred tax sheltered annuity contract, a flexible premium individual retirement annuity contract, and a flexible premium individual deferred annuity contract for deferred compensation plans established under Section 457 of the Code ("RIA Series"). Only the RIA Series Contracts are offered through this Profile and the accompanying Prospectus.

     The RIA Series Contracts are designed for sale to persons whose assets are managed by a registered investment adviser. The Contracts are not currently available to persons who are not represented by a registered investment adviser or an advisory affiliate.

     The Company does not pay any sales commission on the sale of a Contract. Rather, it is expected that your sales representative will be a registered investment adviser or affiliated with a registered investment adviser that manages your assets, and that this person will charge a fee for providing advice about your Contract. The Company does not set the amount of this fee, or recommend any specific level of fee. This fee is not deducted from your Contract, but rather is a personal contractual matter between you and your financial adviser. The Company does not receive any portion of the advisory fee that you pay to your adviser. The Company does not recommend or take responsibility for the services of any personal investment adviser.


     For Contracts which are issued for use with Qualified Plans, the Company will accept single sum, rollover and transfer Purchase Payments as permitted by the Code which are not less than the specific contract minimum Purchase Payment. For non-qualified RIA Series Contracts, the Company will accept periodic and single sum Purchase Payments, as well as amounts transferred under Section 1035 of the Code, which are not less than the specified Contract minimum Purchase Payment.


     The Contracts provide a means for selecting one or more investment funds ("Investment Funds" or "Funds") on a tax-deferred basis. The Contracts are intended for retirement savings or other long-term investment purposes and provide for a death benefit and guaranteed income options.

     Through the Variable Account, the Contracts offer up to 32 investment options from which you can choose up to 16 over the lifetime of the Contract. The returns on these investment options are not guaranteed and you can possibly lose money. Currently, there is a $25 charge for each transfer between investment options in excess of 24 transfers per Contract Year.



     The RIA Series Contracts offer two Fixed Accounts. These Fixed Accounts have an interest rate that is set periodically by the Company. The minimum rate is the guaranteed rate. While your money is in a fixed account, the interest you earn and your principal are guaranteed by the Company. Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company.



     The Contracts have two phases: the accumulation phase and the income or payout phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are not taxed as income until you make a withdrawal. The amounts accumulated during the accumulation phase will help determine the amount of annuity payments. The income phase occurs when you begin receiving regular annuity payments from your contract on the annuity commencement date.


2. ANNUITY PAYMENTS (THE INCOME PHASE): If you want to receive regular income from your annuity, you can choose one of three options: (1) monthly payments for your life (assuming you are the annuitant); (2) monthly payments for your life, but with payments continuing to the beneficiary for 10 years if you die before the end of the selected period; and (3) monthly payments for your life and for the life of another person (usually your spouse) selected by you. Once you begin receiving regular annuity payments, you cannot change your payment plan.

     During the income phase, you have the same investment options you had during the accumulation phase. For RIA Series Contracts, you can choose to have annuity payments come from Fixed Account A, the Variable Account or both. If you choose to have any part of your annuity payments come from the Variable Account, the dollar amount of your annuity payments may go up or down.

3. PURCHASE: The minimum amount the Company will accept as an initial purchase payment is $25,000 for RIA Series Contracts. The Company may choose not to accept any subsequent purchase payment for RIA Series Contracts if it is less than $5,000. The Company may choose not to accept any subsequent purchase payments if the additional payments, when added to the Contract Value at the next Valuation Date, would exceed $1,000,000.

4. INVESTMENT OPTIONS: You can put your money in up to 16 of these 32 investment options which are described in the prospectuses for the Funds. You do not have to choose your investment options in advance, but upon participation in the sixteenth Fund you would only be able to transfer within the 16 already utilized and which are still available.

        AIM VARIABLE INSURANCE              THE ALGER          FIDELITY VARIABLE INSURANCE   FIDELITY VARIABLE INSURANCE
                FUNDS                     AMERICAN FUND               PRODUCTS FUND               PRODUCTS FUND II
    ------------------------------   -----------------------   ---------------------------   ---------------------------
    AIM V.I. Dent Demographic        Alger American  Growth       VIP Equity-Income            VIP II Asset Manager:
     Trends Fund                     Portfolio                     Portfolio                    Growth Portfolio
                                     Alger American               VIP Growth Portfolio         VIP II Contrafund(R)
                                      Leveraged AllCap            VIP Money Market              Portfolio
                                      Portfolio                    Portfolio                   VIP II Index 500
                                     Alger American  MidCap                                     Portfolio
                                     Growth  Portfolio                                         VIP II Investment Grade
                                     Alger American                                             Bond Portfolio
                                     Small Capitalization
                                     Portfolio

     FIDELITY VARIABLE INSURANCE
          PRODUCTS FUND III
     ---------------------------
          VIP III Growth
           Opportunities
           Portfolio

                                      NEUBERGER BERMAN
                                          ADVISERS                                            PILGRIM VARIABLE
          JANUS ASPEN SERIES          MANAGEMENT TRUST     OCC ACCUMULATION TRUST              PRODUCTS TRUST
    ------------------------------   -------------------      --------------------       --------------------------
    Aggressive Growth Portfolio      Limited Maturity         Equity Portfolio            Pilgrim VP Growth
    Growth Portfolio                 Bond Portfolio           Global Equity                Opportunities Portfolio
    International Growth Portfolio   Partners Portfolio        Portfolio                  Pilgrim VP Growth +  Value
    Worldwide Growth Portfolio       Socially Responsive      Managed Portfolio           Portfolio
                                      Portfolio               Small Cap Portfolio         Pilgrim VP High Yield
                                                                                           Bond Portfolio
                                                                                          Pilgrim VP International
                                                                                           Value Portfolio
                                                                                          Pilgrim VP MagnaCap
                                                                                           Portfolio
                                                                                          Pilgrim VP Midcap
                                                                                           Opportunities Portfolio
                                                                                          Pilgrim VP Research
                                                                                           Enhanced Index Portfolio
                                                                                          Pilgrim VP SmallCap
                                                                                           Opportunities Portfolio


Depending upon market conditions, you can make or lose money in any of these Funds.


5. EXPENSES: The Contracts have insurance features and investment features, and there are costs related to each.



     We deduct for insurance and administrative charges which annually total 1.40% of the average daily value of your Contract allocated to the investment portfolios. There is a Product Asset Credit, credited to Contract Value every month. The Product Asset Credit is equal to an annual rate of .80% of the average daily Variable Account Contract Value. This credit is applied monthly and is added to the Sub-Accounts of the Variable Account. The net effect of the Product Asset Credit as applied monthly is that total actual Variable Account Expenses are .60% rather than 1.40%.



     There are also investment fund annual expenses which range from 0.33% to 1.54% of the average daily value of the Investment Fund depending upon the investment option which you select.


     No deduction for a sales charge is made from Purchase Payments on the date they are received by the Company. There is no withdrawal charge.


     We may also assess a state premium tax charge which ranges from 0% to 4.0% depending upon the state.

     The following chart is designed to help you understand the expenses in the Contract.


     The column "Total Annual Charges Under Contract" shows the net insurance charges of 0.60% and the investment expenses for each investment portfolio. The next two columns show you two examples of the expenses, in dollars, you would pay under a Contract. The examples assume that you invested $1,000 in a Contract which earns 5% annually and that you withdraw your money: (1) at the end of year 1, and (2) at the end of year 10. There is no withdrawal charge.



                               FUND EXPENSE TABLE



                                                                                                  EXAMPLES:
                                                                                   TOTAL        TOTAL ANNUAL
                                                          TOTAL                    ANNUAL         EXPENSES
                                                         ANNUAL      TOTAL NET    CHARGES        AT END OF:
                                                        INSURANCE    PORTFOLIO     UNDER      -----------------
PORTFOLIO                                                CHARGES     EXPENSES     CONTRACT    1 YEAR    10 YEAR
---------                                               ---------    ---------    --------    ------    -------
AIM V.I. Dent Demographic Trends Fund.................    .60%         1.50%       2.10%        21        242
Alger American Growth Portfolio.......................    .60%         0.79%       1.39%        14        166
Alger American Leveraged AllCap Portfolio.............    .60%         0.90%       1.50%        15        178
Alger American MidCap Growth Portfolio................    .60%         0.84%       1.44%        15        172
Alger American Small Capitalization Portfolio.........    .60%         0.90%       1.50%        15        178
Fidelity VIP Equity-Income Portfolio Initial Class....    .60%         0.56%       1.16%        12        140
Fidelity VIP Growth Portfolio Initial Class...........    .60%         0.65%       1.25%        13        151
Fidelity VIP Money Market Portfolio Initial Class.....    .60%         0.35%        .95%        10        116
Fidelity VIP II Asset Manager: Growth Portfolio.......    .60%         0.69%       1.29%        13        155
Fidelity VIP II Contrafund Portfolio Initial Class....    .60%         0.66%       1.26%        13        152
Fidelity VIP II Index 500 Portfolio Initial Class.....    .60%         0.33%        .93%         9        114
Fidelity VIP II Investment Grade Bond Portfolio
  Initial Class.......................................    .60%         0.54%       1.14%        12        138
Fidelity VIP III Growth Opportunities Portfolio.......    .60%         0.68%       1.28%        13        154
Janus Aspen Aggressive Growth Portfolio...............    .60%         0.66%       1.26%        13        152
Janus Aspen Growth Portfolio..........................    .60%         0.67%       1.27%        13        153
Janus Aspen International Growth Portfolio............    .60%         0.71%       1.31%        13        157
Janus Aspen Worldwide Growth Portfolio................    .60%         0.69%       1.29%        13        155
Neuberger Berman Advisers Management Trust Limited
  Maturity Bond Portfolio.............................    .60%         0.76%       1.36%        14        163
Neuberger Berman Advisers Management Trust Partners
  Portfolio...........................................    .60%         0.92%       1.52%        15        181
Neuberger Berman Advisers Management Trust Socially
  Responsive Portfolio................................    .60%         1.54%       2.14%        22        246
OCC Equity Portfolio..................................    .60%         0.95%       1.55%        16        184
OCC Global Equity Portfolio...........................    .60%         1.14%       1.74%        18        204
OCC Managed Portfolio.................................    .60%         0.86%       1.46%        15        174
OCC Small Cap Portfolio...............................    .60%         0.90%       1.50%        15        178
Pilgrim VP Growth Opportunities Portfolio.............    .60%         0.90%       1.50%        15        178
Pilgrim VP Growth + Value Portfolio...................    .60%         0.80%       1.40%        14        167
Pilgrim VP High Yield Bond Portfolio..................    .60%         0.80%       1.40%        14        167
Pilgrim VP International Value Portfolio..............    .60%         1.00%       1.60%        16        189
Pilgrim VP MagnaCap Portfolio.........................    .60%         0.90%       1.50%        15        178
Pilgrim VP MidCap Opportunities Portfolio.............    .60%         0.90%       1.50%        15        178
Pilgrim VP Research Enhanced Index Portfolio..........    .60%         0.90%       1.50%        15        178
Pilgrim VP SmallCap Opportunities Portfolio...........    .60%         0.90%       1.50%        15        178



     Certain of the portfolios are subject to fee waiver or reimbursement arrangements. The charges listed above reflect any expense reimbursement or fee waiver. For more detailed information, see Summary of Contract Expenses in the Prospectus for the Contract.


6. TAXES: Your earnings are not taxed until you take them out. If you withdraw money, earnings may come out first and will be taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as taxable income. Annuity payments during the income phase may be considered partly a return of your original investment, in which case that part of each payment is not taxable as income. You will not generally pay taxes on any earnings from the Contract described in this Profile until they are withdrawn (or in the case of a 457 plan, paid or made available to you or a beneficiary). Tax-qualified retirement arrangements (e.g. 401(a), 401(k), 403(a), 403(b), 457 plans, or IRAs) also defer payment of taxes on earnings until they are withdrawn (or in the case of a 457 plan, paid or made available to you or a beneficiary). When an annuity contract is used to fund a tax-qualified retirement arrangement, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your financial representative.



7. ACCESS TO YOUR MONEY: You can take money out at any time during the accumulation phase. For RIA Series Contracts, there are no withdrawal charges. You may have to pay income tax and a tax penalty on any money you take out. Withdrawals from Contracts that are tax sheltered annuity contracts established pursuant to Section 403(b) of the Code are subject to special restrictions on withdrawals.



8. PERFORMANCE: The value of the Contract will vary up or down depending upon the investment performance of the Investment Funds you choose. The following chart shows total returns through December 31, 2000, for each Investment Fund for the time periods shown. This chart reports performance returns only from the date an Investment Fund was offered through the Variable Account by one or more Contracts and for periods where our Contracts offered the Investment Fund for a complete year. These numbers reflect the net insurance and administrative charges of 0.60%, the investment expenses and all other expenses of the Investment Fund. These numbers do not reflect any withdrawal charges since there is no withdrawal charge for RIA Series Contracts and there would be no reduction in performance returns for these Contracts. Past performance is not a guarantee of future results. Investment in the money market fund option is neither insured nor guaranteed by the U.S. government and there can be no assurance that it will be able to maintain a stable net asset value of $1 per share.



     Performances of certain of the portfolios reflect a voluntary expense limitation. In the absence of this voluntary limitation the total return would have been lower.



                                                                     CALENDAR YEAR
                                               ---------------------------------------------------------
                                                2000       1999       1998       1997      1996     1995
                                               -------    -------    -------    ------    ------    ----
AIM VARIABLE INSURANCE FUNDS
  AIM V.I. Dent Demographic Trends Fund......      N/A        N/A        N/A       N/A       N/A    N/A
THE ALGER AMERICAN FUND
  Alger American Growth Portfolio............  -15.28%     32.94%     47.19%    24.99%    12.66%    N/A
  Alger American Leveraged AllCap
    Portfolio................................  -25.28%     77.00%     56.89%    18.96%    11.36%    N/A
  Alger American MidCap Growth Portfolio.....    8.53%     31.06%     29.52%    14.32%    11.22%    N/A
  Alger American Small Capitalization
    Portfolio................................  -27.63%     42.56%     14.84%    10.73%     3.55%    N/A
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
  VIP Equity-Income Portfolio................    7.78%      5.69%     10.96%    27.34%    13.58%    N/A
  VIP Growth Portfolio.......................  -11.51%     36.61%     38.66%    22.75%    14.01%    N/A
  VIP Money Market Portfolio.................    5.68%      4.55%      4.85%     4.86%     4.77%    N/A
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
  VIP II Asset Manager: Growth Portfolio.....  -12.99%     14.57%     16.87%    24.32%    19.20%    N/A
  VIP II Contrafund(R) Portfolio.............   -7.18%     23.51%     29.21%    23.40%    20.57%    N/A
  VIP II Index 500 Portfolio.................   -9.84%     19.79%     27.56%    31.90%    22.07%    N/A
  VIP II Investment Grade Bond Portfolio.....   10.56%        N/A        N/A       N/A       N/A    N/A
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
  VIP III Growth Opportunities Portfolio.....  -17.56%      3.65%        N/A       N/A       N/A    N/A

                                                                     CALENDAR YEAR
                                               ---------------------------------------------------------
                                                2000       1999       1998       1997      1996     1995
                                               -------    -------    -------    ------    ------    ----
JANUS ASPEN SERIES
  Aggressive Growth Portfolio................  -32.23%    124.06%     33.46%       N/A       N/A    N/A
  Growth Portfolio...........................  -15.06%     43.12%     34.85%       N/A       N/A    N/A
  International Growth Portfolio.............  -16.44%     81.19%     16.53%       N/A       N/A    N/A
  Worldwide Growth Portfolio.................  -16.17%     63.47%     28.15%       N/A       N/A    N/A
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
  Limited Maturity Bond Portfolio............    6.15%      0.87%      3.77%       N/A       N/A    N/A
  Partners Portfolio.........................    0.10%      6.73%      3.59%       N/A       N/A    N/A
  Socially Responsive Portfolio..............   -2.19%        N/A        N/A       N/A       N/A    N/A
OCC ACCUMULATION TRUST
  Equity Portfolio...........................    9.26%      1.93%     11.19%       N/A       N/A    N/A
  Global Equity Portfolio....................    4.08%     25.77%     12.61%       N/A       N/A    N/A
  Managed Portfolio..........................    9.09%      4.37%      6.48%       N/A       N/A    N/A
  Small Cap Portfolio........................   43.32%     -2.42%     -9.57%       N/A       N/A    N/A
PILGRIM VARIABLE PRODUCTS TRUST
  Pilgrim VP Growth Opportunities
    Portfolio................................      N/A        N/A        N/A       N/A       N/A    N/A
  Pilgrim VP Growth + Value Portfolio........  -10.32%     93.82%     18.61%    13.97%    22.35%    N/A
  Pilgrim VP High Yield Bond Portfolio.......  -12.16%     -3.80%     -0.01%       N/A       N/A    N/A
  Pilgrim VP International Value Portfolio...    2.57%     49.28%     16.23%       N/A       N/A    N/A
  Pilgrim VP MagnaCap Portfolio..............      N/A        N/A        N/A       N/A       N/A    N/A
  Pilgrim VP MidCap Opportunities
    Portfolio................................      N/A        N/A        N/A       N/A       N/A    N/A
  Pilgrim VP Research Enhanced Index
    Portfolio................................  -12.15%      5.19%      0.75%     6.37%    12.59%    N/A
  Pilgrim VP SmallCap Opportunities
    Portfolio................................    0.48%    139.60%     16.60%    14.93%    13.11%    N/A


9. DEATH BENEFIT: If you die prior to the income phase, the person you have chosen as your beneficiary will receive a death benefit. For RIA Series Contracts, this death benefit will be the greater of: 1) the money you've put in reduced by any money you've taken out, any Outstanding Loan Balance and previously deducted Annual Contract Charges; or 2) the current value of your Contract less the Outstanding Loan Balance.

10. OTHER INFORMATION

FREE LOOK. If you cancel the Contract within 10 days after receiving it (or whatever period is required in your state), we will return the Contract Value without assessing a withdrawal charge. The Contract Value may be more or less than your original payment, unless otherwise required by applicable law.

     If you reside in a state requiring the return of purchase payments made for any cancellation during a free look period, the amount of your initial payments will be allocated to the money market option during the free look period in your state plus five calendar days. If you cancel your Contract we will return your payments made or the Contract Value, whichever is larger. If you keep your Contract, we will then allocate your initial payments plus Contract Earnings to the appropriate Fund(s) you have chosen.

NO PROBATE. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate.


WHO SHOULD PURCHASE THE CONTRACT? This Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in. Contracts issued for use with Qualified Plans do not provide additional tax deferral from that provided by the Code. ADDITIONAL FEATURES. This Contract has additional Features that may be of interest to you. These include:


     - If the Contract you purchase is issued for use with a Qualified Plan pursuant to Section 403(b) of the Code, loans from the Contract may be available. These loans are subject to certain restrictions.

     - You can arrange to have money automatically sent to you each month while your Contract is still in the accumulation phase. Of course, you'll have to pay taxes on money you receive. We call this feature Systematic Withdrawal.

     - You can arrange to have a regular amount of money automatically transferred to investment portfolios each month to provide for regular level investments over time. We call this feature Dollar Cost Averaging.

     - The Company will automatically readjust the money in your Contract between investment portfolios periodically to keep the blend you select. We call this feature Automatic Reallocation.

These features are not available in all states and may not be suitable for your particular situation.

11. INQUIRIES

If you need more information, please contact us at:

Northern Life Insurance Company
P.O. Box 5050
Minot, North Dakota 58702-5050
1-877-884-5050

or the distributor of the Contracts, our affiliated Company,


Washington Square Securities, Inc.
20 Washington Avenue South
Minneapolis, Minnesota 55401
1-800-333-6965


or your registered representative.

                                 NORTHERN LIFE
                           ADVANTAGE RIA(SM) ANNUITY
              INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACTS
                                   ISSUED BY
                              SEPARATE ACCOUNT ONE
                        NORTHERN LIFE INSURANCE COMPANY
         1501 FOURTH AVENUE, SUITE 1000, SEATTLE, WASHINGTON 98101-3620
                           TELEPHONE: (206) 292-1111

     Northern Life Insurance Company (the "Company," "we," "us," "our") offers five series of flexible premium Individual Deferred Variable/Fixed Annuity Contracts ("Contracts"). The five Series of Contracts offered by the Company (the "Flex Series", the "Transfer Series", the "Retail Series", the "Plus Series" and the "RIA Series") differ in the amount of Purchase Payments required, when Purchase Payments can be made and certain charges imposed under the Contracts. The Contracts are for use in connection with retirement plans qualifying for special tax treatment under the Internal Revenue Code (see "Federal Tax Status"). The Transfer Series Contracts, the Retail Series Contracts, the Plus Series Contracts and the RIA Series Contracts are also offered on a non-qualified basis.


     This Prospectus describes and offers only the RIA Series Contracts, also known as the Northern Life Advantage RIA(SM) Annuity. The RIA Annuity is designed for sale to persons whose assets are managed by a registered investment adviser. No sales charge is assessed upon sale or surrender of a contract; however, an advisory fee may be assessed by the Contract Owner's adviser.


     The RIA Series Contracts provides for accumulation of Contract Value and payment of annuity benefits on a variable or fixed basis, or a combination variable and fixed basis. Annuity Payouts under the Contracts are deferred until a selected later date.

     Subject to certain restrictions, you can allocate premiums to:

     - Two separate Fixed Accounts (Fixed Account A and Fixed Account C), which are accounts that provide a minimum specified rate of interest; and

     - Sub-Accounts of Separate Account One (the "Variable Account"), a variable account allowing you to invest in certain portfolios of the following Funds (the "Investment Funds"):

AIM Variable Insurance Funds
The Alger American Fund
Fidelity Variable Insurance Products Fund (VIP)
Fidelity Variable Insurance Products Fund II (VIP II)
Fidelity Variable Insurance Products Fund III (VIP III)
Janus Aspen Series
Neuberger Berman Advisers Management Trust
OCC Accumulation Trust
Pilgrim Variable Products Trust


     The Variable Account, your account value and the amount of any variable annuity payments that you receive will vary, primarily based on the investment performance of the portfolios of the Investment Funds you select. (For more information about investing in the Investment Funds, see "Investments of the Variable Account.") The Fixed Accounts are part of the general account of the Company. Except as specifically mentioned, this Prospectus describes only the Variable Account and the Investment Funds. Information about the Fixed Accounts is contained in Appendix A.


     Additional information about the Contracts, the Company, and the Variable Account is contained in a Statement of Additional Information dated May 1, 2001 which has been filed with the Securities and Exchange Commission ("SEC") and is available upon request without charge by writing to Northern Life Insurance Company, P.O. Box 5050, Minot, North Dakota 58702-5050, by calling (877) 884-5050, or by accessing the SEC's Internet web site (http://www.sec.gov). The Statement of Additional Information is incorporated by reference in this Prospectus. The Table of Contents for the Statement of Additional Information may be found on page 35 of this Prospectus.


THIS PROSPECTUS SETS FORTH CONCISELY THE INFORMATION ABOUT THE CONTRACTS THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING AND SHOULD BE RETAINED FOR FUTURE REFERENCE.

     These insurance and investment products:


     - ARE NOT BANK DEPOSITS OR GUARANTEED BY A BANK;



     - ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY;



     - ARE AFFECTED BY MARKET FLUCTUATIONS AND INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL; AND



     - HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



We do not intend for this Prospectus to be an offer to sell or a solicitation to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this Prospectus. The Contracts are not available for sale in New York.



This Prospectus is accompanied by the current prospectuses for the Portfolios of the Investment Funds offered by AIM Variable Insurance Funds, The Alger American Fund, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, Janus Aspen Series, Neuberger Berman Advisers Management Trust, OCC Accumulation Trust, and Pilgrim Variable Products Trust.


THE DATE OF THIS PROSPECTUS IS MAY 1, 2001.

                               TABLE OF CONTENTS


Definitions.................................................      4
Fee Table...................................................      6
  Summary of Contract Expenses..............................      6
The Company.................................................     10
The Variable Account........................................     10
Investments of the Variable Account.........................     10
  Reinvestment..............................................     14
  Addition, Deletion or Substitution of Fund Shares.........     14
Charges Made by the Company.................................     15
  Withdrawal Charge (Contingent Deferred Sales Charge)......     15
  Mortality Risk Charge.....................................     15
  Expense Risk Charge.......................................     15
  Administrative Charge.....................................     15
  Product Asset Credit......................................     16
  Sufficiency of Charges....................................     16
  Premium and Other Taxes...................................     16
  Reduction of Charges......................................     16
  Expenses of the Funds.....................................     17
Administration..............................................     17
The Contracts...............................................     17
  Contract Application and Purchase Payments................     17
  Revocation................................................     17
  Allocation of Purchase Payments...........................     18
  Accumulation Unit Value...................................     18
  Net Investment Factor.....................................     18
  Death Benefit Before the Start Date.......................     19
  Payment of Death Benefit Before the Start Date............     19
  Death Benefit After Start Date............................     19
  Withdrawal (Redemption)...................................     19
  Systematic Withdrawals....................................     20
  Loans Available From Certain Qualified Contracts..........     21
  Reallocations.............................................     21
     Written Reallocations..................................     22
     Telephone Reallocations................................     22
     Automatic Reallocations................................     23
     Dollar Cost Averaging Reallocations....................     23
     Reallocations From the Fixed Accounts..................     24
  Assignments...............................................     24
  Contract Owner and Beneficiaries..........................     24
  Contract Inquiries........................................     25

Annuity Provisions.........................................................................................         25
  Start Date...............................................................................................         25
  Annuity Payout Selection.................................................................................         25
  Forms of Annuity Payouts.................................................................................         25
  Frequency and Amount of Annuity Payouts..................................................................         26
  Annuity Payouts..........................................................................................         26
  Sub-Account Annuity Unit Value...........................................................................         26
  Assumed Investment Rate..................................................................................         27
  Partial Annuitization....................................................................................         27
Federal Tax Status.........................................................................................         27
  Introduction.............................................................................................         27
  Tax Status of the Contract...............................................................................         28
     Diversification Requirements..........................................................................         28
     Required Distributions................................................................................         28
  Taxation of Annuities....................................................................................         29
     In General............................................................................................         29
     Withdrawals...........................................................................................         29
     Annuity Payouts.......................................................................................         29
     Taxation of Death Benefit Proceeds....................................................................         30
     Penalty Tax on Certain Distributions..................................................................         30
  Transfers, Assignments or Exchanges of a Contract........................................................         30
  Withholding..............................................................................................         30
  Multiple Contracts.......................................................................................         30
  Taxation of Qualified Plans..............................................................................         31
  Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans.............................................         31
  Individual Retirement Annuities..........................................................................         31
  Tax Sheltered Annuities..................................................................................         31
  Transfers from 403(b)(7) Custodial Accounts..............................................................         32
  Section 457 Plans........................................................................................         32
  Possible Charge for the Company's Taxes..................................................................         32
  Other Tax Consequences...................................................................................         32
  Possible Changes in Taxation.............................................................................         32
Voting of Fund Shares......................................................................................         32
Distribution of the Contracts..............................................................................         33
Reports to Contract Owners.................................................................................         33
Legal Proceedings..........................................................................................         33
Experts....................................................................................................         34
Further Information........................................................................................         34
Separate Account One Statement of Additional Information Table of Contents.................................         35
Appendix A: The Fixed Accounts.............................................................................        A-1
Appendix B: Performance Information and Condensed Financial Information....................................        B-1

DEFINITIONS

ACCUMULATION UNIT. A unit of measure used to determine the Variable Account
     Contract Value.

ANNUITANT. The person whose life determines the annuity payouts payable at the Start Date under a Contract.

ANNUITY PAYOUT DATE. Unless otherwise agreed to by the Company, the first business day of any calendar month in which a Fixed or Variable Annuity Payout is made under a Contract.

ANNUITY UNIT. A unit of measure used to determine the amount of a Variable
     Annuity Payout after the first Variable Annuity Payout.

BENEFICIARY. The person(s) named by the Contract Owner to receive the Death
     Benefit upon the death of the Contract Owner or Annuitant, if applicable, before the Start Date and to receive the balance of annuity payouts, if any, under the annuity payout(s) in effect at the Annuitant's death.

CODE. The Internal Revenue Code of 1986, as amended.

COMPANY. Northern Life Insurance Company, a stock life insurance company incorporated under the laws of the State of Washington.

CONTINGENT BENEFICIARY. The person(s) named to become the Beneficiary if the Beneficiary dies, if applicable.

CONTRACT ANNIVERSARY. The same day and month as the Issue Date each year.

CONTRACT EARNINGS. The Contract Value on any Valuation Date, plus the aggregate
     Purchase Payments withdrawn up to that date, minus the aggregate Purchase Payments made up to that date.

CONTRACT OWNER. The person who controls all the rights and privileges under a Contract.


CONTRACT VALUE. The sum of the Variable Account Contract Value, plus the sum of the Fixed Account A and Fixed Account C Contract Values.


CONTRACT YEAR. Each twelve-month period starting with the Issue Date and each Contract Anniversary thereafter.

DEATH BENEFIT. The amount payable, if any, upon the death before the Start Date of the Contract Owner of a qualified Contract or the Annuitant or Contract Owner in the case of a non-qualified Contract.

DEATH BENEFIT VALUATION DATE. The Valuation Date next following the date the
     Company receives proof of death and an appropriate written request for payment of the Death Benefit from the Beneficiary.


FIXED ACCOUNT A. Part of the general account of the Company. The general account consists of all assets of the Company, other than those assets allocated to separate accounts of the Company.



FIXED ACCOUNT A CONTRACT VALUE. An amount equal to the sum of Purchase Payments allocated to Fixed Account A, increased by reallocations made to Fixed Account A (including amounts reallocated to the Loan Account) and interest credited to Fixed Account A, less reallocations out of Fixed Account A, withdrawals from Fixed Account A (including amounts applied to purchase annuity payouts, withdrawal charges and applicable premium taxes).



FIXED ACCOUNT C. Part of the general account of the Company. The general account consists of all assets of the Company, other than those assets allocated to separate accounts of the Company.



FIXED ACCOUNT C CONTRACT VALUE. An amount equal to the sum of Purchase Payments allocated to Fixed Account C, increased by interest credited to Fixed Account C, less reallocations from Fixed Account C (including withdrawal charges and applicable premium taxes).


FIXED ANNUITY PAYOUT. A series of periodic payments to the Payee which do not vary in amount, are guaranteed as to principal and interest, and are paid from the general account of the Company.

FUND. Any open-end management investment company (or portfolio thereof) or unit investment trust (or series thereof) in which a Sub-Account invests as described herein.

INITIAL PURCHASE PAYMENT TRANSFER DATE. The Initial Purchase Payment Transfer
     Date is the date that is five calendar days after the applicable state free look period, and is generally 16 days after the Contract Date. This may vary by state.

ISSUE DATE. The date on which the Contract is issued as shown on the Contract data page.

LOAN ACCOUNT. The portion, if any, of Contract Value segregated within Fixed
     Account A which is designated as security for a loan under the Contract.

OUTSTANDING LOAN BALANCE. The aggregate value, if any, of all existing loans, plus any accumulated loan interest, less any loan repayments.


PAYEE. The person to whom the Company will make a Fixed or Variable Annuity
     Payout.


PRODUCT ASSET CREDIT. The Product Asset Credit is applicable to RIA Series
     Contracts only. It is equal to an annual rate of .80% of the average daily Variable Account Contract Value. This credit is applied monthly and is added to the Sub-Accounts of the Variable Account.

PURCHASE PAYMENT. A payment made to the Company under a Contract which, if permitted under a Contract includes periodic, single lump sum, rollover and transfer payments.


QUALIFIED PLAN. A retirement arrangement under Sections 401(a), 403(b), 408,
     408A or 457 of the Code.



SPECIFIED CONTRACT ANNIVERSARY. Each sixth Contract Anniversary.


START DATE. The date on which all of the Contract Value is used to purchase a Fixed and/or Variable Annuity Payout.

SUB-ACCOUNT. A subdivision of the Variable Account Available under a Contract which invests in shares of a specific Fund.

SUB-ACCOUNT CONTRACT VALUE. For any Sub-Account, an amount equal to the number of Accumulation Units of that Sub-Account under a Contract when the Sub-Account Contract Value is computed, multiplied by the accumulation unit value for that Sub-Account.


WITHDRAWAL VALUE. The Contract Value less any applicable Withdrawal Charge and any Outstanding Loan Balance.



VALUATION DATE. Each day on which the New York Stock Exchange is open for business except for a day that a Sub-Account's corresponding Fund does not value its shares. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day; Rev. Dr. Martin Luther King, Jr. Day; President's Day; Good Friday; Memorial Day; July Fourth; Labor Day; Thanksgiving Day; and Christmas Day. These days may change at the discretion of the New York Stock Exchange.


VALUATION PERIOD. The period of time between a Valuation Date and the next
     Valuation Date.

VARIABLE ACCOUNT. Separate Account One, which is a separate investment account of the Company.

VARIABLE ACCOUNT CONTRACT VALUE. The sum of all Sub-Account Contract Values under a Contract.

VARIABLE ANNUITY PAYOUT. A series of periodic payments to the Payee which will vary in amount based on the investment performance of the Sub-Accounts selected under a Contract.

FEE TABLE



     The tables and examples in this section show the fees your account may incur.



SUMMARY OF CONTRACT EXPENSES



CONTRACT OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Purchases...........................    None
Maximum Withdrawal Charge(a)................................    None
Reallocation Charge(b)......................................    None
ANNUAL CONTRACT CHARGE(c)...................................    None
VARIABLE ACCOUNT ANNUAL EXPENSES
  (as a percentage of average account value)
Total Variable Account Annual Expenses (mortality, expense
  and administrative charges)(d)............................   0.60%


     In addition to the costs and expenses shown in this table, state premium taxes may also be applicable. For more information on state premium taxes, see "Premium and Other Taxes."
------------------------


(a)There is no Withdrawal Charge. The Company reserves the right to charge a partial withdrawal processing fee not to exceed the lesser of 2% of the partial withdrawal amount or $25. For more information on the processing fee, see "Withdrawal Charge (Contingent Deferred Sales Charge)."



(b)The Company assesses a $25 charge on reallocations between Sub-Accounts or to or from the Fixed Accounts after 24 reallocations per Contract Year. The Company reserves the right to assess a $25 charge on any transfer or to limit the number of transfers.



(c)There is no Annual Contract Charge.



(d)Total Variable Account Contract Expenses are an Expense Charge of 0.40%, a Mortality Charge of 0.85%, and an Administrative Charge of 0.15%, for a total of 1.40%.



    There is a Product Asset Credit, credited to Contract Value every month. The Product Asset Credit is equal to an annual rate of .80% of the average daily Variable Account Contract Value. This credit is applied monthly and is added to the Sub-Accounts of the Variable Account. The net effect of the Product Asset Credit as applied monthly is that total actual Variable Account Expenses are .60% rather than 1.40%.

FEES DEDUCTED BY THE FUNDS



     USING THIS INFORMATION. The following table shows the investment advisory fees and other expenses charged annually by each Fund. Fund fees are one factor that impacts the value of a Fund share. To learn about additional factors, refer to the Fund prospectus. The fees and expense information regarding the Funds was provided by the Funds. Except for the Pilgrim Variable Products Trust, neither the Funds nor their advisers are affiliated with the Company.



     HOW FEES ARE DEDUCTED. Fund fees are not deducted from the Contract Value. Instead, fees are deducted from the value of the Fund shares on a daily basis, which in turn will affect the value of each Sub-Account on a daily basis. Except as noted below, the following figures are a percentage of the average net assets of each Fund, and are based on figures for the year ended December 31, 2000.



                               FUND EXPENSE TABLE



                                                                                     FEES AND
                                                MANAGEMENT                TOTAL      EXPENSES    TOTAL NET
                                                (ADVISORY)    OTHER     PORTFOLIO   WAIVED OR    PORTFOLIO
PORTFOLIO                                          FEES      EXPENSES   EXPENSES    REIMBURSED   EXPENSES
---------                                       ----------   --------   ---------   ----------   ---------
AIM V.I. Dent Demographic Trends Fund(a)(b)....    0.85%       0.78%      1.63%        0.13%       1.50%
Alger American Growth Portfolio(a).............    0.75%       0.04%      0.79%         N/A        0.79%
Alger American Leveraged AllCap Portfolio(a)...    0.85%       0.05%      0.90%         N/A        0.90%
Alger American MidCap Growth Portfolio(a)......    0.80%       0.04%      0.84%         N/A        0.84%
Alger American Small Capitalization
  Portfolio(a).................................    0.85%       0.05%      0.90%         N/A        0.90%
Fidelity VIP Equity-Income Portfolio Initial
  Class(a)(c)..................................    0.48%       0.08%      0.56%         N/A        0.56%
Fidelity VIP Growth Portfolio Initial
  Class(a)(c)..................................    0.57%       0.08%      0.65%         N/A        0.65%
Fidelity VIP Money Market Portfolio Initial
  Class(d).....................................    0.27%       0.08%      0.35%         N/A        0.35%
Fidelity VIP II Asset Manager: Growth
  Portfolio(a)(c)..............................    0.58%       0.11%      0.69%         N/A        0.69%
Fidelity VIP II Contrafund Portfolio Initial
  Class(a)(c)..................................    0.57%       0.09%      0.66%         N/A        0.66%
Fidelity VIP II Index 500 Portfolio Initial
  Class(a)(e)..................................    0.24%       0.09%      0.33%         N/A        0.33%
Fidelity VIP II Investment Grade Bond Portfolio
  Initial Class(a).............................    0.43%       0.11%      0.54%         N/A        0.54%
Fidelity VIP III Growth Opportunities
  Portfolio(a)(f)..............................    0.58%       0.10%      0.68%         N/A        0.68%
Janus Aspen Aggressive Growth
  Portfolio(a)(g)..............................    0.65%       0.01%      0.66%         N/A        0.66%
Janus Aspen Growth Portfolio(a)(g).............    0.65%       0.02%      0.67%         N/A        0.67%
Janus Aspen International Growth
  Portfolio(a)(g)..............................    0.65%       0.06%      0.71%         N/A        0.71%
Janus Aspen Worldwide Growth Portfolio(a)(g)...    0.65%       0.04%      0.69%         N/A        0.69%
Neuberger Berman Advisers Management Trust
  Limited Maturity Bond Portfolio(a)...........    0.65%       0.11%      0.76%         N/A        0.76%
Neuberger Berman Advisers Management Trust
  Partners Portfolio(a)........................    0.82%       0.10%      0.92%         N/A        0.92%
Neuberger Berman Advisers Management Trust
  Socially Responsive Portfolio(a)(h)..........    0.85%       1.55%      2.40%        0.86%       1.54%
OCC Equity Portfolio(a)(i).....................    0.80%       0.15%      0.95%         N/A        0.95%
OCC Global Equity Portfolio(a)(i)..............    0.80%       0.34%      1.14%         N/A        1.14%
OCC Managed Portfolio(a)(i)....................    0.78%       0.08%      0.86%         N/A        0.86%
OCC Small Cap Portfolio(a)(i)..................    0.80%       0.10%      0.90%         N/A        0.90%
Pilgrim VP Growth Opportunities
  Portfolio(j)(k)..............................    0.75%       1.44%      2.19%        1.29%       0.90%
Pilgrim VP Growth + Value Portfolio(j)(k)......    0.75%       0.18%      0.93%        0.13%       0.80%
Pilgrim VP High Yield Bond Portfolio(j)(k).....    0.75%       0.38%      1.13%        0.33%       0.80%
Pilgrim VP International Value
  Portfolio(j)(k)..............................    1.00%       0.44%      1.44%        0.44%       1.00%
Pilgrim VP MagnaCap Portfolio(j)(k)............    0.75%       7.15%      7.90%        7.00%       0.90%
Pilgrim VP MidCap Opportunities
  Portfolio(j)(k)..............................    0.75%       5.01%      5.76%        4.86%       0.90%
Pilgrim VP Research Enhanced Index
  Portfolio(j)(k)..............................    0.75%       0.43%      1.18%        0.28%       0.90%
Pilgrim VP SmallCap Opportunities
  Portfolio(j)(k)..............................    0.75%       0.23%      0.98%        0.08%       0.90%

---------------


(a)The Company or its affiliates may receive compensation from an affiliate or affiliates of certain of the Funds based upon an annual percentage of the average net assets held in that Fund by the Company and by certain of the Company's insurance company affiliates. These amounts are intended to compensate the Company or the Company's affiliates for administrative, recordkeeping, and other services provided by the Company and its affiliates to Funds and/or the Funds affiliates. Payments of such amounts by an affiliate or affiliates of the Funds do not increase the fees paid by the Funds or their shareholders. The percentage paid may vary from one Fund company to another. The amounts we receive under these agreements may be significant.



(b)Expenses have been restated to reflect current fees. The investment advisor has agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividend, expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to limit total annual fund operating expenses to 1.50% of average daily net assets until December 31, 2001. Total annual fund operating expenses before waivers were 1.63%.



(c)Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.



(d)The annual class operating expense provided are based on historical expenses, adjusted to reflect the current management fee structure.



(e)The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 0.28%. This arrangement may be discontinued by the fund's manager at any time. Including this reimbursement, the investment advisory fee, other expenses and total annual expenses in 2000 were 0.24%, 0.04% and 0.28%, respectively.



(f)Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.



(g)Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for Growth, Aggressive Growth, International Growth and Worldwide Growth Portfolios. All expenses are shown without the effect of any expense offset arrangements.



(h)Neuberger Berman Management Inc. ("NBMI") has undertaken through April 30, 2002 to reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.50% of the average daily net asset value of the Socially Responsive Portfolio. The expense reimbursement agreement with respect to the Socially Responsive Portfolio provides for NBMI to recoup through December 31, 2005 amounts reimbursed by NBMI under the agreement, provided such recoupment would not cause the Portfolio to exceed its expense limitation.



(i)Management Fees reflect effective management fees before taking into effect any fee waiver. Other Expenses are shown before expense offsets afforded the Portfolios. Total Portfolio Expenses for the Equity, Small Cap and Managed Portfolios are limited by OpCap Advisors so that their respective annualized operating expenses (net of any expense offset) do not exceed 1.00% of average daily net assets. Total Portfolio Expenses for the Global Equity Portfolio are limited to 1.25% of average daily net assets.



(j)The table shows the estimated operating expenses for each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year and fee waivers to which the Adviser has agreed for each Portfolio.



(k)ING Pilgrim Investments has entered into written expense limitation agreements with each Portfolio which it advises under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Pilgrim Investments within three years. The expense limit for each such Fund is shown as "Total Net Portfolio Expenses." For each Portfolio, the expense limits will continue through at least December 31, 2001.

HYPOTHETICAL EXAMPLE



     ACCOUNT FEES INCURRED OVER TIME. The following hypothetical example shows the fees paid over time if $1,000 is invested in a Sub-account, assuming a 5% annual return on the investment. For the purpose of this example, we deducted the maximum allowed under the contract for the following fees: mortality, expense and administrative charges of 1.40% annually, with a Product Asset Credit equal to an annual rate of .80%, the result of which is to reflect the actual Variable Account expenses of .60% annually. There is no withdrawal charge under the Contract. The total annual Fund expenses used are those shown in the column "Total Net Portfolio Expenses" in the Fund Expense Table.



     - This example is purely hypothetical.



     - It should not be considered a representation of past or future fees or expected returns



     - Actual fees and/or returns may be more or less than those shown in this example.



EXAMPLE



     Whether or not a full withdrawal of the Contract Value is made at the end of the applicable time period or if the Contract is annuitized at the end of the applicable time period, you would pay the following fees:



                                                          1 YEAR      3 YEARS      5 YEARS      10 YEARS
                                                        RIA SERIES   RIA SERIES   RIA SERIES   RIA SERIES
                                                        ----------   ----------   ----------   ----------
AIM V.I. Dent Demographic Trends Fund.................     $21          $66          $113         $242
Alger American Growth Portfolio.......................      14           44            76          166
Alger American Leverage AllCap Portfolio..............      15           47            82          178
Alger American MidCap Growth Portfolio................      15           45            79          172
Alger American Small Capitalization Portfolio.........      15           47            82          178
Fidelity VIP Equity-Income Portfolio..................      12           37            64          140
Fidelity VIP Growth Portfolio.........................      13           40            69          151
Fidelity VIP Money Market Portfolio...................      10           30            52          116
Fidelity VIP II Asset Manager: Growth Portfolio.......      13           41            71          155
Fidelity VIP II Contrafund(R) Portfolio...............      13           40            69          152
Fidelity VIP II Index 500 Portfolio...................       9           30            51          114
Fidelity VIP II Investment Grade Bond Portfolio.......      12           36            63          138
Fidelity VIP III Growth Opportunities Portfolio.......      13           41            70          154
Janus Aspen Aggressive Growth Portfolio...............      13           40            69          152
Janus Aspen Growth Portfolio..........................      13           40            70          153
Janus Aspen International Growth Portfolio............      13           41            72          157
Janus Aspen Worldwide Growth Portfolio................      13           41            71          155
Neuberger Berman Advisers Management Trust Limited
  Maturity Bond Portfolio.............................      14           43            74          163
Neuberger Berman Advisers Management Trust Partners
  Portfolio...........................................      15           48            83          181
Neuberger Berman Advisers Management Trust Socially
  Responsive Portfolio................................      22           67           115          246
OCC Accumulation Trust Equity Portfolio...............      16           49            84          184
OCC Accumulation Trust Global Equity Portfolio........      18           55            94          204
OCC Accumulation Trust Managed Portfolio..............      15           46            80          174
OCC Accumulation Trust Small Cap Portfolio............      15           47            82          178
Pilgrim VP Growth Opportunities Portfolio.............      15           47            82          178
Pilgrim VP Growth + Value Portfolio...................      14           44            76          167
Pilgrim VP High Yield Bond Portfolio..................      14           44            76          167
Pilgrim VP International Value Portfolio..............      16           50            87          189
Pilgrim VP MagnaCap Portfolio.........................      15           47            82          178
Pilgrim VP MidCap Opportunities Portfolio.............      15           47            82          178
Pilgrim VP Research Enhanced Index Portfolio..........      15           47            82          178
Pilgrim VP SmallCap Opportunities Portfolio...........      15           47            82          178

THE COMPANY


     The Company, organized in 1906, is a stock life insurance company incorporated under the laws of the State of Washington. The Company is an indirect, wholly-owned subsidiary of ReliaStar Financial Corp. ("ReliaStar"), a holding company incorporated under the laws of the State of Delaware, whose subsidiaries specialize in the life insurance and related financial services businesses. ReliaStar is an indirect wholly-owned subsidiary of ING Group N.V., a global financial services holding company based in the Netherlands. The Company offers individual and group annuity contracts. The Company is admitted to do business in the District of Columbia and all states except New York. Its Home Office is at 1501 Fourth Avenue, Suite 1000, Seattle, Washington 98101-3620. Its Administrative Office is at P.O. Box 5050, Minot, North Dakota 58702-5050.


     The Company is a charter member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

THE VARIABLE ACCOUNT
     The Variable Account is a separate account of the Company established under the insurance laws of the State of Washington on March 22, 1994. The Company has complete ownership and control of the assets in the Variable Account, but these assets are held separately from the Company's other assets and are not part of the Company's general account.

     The portion of the assets of the Variable Account equal to its reserves and other Contract liabilities will not be chargeable with liabilities arising out of any other business of the Company. The income, gains and losses, realized or unrealized, from assets allocated to the Variable Account will be credited to or charged against the Variable Account, without regard to the other income, gains, or losses of the Company.

     The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended ("1940 Act"). Such registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account, the Company or the Funds.

     Purchase Payments allocated to the Variable Account are allocated to one or more Sub-Accounts selected by the Contract Owner. Each Sub-Account invests in shares of a specific Fund at net asset value. The future Variable Account Contract Value will depend, primarily, on the investment performance of the Funds whose shares are held in the Sub-Accounts.

INVESTMENTS OF THE VARIABLE ACCOUNT
     When a Contract is applied for, the Contract Owner may elect to have Purchase Payments allocated to one or more of the available Sub-Accounts. Purchase Payments allocated to one or more Sub-Accounts will be invested in shares of one or more of the Funds at net asset value. The Variable Account Contract Value and the amount of Variable Annuity Payouts will vary, primarily based on the investment performance of the Funds whose shares are held in the Sub-Accounts selected. The Contract Owner may also, subject to the limits discussed below, change a Purchase Payment allocation for future Purchase Payments and may reallocate all or part of any Sub-Account Contract Value to another Sub-Account that invests in shares of another Fund.

     There are currently 32 Sub-Accounts, each of which invests in shares of one of the Funds. The Company reserves the right, subject to compliance with applicable law, to offer additional Sub-Accounts, each of which could invest in a new fund with a specified investment objective.

     A Contract Owner is limited to participating in a maximum of 16 Sub-Accounts over the lifetime of the Contract. The Contract Owner would not be required to select the Sub-Accounts in advance, but upon reaching participation in 16 Sub-Accounts since issue of the Contract, the Contract Owner would only be able to transfer within the 16 Sub-Accounts already selected and which are still available under the Variable

Account. For example, assume a Contract Owner selects six Sub-Accounts. Later, the Contract Owner transfers out of all of the six initial selections and chooses ten different Sub-Accounts, none of which are the same as the original six selections. The Contract Owner has now used the maximum selection of 16 Sub-Accounts. The Contract Owner may still allocate Purchase Payments or transfer Contract Values among any of the 16 Sub-Accounts that were previously selected. However, the Contract Owner may not allocate funds to the remaining Sub-Accounts at any time. A Contract Owner may transfer partial or complete Contract Values from the Variable Account to Fixed Account A, at any time.


     Orders for the purchase of Fund shares may be subject to acceptance by the Fund. We reserve the right to reject, without prior notice, any allocation of Purchase Payment to a Sub-Account if the Sub-Account's investment in the corresponding Fund is not accepted by the Fund for any reason.

     The Funds currently offered are described below.

                                INVESTMENT FUNDS

----------------------------------------------------------------------------------------------------------------------
                                                                                            GROWTH
                                                 ADVISER/          MONEY      FIXED           &
  FUND GROUP               FUND                 SUBADVISER         MARKET     INCOME        INCOME      INTERNATIONAL
----------------------------------------------------------------------------------------------------------------------
 AIM Variable         AIM V.I. Dent           A I M Advisors,
   Insurance        Demographic Trends        Inc./H.S. Dent
     Funds                 Fund               Advisors, Inc.
 Houston, TX.
----------------------------------------------------------------------------------------------------------------------
  The Alger       Alger American Growth         Fred Alger
American Fund           Portfolio            Management, Inc.
                  ---------------------------------------------------------------------------------------------------
New York, N.Y.        Alger American            Fred Alger
                     Leveraged AllCap        Management, Inc.
                        Portfolio
                  ---------------------------------------------------------------------------------------------------
                  Alger American MidCap         Fred Alger
                     Growth Portfolio        Management, Inc.
                  ---------------------------------------------------------------------------------------------------
                   Alger American Small         Fred Alger
                      Capitalization         Management, Inc.
                        Portfolio
----------------------------------------------------------------------------------------------------------------------
   Fidelity                VIP              Fidelity Management                          X
Investments(R)        Equity-Income         & Research Company
                   Portfolio -- Initial
                          Class
                  ---------------------------------------------------------------------------------------------------
Boston, Mass.              VIP              Fidelity Management
                   Growth Portfolio --      & Research Company
                      Initial Class
                  ---------------------------------------------------------------------------------------------------
                           VIP              Fidelity Management    X
                       Money Market         & Research Company
                   Portfolio -- Initial
                          Class
                  ---------------------------------------------------------------------------------------------------
                  VIP II Asset Manager:     Fidelity Management
                     Growth Portfolio       & Research Company
                  ---------------------------------------------------------------------------------------------------
                    VIP II Contrafund       Fidelity Management
                   Portfolio -- Initial     & Research Company
                          Class
                  ---------------------------------------------------------------------------------------------------
                          VIP II            Fidelity Management                          X
                  Index 500 Portfolio --    & Research Company
                      Initial Class
                  ---------------------------------------------------------------------------------------------------
                          VIP II            Fidelity Management            X
                  Investment Grade Bond     & Research Company
                   Portfolio -- Initial
                          Class
                  ---------------------------------------------------------------------------------------------------
   Fidelity           VIP III Growth        Fidelity Management
Investments(R)        Opportunities         & Research Company
     is a               Portfolio
  registered
 trademark of
  FMR Corp.
----------------------------------------------------------------------------------------------------------------------

--------------  -----------------------------------------------------------------------------------

                                         AGGRESSIVE                               PRIMARY
  FUND GROUP      BALANCED      GROWTH     GROWTH         OBJECTIVES            INVESTMENTS
--------------  -----------------------------------------------------------------------------------
 AIM Variable                  X                       Long-term growth        Securities of
   Insurance                                              of capital        companies that are
     Funds                                                                   likely to benefit
                                                                               from changing
 Houston, TX.                                                                  demographic,
                                                                               economic and
                                                                             lifestyle trends
--------------  -----------------------------------------------------------------------------------
  The Alger                    X                       Long-term capital     Equity securities
American Fund                                            appreciation       of large companies
                  ------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------
New York, N.Y.                           X             Long-term capital     Equity securities
                                                         appreciation        of companies any
                                                                                   size
                  ---------------------------------------------------------------------------------------------------   ------------
-----------------------------------------------------------------------
                               X                       Long-term capital     Equity securities
                                                         appreciation       within the range of
                                                                             S&P(R) MidCap 400
                                                                                   Index
                  ---------------------------------------------------------------------------------------------------   ------------
-----------------------------------------------------------------------
                                         X             Long-term capital     Equity securities
                                                         appreciation       within the range of
                                                                              Russell(R) 2000
                                                                             Growth or S&P(R)
                                                                               SmallCap 600
                                                                                  Indexes
--------------  -----------------------------------------------------------------------------------
   Fidelity                              X                Reasonable         Income-producing
Investments(R)                                           income; also        equity securities
                                                           considers             and debt
                                                         potential for          obligations
                                                            capital
                                                         appreciation
                  ---------------------------------------------------------------------------------------------------   ------------
-----------------------------------------------------------------------
Boston, Mass.                  X                            Capital            Common stocks
                                                         appreciation
                  ---------------------------------------------------------------------------------------------------   ------------
-----------------------------------------------------------------------
                                                         High current          U.S. dollar-
                                                       income consistent     denominated money
                                                       with preservation     market securities
                                                        of capital and
                                                           liquidity
                  ---------------------------------------------------------------------------------------------------   ------------
-----------------------------------------------------------------------
                X                                        Maximum total      Stocks, bonds, and
                                                        return over the       short-term and
                                                           long term           money market
                                                                                instruments
                  ---------------------------------------------------------------------------------------------------   ------------
-----------------------------------------------------------------------
                               X                            Capital            Securities of
                                                         appreciation         companies whose
                                                                             value the adviser
                                                                              believes is not
                                                                            fully recognized by
                                                                                the public
                  ---------------------------------------------------------------------------------------------------   ------------
-----------------------------------------------------------------------
                                                       Total return that     Common stocks of
                                                        corresponds to            S&P 500
                                                        that of S&P 500
                                                             Index
                  ---------------------------------------------------------------------------------------------------   ------------
-----------------------------------------------------------------------
                                                         High current        Investment-grade
                                                       income consistent    intermediate fixed
                                                       with preservation        securities
                                                          of capital
                  ---------------------------------------------------------------------------------------------------   ------------
-----------------------------------------------------------------------
   Fidelity                    X                        Capital growth         Common stocks
Investments(R)
     is a
  registered
 trademark of
  FMR Corp.
--------------  -----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                   GROWTH
                                                 ADVISER/             MONEY         FIXED             &
  FUND GROUP               FUND                 SUBADVISER            MARKET        INCOME         INCOME       INTERNATIONAL
-----------------------------------------------------------------------------------------------------------------------------
    Janus              Aspen Series            Janus Capital
                        Aggressive              Corporation
Denver, Colo.        Growth Portfolio
                  ---------------------------------------------------------------------------------------------------
                   Aspen Series Growth         Janus Capital
                        Portfolio               Corporation
                  ---------------------------------------------------------------------------------------------------
                       Aspen Series            Janus Capital                  X
                   International Growth         Corporation
                        Portfolio
                  ---------------------------------------------------------------------------------------------------
                  Aspen Series Worldwide       Janus Capital                                                                X
                     Growth Portfolio           Corporation
------------------------------------------------------------------------------------------------------------------
  Neuberger        Advisers Management       Neuberger Berman                               X
    Berman        Trust Limited Maturity     Management Inc./
                      Bond Portfolio         Neuberger Berman,
                                                    LLC
New York, N.Y.
                  ---------------------------------------------------------------------------------------------------
                   Advisers Management       Neuberger Berman
                      Trust Partners         Management Inc./
                        Portfolio            Neuberger Berman,
                                                    LLC
                  ---------------------------------------------------------------------------------------------------
                   Advisers Management       Neuberger Berman
                      Trust Socially         Management Inc./
                   Responsive Portfolio      Neuberger Berman,
                                                    LLC
------------------------------------------------------------------------------------------------------------------
     OCC          OCC Accumulation Trust      OpCap Advisors
                     Equity Portfolio
New York, N.Y.
                  ---------------------------------------------------------------------------------------------------
                  OCC Accumulation Trust      OpCap Advisors
                      Global Equity
                        Portfolio
                  ---------------------------------------------------------------------------------------------------
                  OCC Accumulation Trust      OpCap Advisors
                    Managed Portfolio
                  ---------------------------------------------------------------------------------------------------
                  OCC Accumulation Trust      OpCap Advisors
                   Small Cap Portfolio
------------------------------------------------------------------------------------------------------------------
   Pilgrim         Growth Opportunities         ING Pilgrim
                        Portfolio            Investments, LLC
 Phoenix, AZ
                  ---------------------------------------------------------------------------------------------------
                      Growth + Value            ING Pilgrim
                        Portfolio              Investments,
                                            LLC/Navellier Fund
                                             Management, Inc.
                  ---------------------------------------------------------------------------------------------------
                     High Yield Bond            ING Pilgrim                                 X
                        Portfolio            Investments, LLC
                  ---------------------------------------------------------------------------------------------------
                   International Value          ING Pilgrim                                                                 X
                        Portfolio            Investments, LLC/
                                            Brandes Investment
                                               Partners L.P.
                  ---------------------------------------------------------------------------------------------------
                    MagnaCap Portfolio          ING Pilgrim
                                             Investments, LLC
                  ---------------------------------------------------------------------------------------------------
                   MidCap Opportunities         ING Pilgrim
                        Portfolio            Investments, LLC
                  ---------------------------------------------------------------------------------------------------
                    Research Enhanced           ING Pilgrim
                     Index Portfolio         Investments, LLC/
                                                J.P. Morgan
                                                Investment
                                              Management Inc.
                  ---------------------------------------------------------------------------------------------------
                  SmallCap Opportunities        ING Pilgrim
                        Portfolio            Investments, LLC
-----------------------------------------------------------------------------------------------------------------------------

--------------  -------------------------------------------------------------------------------------------

                                     AGGRESSIVE                                         PRIMARY
  FUND GROUP    BALANCED  GROWTH       GROWTH                OBJECTIVES               INVESTMENTS
--------------  -------------------------------------------------------------------------------------------
    Janus                                         X       Long-term growth           Nondiversified
                                                              capital             portfolio of common
Denver, Colo.                                                                          stocks(1)
                  ---------------------------------------------------------------------------------------------------   ------------
-------------------------------------------------------------------------------
                               X                        Long-term growth of        Diversified common
                                                        capital in a manner              stocks
                                                        consistent with the
                                                          preservation of
                                                              capital
                  ---------------------------------------------------------------------------------------------------   ------------
-------------------------------------------------------------------------------
                                                         Long-term capital         Foreign Issuers of
                                                               growth                common stocks
                  ---------------------------------------------------------------------------------------------------   ------------
-------------------------------------------------------------------------------
                                                        Long-term growth of       Foreign and domestic
                                                        capital in a manner          common stocks
                                                        consistent with the
                                                          preservation of
                                                              capital
--------------
  Neuberger                                             High current income      Short-to-intermediate
    Berman                                              consistent with low      term investment-grade
                                                       risk to principal and        debt securities
                                                           liquidity and
                                                         secondarily total
                                                               return
New York, N.Y.
                  ---------------------------------------------------------------------------------------------------   ------------
-------------------------------------------------------------------------------
                               X                         Growth of capital          Common stocks of
                                                                                    medium-to-large
                                                                                     capitalization
                                                                                       companies
                  ---------------------------------------------------------------------------------------------------   ------------
-------------------------------------------------------------------------------
                                                        Long-term growth of         Common stocks of
                                                              capital               medium-to-large
                                                                                     capitalization
                                                                                       companies
--------------
     OCC                       X                         Long-term capital         Equity Securities
                                                            appreciation
New York, N.Y.
                  ---------------------------------------------------------------------------------------------------   ------------
-------------------------------------------------------------------------------
                               X                         Long-term capital       Global investments in
                                                            appreciation           equity securities
                  ---------------------------------------------------------------------------------------------------   ------------
-------------------------------------------------------------------------------
                       X                                 Growth of capital        Common stocks, fixed
                                                                                 income securities and
                                                                                    cash equivalents
                  ---------------------------------------------------------------------------------------------------   ------------
-------------------------------------------------------------------------------
                                                  X     Capital appreciation      Equity securities of
                                                                                   companies under $2
                                                                                        billion
--------------
   Pilgrim                     X                         Long-term capital       Common stocks of large
                                                               growth            cap, mid cap or small
 Phoenix, AZ                                                                         cap companies
                  ---------------------------------------------------------------------------------------------------   ------------
-------------------------------------------------------------------------------
                                                  X     Capital appreciation       Equity securities
                                                        from investing in a
                                                       diversified portfolio
                                                        of equity securities
                  ---------------------------------------------------------------------------------------------------   ------------
-------------------------------------------------------------------------------
                                                       High current yield and       High-yield bonds
                                                        capital appreciation
                  ---------------------------------------------------------------------------------------------------   ------------
-------------------------------------------------------------------------------
                                                         Long-term capital       International equities
                                                            appreciation
                  ---------------------------------------------------------------------------------------------------   ------------
-------------------------------------------------------------------------------
                                                  X        Capital growth            Common stocks
                  ---------------------------------------------------------------------------------------------------   ------------
-------------------------------------------------------------------------------
                                                  X      Long-term capital       Common stocks of mid-
                                                            appreciation          sized U.S. companies
                  ---------------------------------------------------------------------------------------------------   ------------
-------------------------------------------------------------------------------
                       X                                 Long-term capital           Common stocks
                                                            appreciation
                  ---------------------------------------------------------------------------------------------------   ------------
-------------------------------------------------------------------------------
                               X                         Long-term capital           Common stocks
                                                            appreciation
--------------  -------------------------------------------------------------------------------------------


------------------------


(1)A non-diversified portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio.

     You should read the prospectuses of the Funds for more detailed information and particularly, a more thorough explanation of investment objectives of the Funds. THE FUND PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE ANY DECISION IS MADE CONCERNING THE ALLOCATION OF PURCHASE PAYMENTS OR REALLOCATIONS AMONG THE SUB-ACCOUNTS. There is no assurance that any Fund will achieve its investment objective(s). There is a possibility that one Fund might become liable for any misstatement, inaccuracy or incomplete disclosure in another Fund's prospectus.


     The Funds are available to registered separate accounts of insurance companies, other than the Company, offering variable annuity Contracts and variable life insurance policies. The Company currently does not foresee any disadvantages to Contract Owners resulting from the Funds selling shares to insurance products other than the Contracts. However, there is a possibility that a material conflict may arise between Contract Owners whose Contract Values are allocated to the Variable Account and the Contract Owners of variable life insurance policies and variable annuity Contracts issued by the Company or by such other companies whose assets are allocated to one or more other separate accounts investing in any one of the Funds. In the event of a material conflict the Company will take any necessary steps, including removing the Variable Account's investment in the Fund, to resolve the matter. The Board of Directors or Trustees of each Fund will monitor events in order to identify any material conflicts that possibly may arise and determine what action, if any, should be taken in response to those events or conflicts. See each individual Fund prospectus for more information.



REINVESTMENT

     The Funds described above have as a policy the distribution of income, dividends and capital gains. However, under the Contracts described in this Prospectus there is an automatic reinvestment of such distributions.

ADDITION, DELETION OR SUBSTITUTION OF FUND SHARES
     The Company, in its sole discretion, reserves the following rights:

     - The Company may add to, delete from or substitute shares that may be purchased for or held in the Variable Account. The Company may establish additional Sub-Accounts, each of which would invest in shares of a new portfolio of a Fund or in shares of another investment company having a specified investment objective. Any new Sub-Accounts may be made available to existing Contract Owners on a basis to be determined by the Company.

     - The Company may, in its sole discretion, eliminate one or more Sub-Accounts, or close Sub-Accounts to new premium or transfers, if marketing, tax considerations or investment conditions warrant.

     - If the shares of a Fund are no longer available for investment or if in the Company's judgment further investment in a Fund should become inappropriate in view of the purposes of the Variable Account, the Company may redeem the shares, if any, of that portfolio and substitute shares of another registered open-end management investment company.

     - The Company may, if it deems it to be in the best interests of Contract Owners and Annuitants:

      -- manage the Variable Account as a management investment company under the 1940 Act;

      -- deregister the Variable Account under the 1940 Act if registration is no longer required;

      -- combine the Variable Account with other separate account(s) of the Company; or

      -- reallocate assets of the Variable Account to another Separate Account.


     - The Company may restrict or eliminate any voting privileges of Contract Owners or other persons who have voting privileges as to the Variable Account.



     - The Company may make any changes required by the 1940 Act.

     - In the event any of the foregoing changes or substitutions are made, the Company may endorse the Contracts to reflect the change or substitution.

     The Company's reservation of rights is expressly subject to the following when required:

     - Applicable Federal and state laws and regulations.

     - Notice to Contract Owners.

     - Approval of the SEC and/or state insurance authorities.

CHARGES MADE BY THE COMPANY

WITHDRAWAL CHARGE (CONTINGENT DEFERRED SALES CHARGE)
     No deduction for a sales charge is made from Purchase Payments. There is no Withdrawal Charge for withdrawals from the Contracts.

     Withdrawals requested because of the death of the Annuitant will be paid to the Beneficiary(ies) designated in the Contract, or if none, to the Annuitant's estate. All other withdrawals requested hereunder will be paid to the Annuitant.

     Total or partial withdrawals may be subject to income taxes and a 10% tax penalty. You should consult your tax advisor before making a withdrawal.

     The Company reserves the right to charge a partial withdrawal processing fee not to exceed the lesser of 2% of the amount withdrawn or $25.

     Withdrawals may be subject to a 10% federal penalty tax if made by the Contract Owner before age 59 1/2. (See "Taxation of Annuities.")

     Contracts purchased as "tax sheltered annuities," and Contracts purchased under state optional retirement programs are subject to certain withdrawal restrictions. (See "Withdrawal (Redemption).")


MORTALITY RISK CHARGE

     The Variable Annuity Payouts made to Annuitants will vary in accordance with the investment performance of the Sub-Accounts selected by the Contract Owner. However, they will not be affected by the mortality experience (death rate) of persons receiving Variable Annuity Payouts. The Company assumes this "mortality risk" and has guaranteed the annuity rates incorporated in the Contract, which cannot be changed.

     To compensate the Company for assuming this mortality risk and the mortality risk that Beneficiaries of Owners dying before the Start Date may receive amounts in excess of the then current Contract Value, the Company deducts a Mortality Risk Charge from the Variable Account Contract Value. (See "Death Benefit Before Start Date.") This deduction is made daily in an amount that is equal to an annual rate of .85% of the daily Contract Values under the Variable Account. The Company may not increase the rate charged for the Mortality Risk Charge under any Contract.

EXPENSE RISK CHARGE
     The Company will not increase charges for administrative expenses regardless of its actual expenses. To compensate the Company for assuming this expense risk, the Company deducts an Expense Risk Charge from the Variable Account Contract Value. This deduction is made daily in an amount that is equal to an annual rate of .40% of the daily Variable Account Contract Values. The Company may not increase the rate of the Expense Risk Charge under any Contract.

ADMINISTRATIVE CHARGE
     The Company deducts a daily Administrative Charge from the Variable Account Contract Value in an amount equal to an annual rate of .15% of the daily Variable Account Contract Values. This charge is deducted to reimburse the Company for the cost of providing administrative services under the Contracts and the Variable Account. The Company may not increase the rate of the Administrative Charge under any Contract. There is not necessarily a relationship between the amount of the Administrative Charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract.

PRODUCT ASSET CREDIT
     The Company applies a Product Asset Credit. The Product Asset Credit is equal to an annual rate of .80% of the average daily Variable Account Contract Value. This credit is applied monthly and is added to the Sub-Accounts of the Variable Account. The net effect of the Product Asset Credit as applied monthly is that the total actual Variable Account expenses are .60%, rather than 1.40%.

SUFFICIENCY OF CHARGES
     Any loss resulting from distribution expenses incurred in connection with the offering of the Contracts will be borne by the Company. Any excess distribution expenses borne by the Company will be paid out of its general account which may include, among other things, proceeds derived from the Mortality Risk Charge and the Expense Risk Charge deducted from the Variable Account.

     If the amount derived from the Mortality Risk Charge and the Expense Risk Charge is not sufficient to cover the actual cost of the mortality and expense risks assumed by the Company, the Company will bear the shortfall. Conversely, if the charges prove more than sufficient, the excess will be profit to the Company and will be available for any proper corporate purpose including, among other things, payment of distribution expenses.

PREMIUM AND OTHER TAXES

     Various states and other governmental entities levy a premium tax, currently ranging up to 4.0%, on annuity Contracts issued by insurance companies. If a Contract Owner lives in a jurisdiction that levies such a tax, the Company will pay the taxes when due and reserves the right to deduct the amount of the tax either from Purchase Payments as they are received or from the Contract Value immediately before the Contract Value is applied to an Annuity Payout as permitted or required by applicable law.


     The current range of premium tax rates is a guide only and should not be relied on to determine actual premium taxes on any Purchase Payment or Contract because the taxes are subject to change from time to time by legislative and other governmental action. The timing of tax levies also varies from one taxing authority to another. Consequently, in many cases the Contract Owner will not be able to accurately determine the premium tax applicable to the Contract by reference to the range of tax rates described above. The Company reserves the right to deduct charges for any other tax or economic burden resulting from the application of the tax laws that it determines to be applicable to the Contract.

REDUCTION OF CHARGES
     The Contract Charges described above (except the Mortality Risk Charge) may be reduced or eliminated for Contracts issued in circumstances where the Company estimates that it will incur lower distribution or administrative expenses or perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economics associated with

     - the use of mass enrollment procedures,

     - the performance of administrative or enrollment functions by an employer,

     - the use by an employer of automated techniques in submitting Purchase Payments or information related to Purchase Payments on behalf of its employees, or

     - any other circumstances which reduce distribution or administrative expenses. The exact amount of Withdrawal and Contract Charges applicable to a particular Contract will be stated in that Contract.

EXPENSES OF THE FUNDS
     There are investment advisory fees, direct operating expenses and investment related expenses of the Funds that are reflected in each Fund's daily share price. These fees and expenses are described in the accompanying prospectuses for the Funds.

ADMINISTRATION
     The Company has primary responsibility for all administration of the Contracts and the Variable Account. The Company's Administrative Service Center is located in Minot, North Dakota, and its telephone number is 1-877-884-5050.

     The administrative services provided include, but are not limited to: issuance of the Contracts; maintenance of Contract Owner records; Contract Owner services; calculation of Accumulation Unit Values; and preparation of Contract Owner reports.

THE CONTRACTS

CONTRACT APPLICATION AND PURCHASE PAYMENTS
     Individuals who want to purchase a Contract must complete an application and provide an initial Purchase Payment which will be sent to the Company's Administrative Service Center. The initial Purchase Payment will be credited within two business days after receipt at the Company's Administrative Service Center if accompanied by a complete application. The Company may retain Purchase Payments for up to five business days while attempting to complete an incomplete application. If an incomplete application cannot be completed within five days of its receipt, the applicant will be notified of the reasons for the delay and any Purchase Payments received will be returned immediately unless the applicant specifically consents to have the Company retain them pending completion of the application.


     For Contracts which are issued for use with Qualified Plans, the Company will accept periodic, single sum, rollover and transfer Purchase Payments as permitted by the Code. For non-qualified Contracts, the Company will accept periodic and single sum Purchase Payments, as well as amounts transferred under
Section 1035 of the Code. The minimum initial Purchase Payment the Company will accept under the Contracts is $25,000 and subsequent payments may not be less than $5,000.


     The Company may choose not to accept any subsequent Purchase Payment under the RIA Series Contracts if the Purchase Payment, together with the Contract Value at the next Valuation Date, exceeds $1,000,000. Any Purchase Payment not accepted by the Company will be refunded. The Company reserves the right to accept smaller or larger initial and subsequent Purchase Payments in connection with special circumstances, including, but not limited to sales through group or sponsored arrangements.


REVOCATION


     The Contract Owner may revoke a Contract by sending the Contract and written notice of revocation to the Company's Administrative Office in Minot, North Dakota, or to the agent from whom a Contract was purchased, no later than the 10th day after the Contract Owner's receipt of the Contract. As soon as the Company receives the Contract, it will be deemed void. The Company will refund the Contract Value as of the next Valuation Date after receipt of the Contract and written notice of revocation. If required by applicable law, the Company will refund all Purchase Payments it has received under the Contract.


     For Contracts issued in states that require that we refund all Purchase Payments upon the revocation of a Contract during the free look period, we will credit the initial Purchase Payment and any Purchase Payments received prior to the Initial Purchase Payment Transfer Date to the Fidelity VIP Money Market Sub-Account. If you cancel your Contract during the free look period, the Company will return your Purchase Payments or the Contract Value, whichever is larger.

     The liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by the Company.

ALLOCATION OF PURCHASE PAYMENTS
     The Contract Owner may allocate Purchase Payments among Sub-Accounts, Fixed Account A, and/or Fixed Account C. (See Appendix A.)


     For Contracts issued in states that require that we refund all Purchase Payments upon the revocation of the Contract during the free look period, on the Initial Purchase Payment Transfer Date, we will transfer the Contract Value in the Fidelity Money Market Sub-Account to the Fixed Accounts and the Sub-Accounts of the Variable Account as the Contract Owner designated on the Contract application. After the Initial Purchase Payment Transfer Date, we credit payments to the Fixed Accounts and Sub-Accounts of the Variable Account as designated by the Contract Owner on the Contract application.


     Upon allocation to Sub-Accounts of the Variable Account, a Purchase Payment is converted into Accumulation Units of the Sub-Account by dividing the amount of the Purchase Payment allocated to the Sub-Account by the value of an Accumulation Unit for the Sub-Account.

ACCUMULATION UNIT VALUE
     Each Accumulation Unit of a Sub-Account was initially valued at $10 when the first Fund shares were purchased. Thereafter the value of each Accumulation Unit will vary up or down according to a Net Investment Factor, described below.

     Dividend and capital gain distributions from a Fund will be automatically reinvested in additional shares of such Fund and allocated to the appropriate Sub-Account. The number of Accumulation Units does not increase because of the additional shares, but the Accumulation Unit value may increase.

NET INVESTMENT FACTOR
     The Net Investment Factor is an index number which reflects charges under the Contract and the investment performance during a Valuation Period of the Fund whose shares are held in the particular Sub-Account. If the Net Investment Factor is greater than one, the Accumulation Unit or Annuity Unit value has increased. If the Net Investment Factor is less than one, the Accumulation Unit or Annuity Unit value has decreased. The Net Investment Factor for a Sub-Account is determined by dividing (1) by (2) then subtracting (3) from the result, where:

(1) Is the net result of:

     (a) The net asset value per share of the Fund shares held in the Sub-Account, determined at the end of the current Valuation Period;

     (b) Plus the per share amount of any dividend or capital gain distributions made on the Fund shares held in the Sub-Account during the current Valuation Period;

     (c) Plus a per share credit or minus a per share charge for any taxes reserved for which the Company determines to have resulted from the operations of the Sub-Account and to be applicable to a Contract.

(2) Is the net result of:

     (a) The net asset value per share of the Fund shares held in the Sub-Account, determined at the end of the last prior Valuation Period;

     (b) Plus a per share credit or minus a per share charge for any taxes reserved for the last prior Valuation Period which the Company determines to have resulted from the investment operations of the Sub-Account and to be applicable to the Contract.

(3) Is a daily factor representing the Mortality Risk Charge, the Expense Risk Charge and the Administrative Charge adjusted for the number of days in the period, which is equal to, on an annual basis, 1.40% of the daily net asset value of the Sub-Account.

DEATH BENEFIT BEFORE THE START DATE
     Before the Start Date, the Beneficiary will be entitled to receive the Death Benefit described below. The Death Benefit will be determined as follows:

     As of the Death Benefit Valuation Date, the Death Benefit will be the greater of:

     (a) The Contract Value less any Outstanding Loan Balance; and

     (b) The sum of the Purchase Payments received by the Company under the Contract, less any proportional amount of any withdrawals, proportional amounts used to purchase annuity payouts, and any Outstanding Loan Balance.

PAYMENT OF DEATH BENEFIT BEFORE THE START DATE
     The Beneficiary may elect to have any portion of the Death Benefit:

(1) Paid in a single sum;

(2) Applied to any of the annuity payouts (in no event may annuity payouts to a Beneficiary extend beyond the Beneficiary's life expectancy or any period certain greater than the Beneficiary's life expectancy); or

(3) Paid by another distribution method acceptable to the Company.

     The timing and manner of payment must satisfy certain requirements under the Code. In general, the Death Benefit must either be applied to an annuity payout within one year of the Contract Owner's or Annuitant's death, or the entire Contract Value must be distributed within five years of the Contract Owner's or Annuitant's date of death. An exception to this provision applies if the Beneficiary is the surviving spouse, in which case the Beneficiary may continue the Contract as the Contract Owner and generally may exercise all rights to the Contract. (See "Federal Tax Status.")

     If the Beneficiary requests payment of the Death Benefit in a single sum, it will be paid to the Beneficiary within seven days after the Death Benefit Valuation Date. An annuity payout selection or request for another form of distribution method must be in writing and received by the Company within a time period permitted under the Code, or the Death Benefit as of the Death Benefit Valuation Date will be paid in a single sum to the Beneficiary and the Contract will be canceled.

DEATH BENEFIT AFTER START DATE
     If the Annuitant dies after the Start Date, remaining annuity payouts, if any, will be as stated in the form of annuity payout in effect.

WITHDRAWAL (REDEMPTION)
     If permitted by law or any applicable Qualified Plan, the Contract Owner may withdraw all or part of the Withdrawal Value of the Contract by sending a properly completed withdrawal request to the Company. (See "Federal Tax Status.")

     No Withdrawal Charge will be made on full or partial withdrawals.

     Partial withdrawals must be at least $1,000 and no partial withdrawal may cause the Contract Value to fall below the greater of:

     - $25,000; and

     - the Outstanding Loan Balance divided by 85%.

     No withdrawals are permitted from Fixed Account C.

     The Company will not honor requests that do not meet these requirements.

     A withdrawal will be processed on the next Valuation Date after a properly completed withdrawal request is received by the Company and payment will be made within seven days after such Valuation Date. Unless otherwise agreed to by the Company, a partial withdrawal will be taken proportionately from the Fixed Accounts and Sub-Accounts on a basis that reflects their proportionate percentage of the Withdrawal Value.

     No interest will accrue on amounts represented by uncashed distribution or redemption checks.

     The Company reserves the right to assess a processing fee not to exceed the lesser of 2% of the partial withdrawal amount or $25. No processing fee will be charged in connection with full withdrawals.

     The Company may cancel the Contract when:

     - the entire Withdrawal Value is withdrawn on or before the Start Date, or

     - the Outstanding Loan Balance is equal to or greater than the Contract Value less applicable Withdrawal Charges.

     If a Contract is purchased as a "tax-sheltered annuity" under Code Section 403(b), it is subject to certain restrictions on withdrawals imposed by Section 403(b)(11) of the Code. (See "Tax-Sheltered Annuities.") Section 403(b)(11) of the Code restricts the distribution under Section 403(b) annuity contracts of:
(i) contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988; (ii) earnings on those contributions; and
(iii) earnings in such years on amounts held as of the first year beginning before January 1, 1989. Distributions of the foregoing amounts may only occur upon the death of the employee, attainment of age 59 1/2, separation from service, disability or hardship. In addition, income attributable to salary reduction contributions may not be distributed in the case of hardship. Similar restrictions may apply on distributions from Contracts used in connection with state optional retirement programs.


     The Depositor and Registrant rely on SEC regulation (section) 270-6c-7 with respect to offering variable annuity contracts under the Texas Optional Retirement Program and represent that the provisions of paragraphs (a)-(d) of that regulation have been or will be complied with.


     Withdrawal payments may be taxable. For tax purposes such payments shall be deemed to be from earnings until cumulative withdrawal payments equal all accumulated earnings and thereafter from Purchase Payments received by the Company. Consideration should be given to the tax implications of a withdrawal prior to making a withdrawal request, including a withdrawal in connection with a Qualified Plan.

SYSTEMATIC WITHDRAWALS
     A Systematic Withdrawal is an automatic form of partial withdrawal. (See "Withdrawal (Redemption).") The Contract Owner may elect to take Systematic Withdrawals by withdrawing a specified dollar amount or percentage of the Contract Value on a monthly, quarterly, semi-annual or annual basis. Withdrawal Charges, if applicable, are not waived on Systematic Withdrawals. (See "Withdrawal Charge (Contingent Deferred Sales Charge).") Systematic Withdrawals may be discontinued by the Contract Owner at any time by notifying the Company in writing. The amount of each Systematic Withdrawal must be at least $300.

     The Company reserves the right to modify or discontinue offering Systematic Withdrawals. However, any such modification or discontinuation will not affect any Systematic Withdrawal programs already commenced. While the Company does not currently charge a processing fee for partial withdrawals under this program, it reserves the right to charge a processing fee not to exceed the lesser of 2% of each Systematic Withdrawal payment or $25.

     Systematic Withdrawals may be included in the Contract Owner's gross income in the year in which the Systematic Withdrawal occurs. Systematic Withdrawals occurring before the Contract Owner reaches age 59 1/2 may also be subject to a 10% Federal tax penalty. The Contract Owner should consult with his or her tax advisor before requesting any Systematic Withdrawal. (See "Taxation of Annuities.")

     Contract Owners interested in participating in the Systematic Withdrawal program may obtain a separate application form and full information concerning the program and its restrictions from their registered representative.

LOANS AVAILABLE FROM CERTAIN QUALIFIED CONTRACTS
     Loans may be available from Contracts issued for use with Qualified Plans qualified under Section 403(b) of the Code. A loan generally will not be treated as a taxable distribution provided that the term is no longer than five years (except for certain home loans) and the loan amount does not exceed certain limits discussed below. Loans are subject to the limitations, interest rates, and repayment procedures set forth in the loan document and Contract. The loan must be repaid, in substantially equal payments, by the earlier of five years from the date of approval of the loan or the Start Date, or if used to purchase a primary residence of the Contract Owner, the earlier of 20 years or the Start Date.


     Under the Code, the maximum amount that may be borrowed, including loans from other Qualified Plans of the employer, generally may not exceed the lesser of $50,000 or 50% of the current value of an employee's interest in the Plans. The $50,000 dollar limit is reduced by the highest loan balances owed during the prior one-year period. The Company allows loan amounts (minimum $1,000) that do not exceed the Withdrawal Value less an amount representing annual loan interest, provided such amount does not exceed the maximum loan amount set by law.


     Upon the Company's receipt of a properly completed loan document, an amount equal to the loan will be reallocated from the Contract Value, on a pro rata basis, to the Loan Account, which is part of Fixed Account A. The Contract Value reallocated to the Loan Account will be used to secure the loan. Amounts reallocated from the Sub-Accounts to the Loan Account will be valued on the next Valuation Date following the Company's receipt of the loan document. Amounts transferred from the Sub-Accounts to the Loan Account will result in a reduction of Variable Account Contract Value and will not participate in the investment experience of any Sub-Account. No loans are permitted from Fixed Account C. A loan document can be obtained by writing to the Company's Administrative Office in Minot, North Dakota.

     The amounts reallocated to the Loan Account may earn an interest rate less than that credited to other amounts allocated to Fixed Account A, but it will never earn less than the guaranteed rate of 3%. The annual interest rate assessed by the Company on the loan will not exceed 8% in arrears and will never be less than 5.5% in arrears.

     If any loan repayment due under a loan is not paid within 90 days of the scheduled payment date, the Company will declare the Outstanding Loan Balance immediately due and payable without notice to the Contract Owner. Unless prohibited by law, the Outstanding Loan Balance, along with any applicable Withdrawal Charges will be withdrawn from the Loan Account. Such forfeiture of Contract Value is a taxable event, and may be subject to a 10% penalty tax for early withdrawal or adversely affect the treatment of the Contract under Section 403(b) of the Code. (See "Tax Sheltered Annuities.")

     The Company reserves the right to charge a loan service fee not to exceed $25 for each loan and to limit loans in the first Contract Year and after the Contract Owner reaches age 70 1/2.

     The foregoing discussion of Contract loans is general and does not address the tax consequences resulting from all situations in which a person may receive a Contract loan. A competent tax advisor should be consulted before obtaining a Contract loan.

REALLOCATIONS
     Prior to the Start Date, the Contract Owner may transfer Variable Account Contract Value among the Sub-Accounts and may transfer Fixed Account Contract Value to Various Sub-Accounts. Likewise, Variable Contract Value may be transferred from a Sub-Account to Fixed Account A. Transfers of Variable Contract Values from one Sub-Account to another involve the exchange of accumulation units of one Sub-Account for another on a dollar-equivalent basis. Subject to certain limitations, Fixed Account Contract Value may be transferred from Fixed Account A to a Sub-Account.

     Fixed Account C Contract Value may only be transferred to one or more Sub-Accounts, and such transfers may only be made by Dollar Cost Averaging Reallocations. Reallocations from Fixed Account C to Fixed Account A or from Fixed Account A or the Variable Account to Fixed Account C are not permitted.

     For purposes of this restriction, reallocations pursuant to Telephone Reallocations, Automatic Reallocations and Dollar Cost Averaging Reallocations do not constitute reallocations, and multiple reallocations on a single day currently constitute a single reallocation. For these types of reallocations, the Company reserves the right to charge a fee not to exceed $25 per reallocation and to limit the number of reallocations.


     Currently, there are four methods by which a Contract Owner may make the reallocations described above: in writing, by telephone, through Automatic Reallocations and by Dollar Cost Averaging. Currently, there is a $25 charge for each reallocation in excess of 24 per Contract Year. Currently, reallocations pursuant to Telephone Reallocations, Automatic Reallocations and Dollar Cost Averaging Reallocations do not constitute reallocations, and multiple reallocations on a single day currently constitute a single reallocation. The Company reserves the right to charge a fee not to exceed $25 per reallocation for any reallocation and to limit the number of reallocations.


     The Contracts are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt management of a Fund and raise its expenses. This in turn can have an adverse effect on Fund performance. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers or reallocations should not purchase the Contracts.



     We reserve the right to restrict, in our sole discretion and without prior notice, transfers or reallocations initiated by a market-timing organization or individual or other party authorized to give transfer or reallocations instructions on behalf of multiple Contract Owners. Such restrictions could include:



     (1) Not accepting transfer or reallocation instructions from an agent acting on behalf of more than one Contract Owner; and



     (2) Not accepting preauthorized transfer or reallocation forms from market timers or other entities acting on behalf of more than one Contract Owner at a time.



     We further reserve the right to impose, without prior notice, restrictions on any transfers or reallocations that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Contract Owners.


     WRITTEN REALLOCATIONS. The Contract Owner may request a reallocation in writing. All or part of a Sub-Account's value may be reallocated to other Sub-Accounts or to any available Fixed Account other than Fixed Account C. The reallocations will be made by the Company on the first Valuation Date after the request for such a reallocation is received by the Company.

     After the Start Date, an Annuitant who has selected Variable Annuity Payouts may request reallocation of Annuity Unit values in the same manner and subject to the same requirements as for a reallocation of Accumulation Unit values. However, no reallocations of Annuity Unit values may be made to or from the Fixed Accounts after the Start Date.

     The conditions applicable to Written Reallocations also apply to Telephone Reallocations, Automatic Reallocations and Dollar Cost Averaging Reallocations.

     TELEPHONE REALLOCATIONS. Telephone reallocations are available when the Contract Owner completes a telephone reallocation form and a personal identification number has been assigned. If the Contract Owner elects to complete the telephone reallocation form, the Contract Owner thereby agrees that the Company will not be liable for any loss, liability, cost or expense when the Company acts in accordance with the telephone reallocation instructions which are received and recorded on voice recording equipment. If a telephone reallocation, processed after the Contract Owner has completed the telephone reallocation form, is later determined not to have been made by the Contract Owner or was made without the Contract Owner's authorization, and a loss results from such unauthorized reallocation, the Contract Owner bears the risk of this loss. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. In the event the Company does not employ such procedures, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of such instructions and/or tape recording telephone instructions.

     AUTOMATIC REALLOCATIONS. The Contract Owner may elect to have the Company automatically reallocate Contract Value on each quarterly anniversary of the Issue Date or other date as permitted by Company practice to maintain a certain percentage of Contract Value in particular Sub-Accounts. The Contract Value allocated to each Sub-Account, as selected by the Contract Owner, will grow or decline in value at different rates during the quarter. Automatic Reallocation is intended to reallocate Contract Value from those Sub-Accounts that have increased in value to those Sub-Accounts that have declined in value or increased at a slower rate. This investment method does not guarantee profits nor does it assure that a Contract Owner will avoid losses.

     To elect Automatic Reallocations, the Contract Value must be at least $10,000 and an Automatic Reallocation application in proper form must be received at the Company's Administrative Office. An Automatic Reallocation application can be obtained by writing to the Company's Administrative Office in Minot, North Dakota. The Contract Owner must indicate on the application the applicable Sub-Accounts and the percentage of Contract Value to be maintained on a quarterly basis in each Sub-Account. All Contract Value in a selected Sub-Account will be available for the automatic reallocations.


     Automatic Reallocation of Contract Value will occur on each quarterly anniversary of the Issue Date or other date as permitted by Company practice for which the Company received the Automatic Reallocation application in proper form. The amounts reallocated will be credited at the Accumulation Unit value as of the end of the Valuation Dates on which the reallocations are made.


     A Contract Owner may instruct the Company at any time to terminate Automatic Reallocations by written request to the Company's Administrative Office in Minot, North Dakota. Any Contract Value in a Sub-Account that has not been reallocated will remain in that Sub-Account regardless of the percentage allocation unless the Contract Owner instructs otherwise. If a Contract Owner wants to continue Automatic Reallocations after they have been terminated, a new Automatic Reallocation application must be completed and sent to the Company's Home Office and the Contract Value at the time the request is made must be at least $10,000.

     The Company reserves the right to discontinue, modify or suspend Automatic Reallocations and it reserves the right to charge a fee not to exceed $25 per each reallocation between Sub-Accounts or from the unencumbered portion of Fixed Account A Contract Value. Contract Value in Fixed Account C is not eligible for Automatic Reallocations.

     DOLLAR COST AVERAGING REALLOCATIONS. The Contract Owner may direct the Company to automatically transfer a fixed dollar amount or a specified percentage of Sub-Account Contract Value or Fixed Account A or Fixed Account C Contract Value to any one or more other Sub-Accounts or to any available Fixed Account other than Fixed Account C. No reallocations to Fixed Account C are permitted under this service. Reallocations of this type from Fixed Account A may be made on a monthly, quarterly, semi-annual or annual basis. Reallocations from Fixed Account C may be made only on a monthly basis. This service is intended to allow the Contract Owner to utilize "Dollar Cost Averaging," a long term investment method which provides for regular investments over time in a level or variable amount. The Company makes no guarantees that Dollar Cost Averaging will result in a profit or protect against loss. The Contract Owner may discontinue Dollar Cost Averaging at any time by notifying the Company in writing.

     Contract Owners interested in Dollar Cost Averaging may obtain a separate application form and full information concerning this service and its restrictions from their registered representatives.

     The Company reserves the right to discontinue, modify or suspend Dollar Cost Averaging. Although the Company currently charges no fees for reallocations made under the Dollar Cost Averaging program, the Company reserves the right to charge a processing fee not to exceed $25 for each Dollar Cost Averaging reallocation between Sub-Accounts or from Fixed Account A or Fixed Account C.

     REALLOCATIONS FROM THE FIXED ACCOUNTS. Subject to the conditions applicable to reallocations among Sub-Accounts, reallocations of amounts from Fixed Account A not designated to the Loan Account may be made to the Sub-Accounts or to any other available Fixed Account any time before the Start Date. After the Start Date, amounts supporting Fixed Annuity Payouts cannot be reallocated.

     Reallocations of Fixed Account C Contract Values are subject to the following conditions:


     - Reallocations from Fixed Account C must begin within 30 days of deposit, and must be in substantially equal payments over a 12 month period. Reallocation from Fixed Account C will be transferred any time before the 29th day of each month. You may direct us on which day you want the reallocation.


     - If additional Purchase Payment(s) are received for allocation to Fixed Account C, the balance of Fixed Account C will be adjusted to reflect the subsequent payment(s) and reallocations will be recalculated based on the remaining 12 month period.

     - You may change the Variable Sub-Account(s) receiving Fixed Account C reallocations with written notice prior to the Reallocation Date. Only one reallocation of Fixed Account C shall take place at any one time.

     - If reallocations from Fixed Account C are discontinued prior to the end of the 12 month term, the remaining balance of Fixed Account C will be reallocated to Fixed Account A.

     After the Start Date, reserves supporting Fixed Annuity Payouts cannot be reallocated.

     The Company reserves the right to permit reallocations from Fixed Account A in excess of the limits described above on a non-discriminatory basis.

ASSIGNMENTS
     Except for Section 457 plans, if the Contract is issued pursuant to or in connection with a Qualified Plan, it may not be sold, transferred, pledged or assigned to any person or entity other than the Company. With respect to Section 457 plans, for such plans maintained by tax exempt organizations, all rights and benefits remain the exclusive property of the organization and are subject to its general creditors. For such plans maintained by state or local governments, however, all plan assets are maintained for the exclusive benefit of plan participants in accordance with Section 457(g). In other circumstances, an assignment of the Contract is permitted, but only before the Start Date, by giving the Company the original or a certified copy of the assignment. The Company shall not be bound by any assignment until it is actually received by the Company and shall not be responsible for the validity of any assignment. Any payments made or actions taken by the Company before the Company actually receives any assignment shall not be affected by the assignment.

CONTRACT OWNER AND BENEFICIARIES
     Unless someone else is named as the Contract Owner in the application for the Contract, the applicant is the Contract Owner of the Contract and before the Start Date may exercise all of the Contract Owner's rights under the Contract.


     The Contract Owner may name a Beneficiary and a Contingent Beneficiary. In the event a Contract Owner dies before the Start Date, the Beneficiary shall receive a Death Benefit as provided in the Contract. In the event the Payee dies on or after the date Fixed or Variable Annuity Payouts commence, the Beneficiary, if the Annuity Payout in effect at the Annuitant's death so provides, may continue receiving payouts or be paid a lump sum. If the Beneficiary or Contingent Beneficiary is not living on the date payment is due or if no Beneficiary or Contingent Beneficiary has been named, the Payee's estate will receive the applicable proceeds.


     A person named as an Annuitant, a Payee, a Beneficiary or a Contingent Beneficiary shall not be entitled to exercise any rights relating to the Contract or to receive any payments or settlements under the Contract or any Annuity Payout, unless such person is living on the day due proof of death of the Contract Owner, the Annuitant or the Beneficiary, whichever is applicable, is received by the Company.

     Unless different arrangements have been made with the Company by the Contract Owner, if more than one Beneficiary is entitled to payments from the Company the payments shall be in equal shares.

     Before the Start Date, the Contract Owner may change the Beneficiary or the Contingent Beneficiary by giving the Company written notice of the change, but the change shall not be effective until actually received by the Company. Upon receipt by the Company of a notice of change, it will be effective as of the date it was signed but shall not affect any payments made or actions taken by the Company before the Company received the notice, and the Company shall not be responsible for the validity of any change.

CONTRACT INQUIRIES
     Inquiries regarding a Contract may be made by writing to the Company's Administrative Office in Minot, North Dakota.

ANNUITY PROVISIONS

START DATE
     Unless otherwise agreed to by the Company, the Start Date must be the first business day of any calendar month. The earliest Start Date is the first business day of the first month after issue. If the Start Date selected by the Contract Owner does not occur on a Valuation Date at least 60 days after the date on which the Contract was issued, the Company reserves the right to adjust the Start Date to the first Valuation Date after the Start Date selected by the Contract Owner which is at least 60 days after the Contract issue date. If the Contract Owner does not select a Start Date, the Start Date will be the Contract Owner's 85th birthday. The latest Start Date is the Contract Owner's 99th birthday.

     The Contract Owner may change the Start Date by giving written notice received by the Company at least 30 days before the Start Date currently in effect and the new Start Date. The new Start Date must satisfy the requirements for a Start Date.

     For Contracts issued in connection with Qualified Plans, the Start Date and form of payout must satisfy certain requirements under the Code. (See "Federal Tax Status.")

ANNUITY PAYOUT SELECTION
     The Contract Owner may select a Variable Annuity Payout, a Fixed Annuity Payout, or both, with payments starting at the Start Date selected by the Contract Owner. The Contract Owner may change the form of Annuity Payout(s) by giving written notice received by the Company before the Start Date. If the Contract Owner has not selected the form of Annuity Payout(s) before the Start Date, the Company will apply the Fixed Account Contract Value to provide Fixed Annuity Payouts and the Variable Account Contract Value to provide Variable Annuity Payouts, both in the form of a Life Annuity with Payments Guaranteed for 10 years (120 months) which will be automatically effective.

FORMS OF ANNUITY PAYOUTS
     Variable Annuity Payouts and Fixed Annuity Payouts are available in any of the following Annuity Forms:

     LIFE ANNUITY. Unless otherwise agreed to by the Company, an annuity payable on the first business day of each calendar month during the Annuitant's life, starting with the first payment due according to the Contract. Payments cease with the payment made on the first business day of the calendar month in which the Annuitant's death occurs. It would be possible under this Annuity Payout for the Annuitant to receive only one payment if he or she died before the second annuity payment, only two payments if he or she died before the third annuity payment, etc.

     LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS (120 MONTHS). Unless otherwise agreed to by the Company, an annuity payable on the first business day of each calendar month during the Annuitant's life, starting with the first payment due according to the Contract. If the Annuitant receives all of the guaranteed payments, payments will continue thereafter but cease with the payment made on the first business day of the calendar month in which the Annuitant's death occurs. If all of the guaranteed payments have not been made before the Annuitant's death, the unpaid installments of the guaranteed payments will be continued to the Beneficiary.

     JOINT AND FULL SURVIVOR ANNUITY. Unless otherwise agreed to by the Company, an annuity payable on the first business day of each month during the Annuitant's life and the life of a named person (the "Joint Annuitant"), starting with the first payment due according to the Contract. Payments will continue while either the Annuitant or the Joint Annuitant is living and cease with the payment made on the first business day of the calendar month in which the death of the Annuitant or the Joint Annuitant, whichever lives longer, occurs. There is not a minimum number of payments guaranteed under this Annuity Payout. Payments cease upon the death of the last survivor of the Annuitant and the Joint Annuitant regardless of the number of payments received.


     The Company will pay Fixed and Variable Annuity Payouts under other annuity forms that may be offered by the Company. Your registered representative can provide you with the details.


FREQUENCY AND AMOUNT OF ANNUITY PAYOUTS
     Annuity Payouts will be paid as monthly installments, unless the Annuitant and the Company agree to a different payout schedule. However, if the Contract Value less any Outstanding Loan Balance at the Start Date is less than $5,000, the Company may pay the difference in a single sum and the Contract will be canceled. Also, if a monthly payout would be or become less than $100, the Company may change the frequency of payouts to intervals that will result in payouts of at least $100 each.

ANNUITY PAYOUTS
     The amount of the first Fixed Annuity Payout is determined by applying the Contract Value to be used for a fixed annuity at the Start Date to the annuity table in the Contract for the Fixed Annuity Payout selected. The table shows the minimum guaranteed amount of the initial annuity payment for each $1,000 applied. All subsequent payments shall be equal to the initial annuity payment.


     The amount of the first Variable Annuity Payout is determined by applying the Contract Value to be used for a variable annuity at the Start Date to the annuity table in the Contract for the Annuity Payout selected. Subsequent Variable Annuity Payouts vary in amount in accordance with the investment performance of the applicable Sub-Account. Assuming Annuity Payouts are based on the Annuity Unit values of a single Sub-Account, the dollar amount of the first Annuity Payout, determined as set forth above, is divided by the Sub-Account Annuity Unit value as of the Start Date to establish the number of Annuity Units representing each Annuity Payout. This number of Annuity Units remains fixed during the Annuity Payout period. The dollar amount of the second and subsequent payouts is not predetermined and may change from month to month. The dollar amount of the second and each subsequent Annuity Payout is determined by multiplying the fixed number of Annuity Units by the Sub-Account Annuity Unit Value for the Valuation Period with respect to which the Annuity Payout is due. If the monthly payout is based upon the Annuity Unit values of more than one Sub-Account, the foregoing procedure is repeated for each applicable Sub-Account and the sum of the payments based on each Sub-Account is the amount of the monthly Annuity Payout.



     The annuity tables in the Contracts are based upon the 1983a Mortality Table and a 3% interest rate. Unisex rates will apply for Contracts issued in connection with Qualified Plans and will be derived by calculating the weighted average of 15% male mortality and 85% female mortality. Sex-distinct rates will apply for non-qualified Contracts.


     The Company guarantees that the dollar amount of each Variable Annuity Payout after the first payout will not be affected by variations in expenses (including those related to the Variable Account) or in mortality experience from the mortality assumptions used to determine the first payout.

SUB-ACCOUNT ANNUITY UNIT VALUE
     Each Sub-Account's Annuity Units were initially valued at $10 each at the time Accumulation Units with respect to the Sub-Account were first converted into Annuity Units. The Sub-Account Annuity Unit value for any subsequent Valuation Period is determined by multiplying the Sub-Account Annuity Unit value for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the Valuation Period for which the Sub-Account Annuity Unit Value is being calculated, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3% per annum built into the annuity tables contained in the Contracts. (See "Net Investment Factor.")

ASSUMED INVESTMENT RATE
     A 3% assumed investment rate is built into the annuity tables contained in the Contracts. If the actual net investment rate on the assets of the Variable Account is equal to the assumed investment rate, Variable Annuity Payouts will remain level. If the actual net investment rate exceeds the assumed investment rate, Variable Annuity Payouts will increase. Conversely, if it is less, then the payouts will decrease.

PARTIAL ANNUITIZATION
     Any time before the Start Date, a Contract Owner may apply a portion of the Contract Value to the purchase of Fixed or Variable Annuity Payouts or to a combination of Fixed and Variable Annuity Payouts. This is called a partial annuitization and occurs in the same manner as described above for application of the entire Contract Value to annuity payouts at the Start Date, except that values as of the Valuation Date immediately following receipt by the Company of a written request for a partial annuitization are used in place of values as of the Start Date.

     Upon the occurrence of a partial annuitization, the Contract Value applied to purchase annuity payouts is considered a withdrawal from the Contract. (See "Withdrawals (Redemptions)" and "Taxation of Annuities.") The Company reserves the right to deduct the amount of any premium taxes not already paid under a Contract.


     After a partial annuitization, Annuity Payouts based on the Contract Value applied and the annuity options selected are made in the same manner as if the Start Date had occurred and no Contract Value remained under the Contract. Any remaining Contract Value not applied to purchase Annuity Payouts remain invested in the Variable Account and Fixed Accounts, and the Contract continues as if no partial annuitization had occurred.


FEDERAL TAX STATUS

INTRODUCTION
     THIS DISCUSSION IS GENERAL AND NOT INTENDED AS TAX ADVICE. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a Contract.


     A Contract may be purchased on a non-qualified basis ("Non-Qualified Contract") or purchased and used in connection with plans qualifying for favorable tax treatment ("Qualified Contract"). Generally, a Qualified Contract is designed for use where Purchase Payments are comprised solely of proceeds from and/or contributions under retirement arrangements which are intended to qualify for special income tax treatment under Sections 401(a), 403(b), 408, 408A or 457 of the Code.



     The ultimate effect of federal income taxes on the amounts held under a Contract, or Annuity Payouts, and on the economic benefit to the Contract Owner, the Annuitant, the Payee or the Beneficiary, depends on the age and tax and employment status of the individual concerned, the type of retirement plan, and on the Company's tax status. In addition, certain requirements must be satisfied in purchasing a Qualified Contract with proceeds from a Qualified Plan and receiving distributions from a Qualified Contract in order to continue receiving favorable tax treatment. Therefore, purchasers of Contracts should seek competent legal and tax advice regarding the suitability of a Contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of a Contract.



     The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

     You will not generally pay taxes on any earnings from the Contracts described in this Prospectus until they are withdrawn (or in the case of a 457 plan, paid or made available to you or a beneficiary). Tax-qualified retirement arrangements (e.g. 401(a), 401(k), 403(a), 403(b), 457 plans, or IRAs) also defer payment of taxes on earnings until they are withdrawn (or in the case of a 457 plan, paid or made available to you or a beneficiary). When an annuity contract is used to fund a tax-qualified retirement arrangement, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your financial representative.


     The discussion is based on the Company's understanding of Federal income tax laws as currently interpreted. No representation is made regarding the likelihood of the continuation of the present Federal income tax laws or the current interpretation by the Internal Revenue Service ("IRS").

     No attempt is made to consider any applicable state or other tax laws.

TAX STATUS OF THE CONTRACT

     DIVERSIFICATION REQUIREMENTS
     Section 817(h) of the Code provides that separate account investments underlying a Contract must be "adequately diversified" in accordance with Treasury regulations in order for the Contract to qualify as an annuity Contract under Section 72 of the Code. The Variable Account, through each of the Funds, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in the various Sub-Accounts may be invested. The Company expects that each Fund in which the Variable Account owns shares will meet the diversification requirements and that the Contract will be treated as an annuity Contract under the Code.

     The Treasury has also announced that the diversification regulations do not provide guidance concerning the extent to which Contract Owners may direct their investments to particular Sub-Accounts of the Variable Account or how concentrated the investments of the Funds underlying a variable account may be. The number of underlying investment options available under a variable contract may also be relevant in determining whether the product qualifies for the desired tax treatment. It is possible that if additional rules, regulations or guidance in this regard are issued, the Contract may need to be modified to comply with such additional rules or guidance. For these reasons, the Company reserves the right to modify the Contracts as necessary to attempt to prevent the Contract Owner from being considered the owner of the assets of the Funds or otherwise to qualify the Contract for favorable tax treatment.

     REQUIRED DISTRIBUTIONS
     In order to be treated as an annuity Contract for federal income tax purposes, Section 72(s) of the Code also requires any Non-Qualified Contract to provide that: (a) if any Contract Owner dies on or after the Start Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Contract Owner's death; and (b) if any Contract Owner dies prior to the Start Date, the entire interest in the Contract will be distributed within five years after the date of the Contract Owner's death. These requirements will be considered satisfied as to any portion of the Contract Owner's interest which is payable to or for the benefit of a "designated Beneficiary" and which is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of that Contract Owner's death. The Contract Owner's "designated Beneficiary" is the person designated by such Contract Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death and must be a natural person. However, if the Contract Owner's "designated Beneficiary" is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner. If the Contract Owner is not an individual, any change in the primary Annuitant is treated as a change of Contract Owner for tax purposes.

     The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The

Company intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise. Other rules may apply to Qualified Contracts.

TAXATION OF ANNUITIES

     IN GENERAL

     Section 72 of the Code governs taxation of annuities in general. The Company believes that a Contract Owner who is a natural person generally is not taxed on increases in the value of a Contract until distribution occurs by withdrawing all or part of the Contract Value (e.g., partial withdrawals and complete withdrawals) or as annuity payouts under the form of annuity payout selected. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Contract Value (and in the case of a Qualified Contract, any portion of an interest in the Qualified Plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or annuity) is taxable as ordinary income.


     Except as provided in the Code, a Contract Owner who is not a natural person generally must include in income any increase in the excess of the net withdrawal value over the "investment in the Contract" during the taxable year.

     WITHDRAWALS
     In the case of a withdrawal from a Qualified Contract, under Section 72(e) of the Code a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the Contract" to the participant's total accrued benefit or balance under the retirement plan. The "investment in the Contract" generally equals the portion, if any, of any Purchase Payments paid by or on behalf of any individual under a Contract which was not under-excluded from the individual's gross income. For Contracts issued in connection with Qualified Plans, the "investment in the Contract" can be zero. Special tax rules may be available for certain distributions from Qualified Contracts.

     In the case of a withdrawal (including Systematic Withdrawals) from a Non-Qualified Contract before the Start Date, under Code Section 72(e) amounts received are generally first treated as taxable income to the extent that the Contract Value immediately before withdrawal exceeds the "investment in the Contract" at that time. Any additional amount withdrawn is not taxable.

     In the case of a full withdrawal under a Qualified or Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the "investment in the Contract."

     A Federal penalty tax may apply to certain withdrawals from Qualified and Non-Qualified Contracts. (See "Penalty Tax on Certain Distributions" below.)

     ANNUITY PAYOUTS
     Although tax consequences may vary depending on the annuity form selected under the Contract, in general, only the portion of the annuity payout that represents the amount by which the Contract Value exceeds the investment in the Contract will be taxed; after the investment in the Contract is recovered, the full amount of any additional annuity payouts is taxable. For Variable Annuity Payouts, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the Contract by the total number of expected periodic annuity payouts. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her investment in the Contract. For Fixed Annuity Payouts, in general there is no tax on the portion of each payout which represents the same ratio that the investment in the Contract bears to the total expected value of the annuity payouts for the term of the payouts; however, the remainder of each annuity payout is taxable until the recovery of the investment in the Contract, and thereafter the full amount of each annuity payout is taxable.

     TAXATION OF DEATH BENEFIT PROCEEDS

     Amounts may be distributed from a Contract because of the death of a Contract Owner or an Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full withdrawal from the Contract; or (ii) if distributed under a payout option, they are taxed in the same way as annuity payouts.


     PENALTY TAX ON CERTAIN DISTRIBUTIONS
     In the case of a distribution pursuant to a Non-Qualified Contract, a Federal penalty equal to 10% of the amount treated as taxable income may be imposed. In general, however, there is no penalty on distributions:

     - Made on or after the taxpayer reaches age 59 1/2;

     - Made on or after the death of the holder (a holder is considered a Contract Owner) (or if the holder is not an individual, the death of the primary annuitant);


     - Attributable to the taxpayer becoming disabled as defined by the Code;


     - A part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary;

     - Made under an annuity Contract that is purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; and

     - Made under certain annuities issued in connection with structured settlement agreements.


     Other tax penalties may apply to certain distributions under a Qualified Contract, as well as to certain contributions to, loans from, and other circumstances, applicable to the Qualified Plan of which the Qualified Contract is used as a funding vehicle.


TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT
     A transfer of ownership or assignment of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Contract Owner, or the exchange of a Contract may result in certain tax consequences to the Contract Owner that are not discussed herein. A Contract Owner contemplating any such transfer, assignment, or exchange of a Contract should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

WITHHOLDING
     Pension and annuity distributions generally are subject to withholding for the recipient's Federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Some recipients may elect not to have tax withheld from distributions. Distributions from certain qualified plans are generally subject to mandatory withholding. Withholding for Contracts issued to retirement plans established under Section 401 of the Code is the responsibility of the plan trustee.

MULTIPLE CONTRACTS

     Section 72(e)(11) of the Code treats all non-qualified deferred annuity contracts entered into after October 21, 1988 that are issued by the Company (or its affiliates) to the same Contract Owner during any calendar year as one annuity Contract for purposes of determining the amount includible in gross income under Code Section 72(e). The effects of this rule are not clear; however, it could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity Contracts or otherwise. There may also be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity Contracts purchased by the same Contract Owner. Accordingly, a Contract Owner should consult a competent tax adviser before purchasing more than one annuity Contract.

TAXATION OF QUALIFIED PLANS

     The Contracts are designed for use with several types of Qualified Plans. The tax rules applicable to participants in these Qualified Plans vary according to the type of Plan and the terms and conditions of the Plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of Qualified Plans. Contract Owners, Annuitants, Payees and Beneficiaries are cautioned that the rights of any person to any benefits under these Qualified Plans will be subject to the terms and conditions of the Plans themselves, regardless of the terms and conditions of the Contracts issued in connection with the Plans. The Company shall not be bound by the terms and conditions of such Qualified Plans to the extent such terms contradict the Contract, unless the Company consents. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's Contract administration procedures. Contract Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Brief descriptions follow of the various types of Qualified Plans in connection with a Contract.


CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS
     Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments.

INDIVIDUAL RETIREMENT ANNUITIES
     Sections 408 and 408A of the Code permit eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." All IRAs are subject to limits on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence.

     TRADITIONAL IRAS. Section 408 governs "traditional" IRAs. Subject to certain income limits, contributions to a traditional IRA may be tax deductible. Distributions from a traditional IRA, if attributable to deductible contributions, are generally subject to income tax. Distributions must begin in the year the contract owner reaches age 70 1/2. Distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into a traditional IRA.


     ROTH IRAS. Section 408A of the Code permits individuals to contribute to a special type of IRA called a Roth IRA. The IRA must be designated as a "Roth IRA" at the time it is established, in accordance with IRS rules. Contributions to a Roth IRA are not deductible. If certain conditions are met, qualified distributions from a Roth IRA are tax free. Subject to special limitations, a distribution from a traditional IRA or another Roth IRA may be rolled over to a Roth IRA.


     Sales of a Contract for use with traditional or Roth IRAs may be subject to special requirements of the IRS. The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRS qualification requirements.

TAX SHELTERED ANNUITIES
     Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the Purchase Payments paid, within certain limits, on a Contract that will provide an annuity for the employee's retirement. Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity Contracts of: (i) elective contributions made in years beginning after

December 31, 1988; (ii) earnings on those contributions; and (iii) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions and credited on or after January 1, 1989 may not be distributed in the case of hardship.



TRANSFERS FROM 403(B)(7) CUSTODIAL ACCOUNTS


     If, pursuant to Revenue Ruling 90-24, the Company agrees to accept, under any of the Contracts, amounts transferred from a Code Section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Code Section 403(b)(7)(A)(ii).


SECTION 457 PLANS
     Code Section 457 allows tax exempt organizations and state and local governments to establish deferred compensation plans that allow individuals who perform services for them as employees or independent contractors to participate. Plans maintained by tax exempt organizations require that all rights and benefits provided thereunder remain the property of the employer, subject to its general creditors. Plans maintained by state and local governments, however, must be maintained for the exclusive benefit of plan participants. Section 457 plans are subject to rules and limits on the timing of deferrals and amount that may be contributed. The Code also regulates when distributions may (or must) commence. Sale of a Contract for use with Section 457 plans may be subject to special IRS requirements. The IRS has not reviewed the Contract for qualification purposes.

POSSIBLE CHARGE FOR THE COMPANY'S TAXES
     At the present time, the Company makes no charge to the Sub-Accounts for any Federal, state, or local taxes that the Company incurs which may be attributable to such Sub-Accounts or to the Contracts. The Company, however, reserves the right in the future to make a charge for any such tax that it determines to be properly attributable to the Sub-Accounts of the Contracts.

OTHER TAX CONSEQUENCES
     As noted above, the foregoing comments about the Federal tax consequences under these Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this Prospectus. Further, the Federal income tax consequences discussed herein reflect the Company's understanding of current law and the law may change. Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Contract Owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION

     In past years, legislation has been proposed that would have adversely modified the Federal taxation of certain annuities. Although the likelihood of legislative changes is uncertain, there is always the possibility that tax treatment of annuities (and therefore, the Contract) could change by legislation or other means (such as IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.


VOTING OF FUND SHARES
     As long as the Variable Account is registered as a unit investment trust under the Investment Company Act of 1940 and the assets of the Variable Account are allocated to Sub-Accounts that are invested in Fund shares, the Fund shares held in the Sub-Accounts will be voted by the Company in accordance with the instructions received from the person having voting interests under the Contracts as described below. If the Company determines pursuant to applicable law or regulation that Fund shares held in the Sub-Accounts and attributable to the Contracts need not be voted pursuant to instructions received from persons otherwise having the voting interests, then the Company may vote such Fund shares held in the Sub-Accounts in its own right.

     Before Variable Annuity Payouts begin, the Contract Owner will have the voting interest with respect to the Fund shares attributable to a Contract. After Variable Annuity Payouts begin, the Annuitant will have the voting interest with respect to the Fund shares attributable to the Annuity Units under a Contract. Such voting interest will generally decrease during the Variable Annuity Payout period.

     Any Fund shares held in the Variable Account for which the Company does not receive timely voting instructions, or which are not attributable to Contract Owners, will be voted by the Company in proportion to the instructions received from all Contract Owners having a voting interest in the Fund. Any Fund shares held by the Company or any of its affiliates in general accounts will, for voting purposes, be allocated to all separate accounts having voting interests in the Fund in proportion to each account's voting interest in the respective Fund and will be voted in the same manner as are the respective account's votes.

     All Fund proxy material will be sent to persons having voting interests together with appropriate forms which may be used to give voting instructions. Persons entitled to voting interests and the number of votes which they may cast shall be determined as of a record date, to be selected by the Fund.

     Persons having voting interests under the Contracts as described above will not, as a result thereof, have voting interests with respect to meetings of the stockholders of the Company.

DISTRIBUTION OF THE CONTRACTS

     The Contracts will be distributed by the Principal Underwriter, Washington Square Securities, Inc., ("WSSI") 20 Washington Avenue South, Minneapolis, Minnesota 55401, which is an affiliate of the Company. WSSI is registered as a broker-dealer with the SEC and is a member of the National Association of Securities Dealers, Inc. Commissions and other distribution compensation will be paid by the Company. The Contracts will be sold by licensed insurance agents in those states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. The Company pays no commissions for the sale of the Contracts.


REPORTS TO CONTRACT OWNERS
     The Company will mail to the Contract Owner, at the last known address of record at the Company's Administrative Office in Minot, North Dakota, a statement showing the Contract Value. The Company will also provide to Contract Owners immediate written confirmation of every financial transaction made under their Contracts; however, Contract Owners who make Purchase Payments through salary reduction arrangements with their employers will receive quarterly confirmations of Purchase Payments made to their Contracts.

     To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Funds, will be mailed to your household, even if you or other persons in your household have more than one Contract issued by the Company or an affiliate. Call (877) 884-5050 if you need additional copies of financial reports, prospectuses, or annual and semi-annual reports, or if you would like to receive one copy for each Contract in all future mailings.

LEGAL PROCEEDINGS

     The Variable Account is not a party to any pending legal proceedings. The Company is a defendant in various lawsuits in connection with the normal conduct of its insurance operations. Some of the claims seek both compensatory and punitive damages. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse impact to the financial position of the Company.

EXPERTS


     The financial statements of Separate Account One of Northern Life Insurance Company as of December 31, 2000 and for the year then ended and the statutory basis financial statements of Northern Life Insurance Company at December 31, 2000 and for the year then ended, appearing in the Statement of Additional Information incorporated by reference, have been audited by Ernst & Young LLP, independent auditors, and the financial statements of Separate Account One of Northern Life Insurance Company at December 31, 1999, and for the year then ended and the statutory basis financial statements for Northern Life Insurance Company at December 31, 1999 and for the year then ended, also incorporated herein by reference, have been audited by Deloitte & Touche LLP, independent auditors, as set forth in their respective reports thereon and are incorporated herein by reference in reliance upon such reports given on the authority of such firms as experts in accounting and auditing.


FURTHER INFORMATION
     A Registration Statement under the Securities Act of 1933 has been filed with the SEC, with respect to the Contracts described herein. The Prospectus does not contain all of the information set forth in the Registration Statement and exhibits thereto, to which reference is hereby made for further information concerning the Variable Account, the Company and the Contracts. The information so omitted may be obtained from the SEC's principal office in Washington, D.C., upon payment of the fee prescribed by the SEC, or examined there without charge. Statements contained in this Prospectus as to the provisions of the Contracts and other legal documents are summaries, and reference is made to the documents as filed with the SEC for a complete statement of the provisions thereof.

                              SEPARATE ACCOUNT ONE
                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS


Introduction................................................         2
Custody of Assets...........................................         3
Experts.....................................................         3
Distribution of the Contracts...............................         3
Calculation of Yields and Total Returns.....................         3
Company Holidays............................................        11
Financial Statements of Separate Account One................       S-1
Financial Statements of Northern Life Insurance Company.....       F-1


If you would like to receive a copy of the Separate Account One Advantage RIA(SM) Annuity Statement of Additional Information, please call 1-877-884-5050 or return this request to:

RELIASTAR SERVICE CENTER
P.O. BOX 5050
MINOT, NORTH DAKOTA 58702-5050

Your name
--------------------------------------------------------------------------------

Address
--------------------------------------------------------------------------------

City
--------------------------------------------- State
------------------------------ Zip
------------------

Please send me a copy of the Separate Account One Advantage RIA(SM) Annuity Statement of Additional Information.

--------------------------------------------------------------------------------

     NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR ACCOMPANYING FUND PROSPECTUSES AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OR SOLICITATION IN ANY CIRCUMSTANCES IN WHICH SUCH OFFER OR SOLICITATION WOULD BE UNLAWFUL.

                                   APPENDIX A

THE FIXED ACCOUNTS


     Contributions and reallocations to Fixed Account A and Fixed Account C (collectively, the "Fixed Accounts") under the Contracts become part of the general account of the Company (the "General Account"), which supports insurance and annuity obligations. Because of exemptive and exclusionary provisions, interests in the Fixed Accounts have not been registered under the Securities Act of 1933 ("1933 Act") nor are the Fixed Accounts registered as investment companies under the Investment Company Act of 1940 ("1940 Act"). Accordingly, neither the Fixed Accounts nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts and the Company has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this Prospectus which relate to the fixed portion of the Contracts. Disclosures regarding the fixed portion of the Contracts and the Fixed Accounts, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


     The Fixed Accounts are part of the General Account, which is made up of all of the general assets of the Company other than those allocated to any separate account. We offer the option of having all or a portion of Purchase Payments allocated to the Fixed Accounts as selected by the Contract Owner at the time of purchase or as subsequently changed. The Company will invest the assets allocated to the Fixed Accounts in those assets chosen by the Company and allowed by applicable law. Investment income from such Fixed Accounts' assets will be allocated between the Company and the Contracts participating in the Fixed Accounts, in accordance with the terms of such Contracts.

     Fixed Annuity Payouts made to Annuitants under the Contracts will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. The Company assumes this "mortality risk" by virtue of annuity rates incorporated in the Contracts which cannot be changed. In addition, the Company guarantees that it will not increase charges for maintenance of the Contracts regardless of its actual expenses.

     Investment income from the Fixed Accounts allocated to the Company includes compensation for mortality and expense risks borne by the Company in connection with Fixed Account Contracts. The Company expects to derive a profit from this compensation.


     The Company may credit interest in excess of the guaranteed rate of 3%. Any interest rate in effect when an amount is allocated or reallocated to the Fixed Accounts is guaranteed for that amount for at least 12 months, and subsequent interest rates for that amount will not be changed more often than once every 12 months. Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company.



     There is no specific formula for the determination of excess interest credits. Such credits, if any, will be determined by the Company based on many factors, including, but not limited to: investment yield rates, taxes, Contract persistency, and other experience factors. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNTS IN EXCESS OF 3% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY. THE CONTRACT OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.


     The Company is aware of no statutory limitations on the maximum amount of interest it may credit, and the Board of Directors has set no limitations. However, inherent in the Company's exercise of discretion in this regard is the equitable allocation of distributable earnings and surplus among its various Contractholders and Contract Owners and to its stockholder.

     Excess interest, if any, will be credited on the Fixed Account Contract Value. The Company guarantees that, at any time, the Fixed Account Contract Value will not be less than the amount of Purchase Payments and transfers allocated to the Fixed Accounts, plus interest at the rate of 3% per year, compounded annually, plus any additional interest which the Company may, in its discretion, credit to the Fixed Accounts, less the sum of all annual administrative charges or Withdrawal Charges levied, any applicable premium taxes, and less any amounts withdrawn or reallocated from the Fixed Accounts. If the Contract Owner makes a full withdrawal, the amount available from the Fixed Accounts will be reduced by any applicable Withdrawal Charge and Annual Contract Charge. (See "Charges Made by the Company.")

                                   APPENDIX B

PERFORMANCE INFORMATION AND CONDENSED FINANCIAL INFORMATION

PERFORMANCE INFORMATION

     From time to time, the Company may advertise or include in sales literature yields, effective yields, and total returns for the available Sub-Accounts. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. Each Sub-Account may, from time to time, advertise or include in sales literature performance relative to certain performance rankings and indices compiled by independent organizations. More detailed information as to the calculation of performance information, and comparisons with unmanaged market indices appears in the Statement of Additional Information.

     Yields, effective yields and total returns for the Sub-Accounts are based on the investment performance of the corresponding portfolios of the Funds. The performance, in part, reflects the Funds' expenses. See the Prospectuses for the Funds.

     The yield of the Sub-Account investing in the VIP Money Market Portfolio refers to the annualized income generated by an investment in the Sub-Account over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

     The yield of a Sub-Account (except the Money Market Sub-Account investing in the VIP Money Market Portfolio) refers to the annualized income generated by an investment in the Sub-Account over a specified 30 day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

     The total return of a Sub-Account refers to return quotations assuming an investment under a Contract has been held in the Sub-Account for various periods of time including, but not limited to, a period measured from the date the Sub-Account commenced operations. Average annual total return refers to total return quotations that are annualized based on an average return over various periods of time.

     Total returns generally will be presented in "standardized" format. This means, among other things, that performance will be shown from the date of inception of the Variable Account, or, if later, the inception date of the applicable Investment Fund. In some instances, "non-standardized" returns may be shown from prior to the inception date of the Variable Account. Non-standardized information will be accompanied by standardized information.

     The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of the investment as of the last day of each of the periods for which total return quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in the Sub-Account from the beginning date of the measuring period to the end of that period. This version of average annual total return reflects all historical investment results, less all charges and deductions applied against the Sub-Account (including any Withdrawal Charge that would apply if a Contract Owner terminated the Contract at the end of each period indicated, but excluding any deductions for premium taxes).

     When a Sub-Account has been in operation for one, five, and ten years, respectively, the average annual total return for these periods will be provided. For periods prior to the date the Sub-Account commenced operations, performance information for Contracts funded by the Sub-Accounts will be calculated based on the performance of the Funds' Portfolios and the assumption that the Sub-Accounts were in existence for the same periods as those indicated for the Funds' Portfolios, with the level of Contract Charges that were in effect at the inception of the Sub-Accounts for the Contracts.

     Average total return information may be presented, computed on the same basis as described above, except deductions will not include the Withdrawal Charge. In addition, the Company may from time to time disclose average annual total return in non-standard formats and cumulative total return for Contracts funded by the Sub-Accounts.

     The Company may, from time to time, also disclose yields and total returns for the Portfolios of the Funds, including such disclosure for periods prior to the dates the Sub-Accounts commenced operations.

     For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

     In advertising and sales literature, the performance of each Sub-Account may be compared to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the Sub-Accounts. Lipper Analytical Services, Inc. ("Lipper"), Morningstar, Inc. ("Morningstar") and the Variable Annuity Research Data Service ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

     Lipper's and Morningstar's rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper, Morningstar and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

     Advertising and sales literature may also compare the performance of each Sub-Account to the Standard & Poor's Composite Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as a source of performance comparison.

     The Company may also report other information including the effect of tax-deferred compounding on a Sub-Account's investment returns, or returns in general, which may be illustrated by tables, graphs, or charts. The Company may also illustrate the accumulation of Contract Value and payment of annuity benefits on a variable or fixed basis, or a combination variable and fixed basis, based on hypothetical rates of return, and compare those illustrations to mutual fund hypothetical illustrations, using charts, tables, and graphs, including software programs utilizing such charts, tables, and graphs. All income and capital gains derived from Sub-Account investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying portfolio's investment experience is positive.

                        CONDENSED FINANCIAL INFORMATION


   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD,
                                   REFLECTING


                    TOTAL SEPARATE ACCOUNT CHARGES OF 1.40%)



     The condensed financial information presented below for each of the periods in the six year period ended December 31, 2000 (as applicable), is derived from the financial statements of the separate account, which have been audited by the Company's independent auditors. The financial statements and independent auditors' report thereon for the year ended December 31, 2000 are included in the Statement of Additional Information.



                               YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                               DECEMBER 31   DECEMBER 31   DECEMBER 31   DECEMBER 31   DECEMBER 31   DECEMBER 31
                               -----------   -----------   -----------   -----------   -----------   -----------
                                  2000          1999          1998          1997          1996          1995
                               -----------   -----------   -----------   -----------   -----------   -----------
AIM VARIABLE INSURANCE FUNDS:
AIM V.I. Dent Demographic
  Trends Fund
  (From May 1, 2000)
  Beginning of period........      N/A          N/A           N/A           N/A           N/A           N/A
  End of period..............  $    7.8063      N/A           N/A           N/A           N/A           N/A
  Units outstanding at end of
    period...................    1,085,862      N/A           N/A           N/A           N/A           N/A
THE ALGER AMERICAN FUND:
  (All Sub-Accounts from
    October 20, 1995)
Alger American Growth
  Portfolio
  Beginning of period........  $   26.7070   $  20.2501    $  13.8684    $  11.1842     $10.0072      $10.0000
  End of period..............  $   22.4452   $  26.7070    $  20.2501    $  13.8684     $11.1842      $10.0072
  Units outstanding at end of
    period...................    3,335,529    2,319,442       958,685       402,925      162,852         7,531
Alger American Leveraged
  AllCap Portfolio
  Beginning of period........  $   36.5684   $  20.8260    $  13.3809    $  11.3381     $10.2636      $10.0000
  End of period..............  $   27.1069   $  36.5684    $  20.8260    $  13.3809     $11.3381      $10.2636
  Units outstanding at end of
    period...................    2,021,923    1,165,393       491,436       260,380      130,393         3,864
Alger American MidCap Growth
  Portfolio
  Beginning of period........  $   20.6802   $  15.9059    $  12.3791    $  10.9156     $ 9.8937      $10.0000
  End of period..............  $   22.2660   $  20.6802    $  15.9059    $  12.3791     $10.9156      $ 9.8937
  Units outstanding at end of
    period...................    1,117,532      696,730       590,794       405,580      227,029         2,208
Alger American Small
  Capitalization Portfolio
  Beginning of period........  $   17.8621   $  12.6301    $  11.0864    $  10.0929     $ 9.8255      $10.0000
  End of period..............  $   12.8235   $  17.8621    $  12.6301    $  11.0864     $10.0929      $ 9.8255
  Units outstanding at end of
    period...................    1,194,579      885,257       751,967       527,947      261,902         9,498

                               YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                               DECEMBER 31   DECEMBER 31   DECEMBER 31   DECEMBER 31   DECEMBER 31   DECEMBER 31
                               -----------   -----------   -----------   -----------   -----------   -----------
                                  2000          1999          1998          1997          1996          1995
                               -----------   -----------   -----------   -----------   -----------   -----------
FIDELITY VARIABLE INSURANCE
  PRODUCTS FUND (VIP):
  (All Sub-Accounts from
    October 20, 1995)
VIP Equity-Income Portfolio
  Beginning of period........  $   17.6078   $  16.7931    $  15.2559    $  12.0764     $10.7172      $10.0000
  End of period..............  $   18.8258   $  17.6078    $  16.7931    $  15.2559     $12.0764      $10.7172
  Units outstanding at end of
    period...................    2,062,886    2,145,169     1,850,470     1,040,329      370,036         3,922
VIP Growth Portfolio
  Beginning of period........  $   25.2203   $  18.6089    $  13.5286    $  11.1104     $ 9.0237      $10.0000
  End of period..............  $   22.1395   $  25.2203    $  18.6089    $  13.5286     $11.1104      $ 9.8237
  Units outstanding at end of
    period...................    2,962,362    2,139,958     1,117,355       624,734      210,258         5,112
VIP Money Market Portfolio
  Beginning of period........  $   11.7504   $  11.3294    $  10.8926    $  10.4712     $10.0743      $10.0000
  End of period..............  $   12.3196   $  11.7504    $  11.3294    $  10.8926     $10.4712      $10.0743
  Units outstanding at end of
    period...................    1,270,337    1,144,601       605,376       446,458      104,844        N/A
FIDELITY VARIABLE INSURANCE
  PRODUCTS FUND II (VIP II):
VIP II Asset Manager: Growth
  Portfolio
  (From October 20, 1995)
  Beginning of period........  $   19.9859   $  17.5847    $  15.1675    $  12.2902     $10.3997      $10.0000
  End of period..............  $   17.2510   $  19.9860    $  17.5847    $  15.1675     $12.2982      $10.3997
  Units outstanding at end of
    period...................    1,090,279      914,250       652,013       293,160       58,201         6,432
VIP II Contrafund Portfolio
  (From October 20, 1995)
  Beginning of period........  $   23.6700   $  19.3181    $  15.0718    $  12.3119     $10.2935      $10.0000
  End of period..............  $   21.7958   $  23.6700    $  19.3181    $  15.0718     $12.3119      $10.2935
  Units outstanding at end of
    period...................    3,586,664    3,267,496     2,090,469     1,124,760      314,103         7,417
VIP II Index 500 Portfolio
  (From October 20, 1995)
  Beginning of period........  $   25.2271   $  21.2285    $  16.7757    $  12.8201     $10.5862      $10.0000
  End of period..............  $   22.5627   $  25.2271    $  21.2285    $  16.7757     $12.8201      $10.5862
  Units outstanding at end of
    period...................    5,629,481    4,831,869     3,336,587     1,310,992      231,904           702
VIP II Investment Grade Bond
  Portfolio
  (From April 30, 1999)
  Beginning of period........  $    9.7937      N/A           N/A           N/A           N/A           N/A
  End of period..............  $   10.7415   $   9.7937       N/A           N/A           N/A           N/A
  Units outstanding at end of
    period...................      489,844      222,858       N/A           N/A           N/A           N/A

                               YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                               DECEMBER 31   DECEMBER 31   DECEMBER 31   DECEMBER 31   DECEMBER 31   DECEMBER 31
                               -----------   -----------   -----------   -----------   -----------   -----------
                                  2000          1999          1998          1997          1996          1995
                               -----------   -----------   -----------   -----------   -----------   -----------
FIDELITY VARIABLE INSURANCE
  PRODUCTS FUND III (VIP
  III):
  (From January 1, 1999)
VIP III Growth Opportunities
  Portfolio
  Beginning of period........      10.0435      N/A           N/A           N/A           N/A           N/A
  End of period..............  $    8.2139   $  10.0435       N/A           N/A           N/A           N/A
  Units outstanding at end of
    period...................      346,435      337,766       N/A           N/A           N/A           N/A
JANUS ASPEN SERIES:
  (All Sub-Accounts From
    August 8, 1997)
Aggressive Growth Portfolio
  Beginning of period........  $   32.0747   $  14.4299    $  10.8993    $  10.0000       N/A           N/A
  End of period..............  $   21.5646   $  32.0747    $  14.4299    $  10.8993       N/A           N/A
  Units outstanding at end of
    period...................    2,367,019      868,257       143,611        17,506       N/A           N/A
Growth Portfolio
  Beginning of period........  $   19.2421   $  13.5522    $  10.1307    $  10.0000       N/A           N/A
  End of period..............  $   16.2138   $  19.2421    $  13.5522    $  10.1307       N/A           N/A
  Units outstanding at end of
    period...................    3,579,247    1,788,564       662,697        82,286       N/A           N/A
International Growth
  Portfolio
  Beginning of period........  $   19.8902   $  11.0658    $   9.5720    $  10.0000       N/A           N/A
  End of period..............  $   16.4874   $  19.8902    $  11.0658    $   9.5720       N/A           N/A
  Units outstanding at end of
    period...................    1,071,043      473,654       275,637        81,884       N/A           N/A
Worldwide Growth Portfolio
  Beginning of period........  $   20.1668   $  12.4357    $   9.7818    $  10.0000       N/A           N/A
  End of period..............  $   16.7705   $  20.1668    $  12.4357    $   9.7818       N/A           N/A
  Units outstanding at end of
    period...................    6,064,546    4,030,342     2,066,481       295,875       N/A           N/A
NEUBERGER BERMAN ADVISERS
  MANAGEMENT TRUST:
Limited Maturity Bond
  Portfolio
  (From August 8, 1997)
  Beginning of period........  $   10.5041   $  10.4971    $  10.1973    $  10.0000       N/A           N/A
  End of period..............  $   11.0612   $  10.5041    $  10.4971    $  10.1973       N/A           N/A
  Units outstanding at end of
    period...................      492,334      407,142       210,709        22,029       N/A           N/A
Partners Portfolio
  (From August 8, 1997)
  Beginning of period........  $   11.1723   $  10.5521    $  10.2686    $  10.0000       N/A           N/A
  End of period..............  $   11.0947   $  11.1723    $  10.5521    $  10.2686       N/A           N/A
  Units outstanding at end of
    period...................    1,239,100    1,479,974     1,582,048       255,773       N/A           N/A

                               YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                               DECEMBER 31   DECEMBER 31   DECEMBER 31   DECEMBER 31   DECEMBER 31   DECEMBER 31
                               -----------   -----------   -----------   -----------   -----------   -----------
                                  2000          1999          1998          1997          1996          1995
                               -----------   -----------   -----------   -----------   -----------   -----------
Socially Responsive Portfolio
  (From January 1, 1999)
  Beginning of period........  $   11.3827      N/A           N/A           N/A           N/A           N/A
  End of period..............  $   11.0445   $  11.3827       N/A           N/A           N/A           N/A
  Units outstanding at end of
    period...................       57,291       32,883       N/A           N/A           N/A           N/A
OCC ACCUMULATION TRUST:
  (All Sub-Accounts From
    August 8, 1997)
Equity Portfolio
  Beginning of period........  $   11.8684   $  11.7375    $  10.6410    $  10.0000       N/A           N/A
  End of period..............  $   12.8642   $  11.8684    $  11.7375    $  10.6410       N/A           N/A
  Units outstanding at end of
    period...................      272,850      281,367       227,143        45,654       N/A           N/A
Global Equity Portfolio
  Beginning of period........  $   13.1847   $  10.5673    $   9.4593    $  10.0000       N/A           N/A
  End of period..............  $   13.6132   $  13.1847    $  10.5673    $   9.4593       N/A           N/A
  Units outstanding at end of
    period...................      108,797       86,458        70,138        18,968       N/A           N/A
Managed Portfolio
  Beginning of period........  $   11.0246   $  10.6480    $  10.0801    $  10.0000       N/A           N/A
  End of period..............  $   11.9310   $  11.0246    $  10.6480    $  10.0801       N/A           N/A
  Units outstanding at end of
    period...................    1,201,794    1,595,696     1,659,488       274,773       N/A           N/A
Small Cap Portfolio
  Beginning of period........  $    8.8541   $   9.1466    $  10.1959    $  10.0000       N/A           N/A
  End of period..............  $   12.5887   $   8.8541    $   9.1466    $  10.1959       N/A           N/A
  Units outstanding at end of
    period...................      563,758      309,634       252,954        48,630       N/A           N/A
PILGRIM VARIABLE PRODUCTS
  TRUST:
Pilgrim VP Growth
  Opportunities Portfolio
  (From May 1, 2000)
  Beginning of period........      N/A          N/A           N/A           N/A           N/A           N/A
  End of period..............  $    8.8556      N/A           N/A           N/A           N/A           N/A
  Units outstanding at end of
    period...................      364,384      N/A           N/A           N/A           N/A           N/A
Pilgrim VP Growth + Value
  Portfolio
  (From October 20, 1995)
  Beginning of period........  $   31.3606   $  16.3103    $  13.8613    $  12.2601     $10.1010      $10.0000
  End of period..............  $   27.8993   $  31.3606    $  16.3103    $  13.8613     $12.2601      $10.1010
  Units outstanding at end of
    period...................    2,465,786    1,501,434     1,333,885     1,118,716      318,138         1,068

                               YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                               DECEMBER 31   DECEMBER 31   DECEMBER 31   DECEMBER 31   DECEMBER 31   DECEMBER 31
                               -----------   -----------   -----------   -----------   -----------   -----------
                                  2000          1999          1998          1997          1996          1995
                               -----------   -----------   -----------   -----------   -----------   -----------
Pilgrim VP High Yield Bond
  Portfolio
  (From August 8, 1997)
  Beginning of period........  $    9.6332   $  10.0942    $  10.1766    $  10.0000       N/A           N/A
  End of period..............  $    8.3939   $   9.6332    $  10.0942    $  10.1766       N/A           N/A
  Units outstanding at end of
    period...................      597,868      834,113       885,662       105,615       N/A           N/A
Pilgrim VP International
  Value Portfolio
  (From August 8, 1997)
  Beginning of period........  $   17.2007   $  11.6150    $  10.0734    $  10.0000       N/A           N/A
  End of period..............  $   17.5017   $  17.2007    $  11.6150    $  10.0734       N/A           N/A
  Units outstanding at end of
    period...................      747,812      488,502       330,553        57,507       N/A           N/A
Pilgrim VP MagnaCap Portfolio
  (From May 1, 2000)
  Beginning of period........      N/A          N/A           N/A           N/A           N/A           N/A
  End of period..............  $   10.0671      N/A           N/A           N/A           N/A           N/A
  Units outstanding at end of
    period...................       37,460      N/A           N/A           N/A           N/A           N/A
Pilgrim VP MidCap
  Opportunities Portfolio
  (From May 1, 2000)
  Beginning of period........      N/A          N/A           N/A           N/A           N/A           N/A
  End of period..............  $    8.9785      N/A           N/A           N/A           N/A           N/A
  Units outstanding at end of
    period...................      111,372      N/A           N/A           N/A           N/A           N/A
Pilgrim VP Research Enhanced
  Index Portfolio
  (From October 20, 1995)
  Beginning of period........  $   12.5874   $  12.0629    $  12.0694    $  11.4374     $10.2402      $10.0000
  End of period..............  $   10.9693   $  12.5874    $  12.0629    $  12.0694     $11.4374      $10.2402
  Units outstanding at end of
    period...................    1,544,098    1,646,856       403,214       238,691       52,791         1,937
Pilgrim VP SmallCap
  Opportunities Portfolio
  (From October 20, 1995)
  Beginning of period........  $   36.5246   $  15.3663    $  13.2845    $  11.6519     $10.3844      $10.0000
  End of period..............  $   36.4083   $  36.5246    $  15.3663    $  13.2845     $11.6519      $10.3844
  Units outstanding at end of
    period...................    1,266,605      574,895       338,593       270,968       62,237         2,292


     - The Sub-Accounts investing in The Alger American Fund, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II and Pilgrim Variable Products Trust Growth + Value Portfolio, Research Enhanced Index Portfolio, and Small Cap Opportunities Portfolio were not available through the Variable Account prior to 1995.

     - The Sub-Accounts investing in the Janus Aspen Series, Neuberger Berman AMT Limited Maturity Bond Portfolio and Partners Portfolio, the Pilgrim Variable Products Trust High Yield Bond Portfolio, the Pilgrim Variable Products Trust International Value Portfolio and OCC Accumulation Trust were not available through the Variable Account prior to August 8, 1997.

     - The Sub-Accounts investing in the Fidelity Variable Insurance Products Fund III and Neuberger Berman AMT Socially Responsive Portfolio were not available through the Variable Account prior to January 1, 1999.

     - The Sub-Accounts investing in the Fidelity VIP II Investment Grade Bond Portfolio were not available through the Variable Account prior to April 30, 1999.

     - The Sub-Accounts investing in the AIM V.I. Dent Demographic Trends Fund and the Pilgrim Variable Products Trust Growth Opportunities Portfolio, MagnaCap Portfolio, and MidCap Opportunities Portfolio were not available through the Variable Account prior to May 1, 2000.

     - The Pilgrim Variable Products Trust Small Cap Opportunities Portfolio (formerly the Northstar Galaxy Trust Emerging Growth Portfolio) operated under an investment objective of seeking income balanced with capital appreciation from inception through November 8, 1998, when the investment objective was modified to seeking long-term capital appreciation. The Pilgrim Variable Products Trust Research Enhanced Index Portfolio (formerly the Northstar Galaxy Trust Multi-Sector Bond Portfolio) operated under an investment objective of seeking current income while preserving capital through April 29, 1999, when the investment objective was modified to seeking long-term capital appreciation.

                      STATEMENT OF ADDITIONAL INFORMATION
                               FOR NORTHERN LIFE
                           ADVANTAGE RIA(SM) ANNUITY

                            ------------------------

              INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACTS
                                   ISSUED BY
                              SEPARATE ACCOUNT ONE
                                      AND
                        NORTHERN LIFE INSURANCE COMPANY


     This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectus dated May 1, 2001 (the "Prospectus") relating to the Individual Deferred Variable/Fixed Annuity Contracts issued by Separate Account One (the "Variable Account") and Northern Life Insurance Company (the "Company"). Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. A copy of the Prospectus may be obtained from the Company's Service Center at P.O. Box 5050, Minot, North Dakota 58702-5050, by calling 1-877-884-5050, or from
Washington Square Securities, Inc., 20 Washington Avenue South, Minneapolis, Minnesota 55401.


     Capitalized terms used in this Statement of Additional Information that are not otherwise defined herein shall have the meanings given to them in the Prospectus.

                            ------------------------

                               TABLE OF CONTENTS


                                                                PAGE
                                                                ----
Introduction................................................      2
Custody of Assets...........................................      3
Experts.....................................................      3
Distribution of the Contracts...............................      3
Calculation of Yields and Total Returns.....................      3
Company Holidays............................................     11
Financial Statements of Separate Account One................    S-1
Financial Statements of Northern Life Insurance Company.....    F-1


                            ------------------------


      The date of this Statement of Additional Information is May 1, 2001.

INTRODUCTION
     The Individual Deferred Variable/Fixed Annuity Contracts described in the Prospectus (the "RIA Series Contracts") are flexible Purchase Payment Contracts. The Contracts are sold to or in connection with retirement plans which may or may not qualify for special federal tax treatment under the Internal Revenue Code. (See "Federal Tax Status" in the Prospectus.) Annuity Payouts under the Contracts are deferred until a later date selected by the Contract Owner.

     Purchase Payments may be allocated to one or more of the available Sub-Accounts of the Variable Account, a separate account of the Company, and/or to any available Fixed Account which for RIA Series Contracts includes Fixed Account A and/or Fixed Account C (which are part of the general account of the Company).

     Purchase payments allocated to one or more of the available Sub-Accounts of the Variable Account, as selected by the Contract Owner, will be invested in shares at net asset value of one or more of a group of investment funds ("Funds"). The Funds currently are:

     - The AIM V.I. Dent Demographic Trends Fund of the AIM Variable Insurance Funds, Inc., which is managed by A I M Advisors, Inc. with the assistance of H.S. Dent Advisors, Inc. as sub-adviser;

     - the Alger American Growth Portfolio, Alger American Leveraged AllCap Portfolio, Alger American MidCap Growth Portfolio and Alger American Small Capitalization Portfolio of The Alger American Fund which are managed by Fred Alger Management, Inc.;

     - the VIP Equity-Income Portfolio, VIP Growth Portfolio, and VIP Money Market Portfolio of the Variable Insurance Products Fund, VIP II Asset
       Manager: Growth Portfolio, VIP II Contrafund(R) Portfolio, VIP II Index 500 Portfolio and VIP II Investment Grade Bond Portfolio of the Variable Insurance Products Fund II, and VIP III Growth Opportunities Portfolio of the Variable Insurance Products Fund III, all of which are managed by Fidelity Management & Research Company;

     - the Aggressive Growth Portfolio, Growth Portfolio, International Growth Portfolio and Worldwide Growth Portfolio of the Janus Aspen Series which are managed by Janus Capital Corporation;

     - the Limited Maturity Bond Portfolio, Partners Portfolio and Socially Responsive Portfolio of the Neuberger Berman Advisers Management Trust, which are managed by Neuberger Berman Management Inc. with assistance of Neuberger Berman, LLC as sub-adviser;

     - the Equity Portfolio, Global Equity Portfolio, Managed Portfolio and Small Cap Portfolio of the OCC Accumulation Trust which are managed by OpCap Advisors, a subsidiary of Oppenheimer Capital.


     - the Growth Opportunities Portfolio, Growth + Value Portfolio, High Yield Bond Portfolio, International Value Portfolio, MagnaCap Portfolio, MidCap Opportunities Portfolio, Research Enhanced Index Portfolio, and SmallCap Opportunities Portfolio for the Pilgrim Variable Products Trust which are managed by ING Pilgrim Investments, LLC; the Growth + Value Portfolio is sub-advised by Navellier Fund Management, Inc., the International Value Portfolio is sub-advised by Brandes Investment Partners, L.P. and the Research Enhanced Index Portfolio is sub-advised by J.P. Morgan Investment Management Inc.


     Purchase Payments allocated to any available Fixed Account, which may include Fixed Account A or Fixed Account C, which are part of the general account of the Company, will be credited with interest at a rate not less than 3% per year. Interest credited in excess of 3%, if any, will be determined at the sole discretion of the Company. That part of the Contract relating to any available Fixed Accounts, which may include Fixed Account A and Fixed Account C, is not registered under the Securities Act of 1933 and the Fixed Accounts are not subject to the restrictions of the Investment Company Act of 1940. (See Appendix A to the Prospectus.)

CUSTODY OF ASSETS
     The Company, whose address appears on the cover of the Prospectus, maintains custody of the assets of the Variable Account. As Custodian, the Company holds cash balances for the Variable Account pending investment in the Investment Funds or distribution. The Investment Fund shares owned by the Sub-accounts are reflected only on the records of the Funds and are not issued in certificated form.

EXPERTS

     The financial statements of Separate Account One of Northern Life Insurance Company as of December 31, 2000 and for the year then ended and the statutory basis financial statements of Northern Life Insurance Company at December 31, 2000 and for the year then ended, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, and the financial statements of Separate Account One of Northern Life Insurance Company at December 31, 1999, and for the year then ended and the statutory basis financial statements of Northern Life Insurance Company at December 31, 1999 and for the year then ended have been audited by Deloitte & Touche LLP, independent auditors, as set forth in their respective reports thereon appearing elsewhere herein, have been so included in reliance upon such reports given on the authority of such firms as experts in accounting and auditing.


DISTRIBUTION OF THE CONTRACTS
     The RIA Contracts will be distributed by Washington Square Securities, Inc. ("WSSI"), the principal underwriter which is an affiliate of the Company. The Contracts will be sold by licensed insurance agents in those states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc.


     For the year ended December 31, 2000, WSSI was paid fees by the Company in connection with distribution of the Contracts aggregating $10,417,000. No fees were paid to WSSI by the Company in connection with the RIA Series Contracts prior to May 1, 2000, as the Contracts were not available.


     The offering of the RIA Series Contracts is continuous.

     There are no special purchase plans or exchange privileges not described in the Prospectus. (See "Reduction of Charges" in the Prospectus.)

     No deduction for a sales charge is made from the Purchase Payments for the RIA Series Contracts. The method used to determine the amount of such charges assessed by the Company is described in the Prospectus under the heading "Charges Made By The Company." There is no difference in the amount of any of the charges described in the Prospectus as between RIA Series Contracts purchased by members of the public as individuals or groups, and RIA Series Contracts purchased by any class of individuals, such as officers, directors or employees of the Company or of the Principal Underwriter.

CALCULATION OF YIELDS AND TOTAL RETURNS
     From time to time, the Company may disclose yields, total returns, and other performance data pertaining to the Contracts for a Sub-Account. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the Securities and Exchange Commission.


     Because of the charges and deductions imposed under a Contract, the yield for the Sub-Accounts will be lower than the yield for their respective portfolios. The calculations of yields, total returns, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular Contract. Premium taxes currently range from 0% to 4.0% of premium based on the state in which the Contract is sold.


     VIP MONEY MARKET PORTFOLIO SUB-ACCOUNT YIELD. From time to time, advertisements and sales literature may quote the current annualized yield of the Money Market Sub-Account for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the VIP Money Market Portfolio or on its portfolio securities.

     The current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) at the end of the seven-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit of the Money Market Sub-Account at the beginning of the period dividing such net change in account value of the hypothetical account to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: 1) Administration Charge; and 2) the Mortality and Expense Risk Charges offset by the Product Asset Credit. Current Yield will be calculated according to the following formula:

     Current Yield = ((NCS -- ES)/UV) X (365/7)

     Where:

      NCS     =    the net change in the value of the Portfolio (exclusive of realized gains or losses on the sale of securities and
                   unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a
                   balance of 1 Sub-Account Accumulation Unit.
      ES      =    per unit expenses attributable to the hypothetical account for the seven-day period.
      UV      =    The Accumulation Unit value on the first day of the
                   seven-day period.


     The current yield of the sub-account for the seven day period ended December 31, 2000 was 5.68%.


     EFFECTIVE YIELD. The effective yield of the Money Market Sub-Account determined on a compounded basis for the same seven-day period may also be quoted.

     The effective yield is calculated by compounding the unannualized base period return according to the following formula:

     Effective Yield = (1 + ((NCS -- ES)/UV)) 365/7 -- 1

     Where:

      NCS     =    the net change in the value of the Portfolio (exclusive of realized gains and losses on the sale of securities and
                   unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a
                   balance of 1 Sub-Account unit.
      ES      =    per Accumulation Unit expenses attributable to the
                   hypothetical account for the seven-day period.
      UV      =    the Accumulation Unit value for the first day of the
                   seven-day period.


     The effective yield of the sub-account for the seven day period ended December 31, 2000 was 5.84%.


     Because of the charges and deductions imposed under the Contracts, the yield for the Money Market Sub-Account will be lower than the yield for the VIP Money Market Portfolio.

     The current and effective yields on amounts held in the Money Market Sub-Account normally will fluctuate on a daily basis. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The Money Market Sub-Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the VIP Money Market Portfolio, the types and quality of portfolio securities held by VIP Money Market Portfolio and the VIP Money Market Portfolio's operating expenses. Yields on amounts held in the Money Market Sub-Account may also be presented for periods other than a seven-day period.

     OTHER SUB-ACCOUNT YIELDS. From time to time, sales literature or advertisements may quote the current annualized yield of one or more of the Sub-Accounts (except the Money Market Sub-Account) for a Contract for 30-day or one-month periods. The annualized yield of a Sub-Account refers to income generated by the Sub-Account over a specific 30-day or one-month period. Because the yield is annualized, the yield generated by a Sub-Account during a 30-day or one-month period is assumed to be generated each period over a 12-month period.

     The yield is computed by: 1) dividing the net investment income of the Fund attributable to the Sub-Account Accumulation Units less Sub-Account expenses for the period; by 2) the maximum offering price per Accumulation Unit on the last day of the period times the daily average number of units outstanding for the period; by 3) compounding that yield for a six-month period; and by 4) multiplying that result by 2. Expenses attributable to the Sub-Account include the Administration Charge, and Mortality and Expense Risk Charges, offset by the Product Asset Credit. For purposes of calculating the 30-day or one-month yield, an average Annual Contract Charge per dollar of Contract Value in the Variable Account is used to determine the amount of the charge attributable to the Sub-Account for the 30-day or one-month period. The 30-day or one-month yield is calculated according to the following formula:

     Yield = 2 X [(((NI -- ES)/(U X UV)) + 1) 6 -- 1]

     Where:

     NI = net income of the Portfolio for the 30-day or one-month period attributable to the Sub-Account's Accumulation Units.

     ES = expenses of the Sub-Account for the 30-day or one-month period.

     U  = the average number of Accumulation Units outstanding.

     UV = the Accumulation Unit value of the close (highest) of the last day in the 30-day or one-month period.


     The annualized yield for the Pilgrim Variable Products Trust High Yield Bond Portfolio Sub-Account for the month ended December 31, 2000 was 7.69%.



     The annualized yield for the Neuberger Berman Advisers Management Trust Limited Maturity Bond Portfolio Sub-Account for the month ended December 31, 2000 was 6.63% for the RIA Series Contracts.



     The annualized yield for the VIP II Investment Grade Bond Portfolio Sub-Account for the month ended December 31, 2000 was 6.65%.


     Because of the charges and deductions imposed under the Contract, the yield for the Sub-Account will be lower than the yield for the corresponding Fund.

     The yield on the amounts held in the Sub-Accounts normally will fluctuate over time. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The Sub-Account's actual yield is affected by the types and quality of portfolio securities held by the Fund and its operating expenses.

     Yield calculations do not take into account any withdrawal charges. There is no withdrawal charge for RIA Series Contracts.

     AVERAGE ANNUAL TOTAL RETURNS. From time to time, sales literature or advertisements may also quote average annual total returns for one or more of the Sub-Accounts for various periods of time, excluding the money market Sub-Account.

     Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month-end practicable, considering the type and media of the communication and will be stated in the communication.

     Average annual total returns will be calculated using Sub-Account Accumulation Unit values which the Company calculates on each Valuation Date based on the performance of the Sub-Account's underlying Fund, the deductions for the 1.25% Mortality and Expense Risk Charges and the .15% Administration Charge as offset by the Product Asset Credit of .80%. For purposes of calculating average annual total return, an average per dollar Annual Contract Charge attributable to the hypothetical account for the period is used. The calculation also assumes full withdrawal of the Contract at the end of the period for the return quotation. There is no Withdrawal Charge for RIA Series Contracts. The total return will then be calculated according to the following formula:

      TR      = ((ERV/P) 1/N) - 1
      Where:
      TR      = The average annual total return net of Sub-Account
                recurring charges.
      ERV     = the ending redeemable value (net of any applicable
              surrender charge) of the hypothetical account at the end of the period.
      P       = a hypothetical initial payment of $1,000.
      N       = the number of years in the period.


                                    TABLE 1



     Following are the Average Annual Total Returns for Sub-Accounts as of December 31, 2000.



                                                                                               FOR THE PERIOD FROM
                                           FOR THE 1-YEAR   FOR THE 5-YEAR   FOR THE 10-YEAR   DATE OF INCEPTION OF
                                           PERIOD ENDING    PERIOD ENDING     PERIOD ENDING       SUB-ACCOUNT TO
                                              12/31/00         12/31/00         12/31/00             12/31/00
                                           --------------   --------------   ---------------   --------------------
AIM V.I. Dent Demographic Trends Fund.....    -18.39%              N/A               N/A                 N/A
  (Sub-Account Inception: 5/1/00)
Alger American Growth Portfolio...........    -15.28%           18.48%               N/A              17.81%
  (Sub-Account Inception: 10/20/95)
Alger American Leveraged AllCap
  Portfolio...............................    -25.28%           22.41%               N/A              22.17%
  (Sub-Account Inception: 10/20/95)
Alger American MidCap Growth Portfolio....      8.53%           18.56%               N/A              17.63%
  (Sub-Account Inception: 10/20/95)
Alger American Small Capitalization
  Portfolio...............................    -27.63%            6.32%               N/A               5.76%
  (Sub-Account Inception: 10/20/95)
Fidelity VIP Equity-Income Portfolio......      7.78%           12.83%               N/A              13.88%
  (Sub-Account Inception: 10/20/95)
Fidelity VIP Growth Portfolio.............    -11.51%           18.59%               N/A              17.50%
  (Sub-Account Inception: 10/20/95)
Fidelity VIP II Asset Manager: Growth
  Portfolio...............................    -12.99%           11.54%               N/A              11.98%
  (Sub-Account Inception: 10/20/95)
Fidelity VIP II Contrafund(R) Portfolio...     -7.18%           17.12%               N/A              17.14%
  (Sub-Account Inception: 10/20/95)
Fidelity VIP II Index 500 Portfolio.......     -9.84%           17.27%               N/A              17.93%
  (Sub-Account Inception: 10/20/95)
Fidelity VIP II Investment Grade Bond
  Portfolio...............................     10.56%              N/A               N/A               5.24%
  (Sub-Account Inception: 4/30/99)
Fidelity VIP III Growth Opportunities
  Portfolio...............................    -17.56%              N/A               N/A              -8.71%
  (Sub-Account Inception: 1/1/99)
Janus Aspen Aggressive Growth Portfolio...    -32.23%              N/A               N/A              26.37%
  (Sub-Account Inception: 8/8/97)
Janus Aspen Growth Portfolio..............    -15.06%              N/A               N/A              16.20%
  (Sub-Account Inception: 8/8/97)
Janus Aspen International Growth
  Portfolio...............................    -16.44%              N/A               N/A              16.78%
  (Sub-Account Inception: 8/8/97)
Janus Aspen Worldwide Growth Portfolio....    -16.17%              N/A               N/A              17.36%
  (Sub-Account Inception: 8/8/97)
Neuberger Berman Advisers Management Trust
  Limited Maturity Bond Portfolio.........      6.15%              N/A               N/A               3.84%
  (Sub-Account Inception: 8/8/97)

                                                                                               FOR THE PERIOD FROM
                                           FOR THE 1-YEAR   FOR THE 5-YEAR   FOR THE 10-YEAR   DATE OF INCEPTION OF
                                           PERIOD ENDING    PERIOD ENDING     PERIOD ENDING       SUB-ACCOUNT TO
                                              12/31/00         12/31/00         12/31/00             12/31/00
                                           --------------   --------------   ---------------   --------------------
Neuberger Berman Advisers Management Trust
  Partners Portfolio......................      0.10%              N/A               N/A               3.93%
  (Sub-Account Inception: 8/8/97)
Neuberger Berman Advisers Management Trust
  Socially Responsive Portfolio(d)........     -2.19%              N/A               N/A               6.34%
  (Sub-Account Inception: 1/1/99)
OCC Accumulation Trust Equity
  Portfolio(c)............................      9.26%              N/A               N/A               8.56%
  (Sub-Account Inception: 8/8/97)
OCC Global Equity Portfolio...............      4.08%              N/A               N/A              10.38%
  (Sub-Account Inception: 8/8/97)
OCC Accumulation Trust Managed
  Portfolio(c)............................      9.09%              N/A               N/A               6.18%
  (Sub-Account Inception: 8/8/97)
OCC Accumulation Trust Small Cap
  Portfolio(c)............................     43.32%              N/A               N/A               7.87%
  (Sub-Account Inception: 8/8/97)
Pilgrim VP Growth Opportunities
  Portfolio...............................      0.48%           29.55%               N/A              29.32%
  (Sub-Account Inception: 5/1/00)
Pilgrim VP Growth + Value Portfolio.......    -10.32%           23.52%               N/A              22.85%
  (Sub-Account Inception: 10/20/95)
Pilgrim VP High Yield Bond Portfolio......    -12.16%              N/A               N/A              -4.25%
  (Sub-Account Inception: 8/8/97)
Pilgrim VP International Value
  Portfolio...............................      2.57%              N/A               N/A              18.85%
  (Sub-Account Inception: 8/8/97)
Pilgrim VP MagnaCap Portfolio.............        N/A              N/A               N/A                 N/A
  (Sub-Account Inception: 5/1/00)
Pilgrim VP MidCap Portfolio...............        N/A              N/A               N/A                 N/A
  (Sub-Account Inception: 5/1/00)
Pilgrim VP Research Enhanced Index
  Portfolio(b)............................    -12.15%            2.20%               N/A               2.63%
  (Sub-Account Inception: 10/20/95)
Pilgrim VP SmallCap Opportunities
  Portfolio(a)............................      0.48%           29.55%               N/A              29.32%
  (Sub-Account Inception: 10/20/95)


     From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date the Sub-Accounts commenced operations. Such performance information for the Sub-Accounts will be calculated based on the performance of the Funds and the assumption that the Sub-Accounts were in existence for the same periods as those indicated for the Funds, with the level of Contract charges currently in effect. RIA Series Contracts have no withdrawal charges.


                                    TABLE 2


     Such average annual total return information for the Sub-Accounts is as follows:


                                          FOR THE 1-YEAR   FOR THE 5-YEAR   FOR THE 10-YEAR    FOR THE PERIOD FROM
                                           PERIOD ENDED     PERIOD ENDED     PERIOD ENDED     DATE OF INCEPTION OF
SUB-ACCOUNT                                  12/31/00         12/31/00         12/31/00       PORTFOLIO TO 12/31/00
-----------                               --------------   --------------   ---------------   ---------------------
AIM V.I. Dent Demographic Trends Fund....    -18.39%              N/A               N/A              -18.21%
  (Portfolio Inception: 12/29/99)
Alger American Growth Portfolio..........    -15.28%           18.48%            19.73%               18.62%
  (Portfolio Inception: 1/9/89)
Alger American Leveraged AllCap
  Portfolio..............................    -25.28%           22.41%               N/A               30.09%
  (Portfolio Inception: 1/25/95)

                                          FOR THE 1-YEAR   FOR THE 5-YEAR   FOR THE 10-YEAR    FOR THE PERIOD FROM
                                           PERIOD ENDED     PERIOD ENDED     PERIOD ENDED     DATE OF INCEPTION OF
SUB-ACCOUNT                                  12/31/00         12/31/00         12/31/00       PORTFOLIO TO 12/31/00
-----------                               --------------   --------------   ---------------   ---------------------
Alger American MidCap Growth Portfolio...      8.53%           18.56%               N/A               21.83%
  (Portfolio Inception: 5/3/93)
Alger American Small Capitalization
  Portfolio..............................    -27.63%            6.32%            12.89%               15.28%
  (Portfolio Inception: 9/21/88)
Fidelity VIP Equity-Income Portfolio.....      7.78%           12.83%            16.65%               12.71%
  (Portfolio Inception: 10/9/86)
Fidelity VIP Growth Portfolio............    -11.51%           18.59%            19.32%               15.68%
  (Portfolio Inception: 10/9/86)
Fidelity VIP II Asset Manager: Growth
  Portfolio..............................    -12.99%           11.54%               N/A               13.29%
  (Portfolio Inception: 1/3/95)
Fidelity VIP II Contrafund(R)
  Portfolio..............................     -7.18%           17.12%               N/A               20.49%
  (Portfolio Inception: 1/3/95)
Fidelity VIP II Index 500 Portfolio......     -9.84%           17.27%               N/A               16.26%
  (Portfolio Inception: 8/27/92)
Fidelity VIP II Investment Grade Bond
  Portfolio..............................     10.56%            5.52%             7.04%                7.12%
  (Portfolio Inception: 12/5/88)
Fidelity VIP III Growth Opportunities
  Portfolio..............................    -17.56%            9.95%               N/A               13.33%
  (Portfolio Inception: 1/3/95)
Janus Aspen Aggressive Growth
  Portfolio..............................    -32.23%           19.48%               N/A               21.74%
  (Portfolio Inception: 9/13/93)
Janus Aspen Growth Portfolio.............    -15.06%           18.68%               N/A               17.35%
  (Portfolio Inception: 9/13/93)
Janus Aspen International Growth
  Portfolio..............................    -16.44%           22.71%               N/A               19.58%
  (Portfolio Inception: 5/2/94)
Janus Aspen Worldwide Growth Portfolio...    -16.17%           22.29%               N/A               21.53%
  (Portfolio Inception: 9/13/93)
Neuberger Berman Advisers Management
  Trust..................................      6.15%            4.09%             5.07%                6.78%
  Limited Maturity Bond Portfolio
  (Portfolio Inception: 9/10/84)
Neuberger Berman Advisers Management
  Trust..................................      0.10%           13.21%               N/A               14.15%
  Partners Portfolio
  (Portfolio Inception: 3/22/94)
Neuberger Berman Advisers Management
  Trust..................................     -2.19%              N/A               N/A                6.33%
  Socially Responsive Portfolio
  (Portfolio Inception: 2/18/99)
OCC Accumulation Trust Equity
  Portfolio(c)...........................      9.26%           13.83%            16.13%               14.49%
  (Portfolio Inception: 8/1/88)
OCC Accumulation Trust Global Equity
  Portfolio..............................      4.08%           13.82%               N/A               14.97%
  (Portfolio Inception: 3/1/95)
OCC Accumulation Trust Managed
  Portfolio(c)...........................      9.09%           12.46%            17.42%               16.33%
  (Portfolio Inception: 8/1/88)
OCC Accumulation Trust Small Cap
  Portfolio(c)...........................     43.32%           12.64%            15.75%               13.13%
  (Portfolio Inception: 8/1/88)
Pilgrim VP Growth Opportunities
  Portfolio..............................      0.48%           29.55%               N/A               25.21%
  (Portfolio Inception: 4/30/00)

                                          FOR THE 1-YEAR   FOR THE 5-YEAR   FOR THE 10-YEAR    FOR THE PERIOD FROM
                                           PERIOD ENDED     PERIOD ENDED     PERIOD ENDED     DATE OF INCEPTION OF
SUB-ACCOUNT                                  12/31/00         12/31/00         12/31/00       PORTFOLIO TO 12/31/00
-----------                               --------------   --------------   ---------------   ---------------------
Pilgrim VP Growth + Value Portfolio......    -10.32%           23.52%               N/A               21.57%
  (Portfolio Inception: 5/6/94)
Pilgrim VP High Yield Bond Portfolio.....    -12.16%            1.38%               N/A                3.47%
  (Portfolio Inception: 5/6/94)
Pilgrim VP International Value
  Portfolio..............................      2.57%              N/A               N/A               18.85%
  (Portfolio Inception: 8/8/97)
Pilgrim VP MagnaCap Portfolio............        N/A              N/A               N/A                  N/A
  (Portfolio Inception: 4/30/00)
Pilgrim VP MidCap Opportunities
  Portfolio..............................        N/A              N/A               N/A                  N/A
  (Portfolio Inception: 4/30/00)
Pilgrim VP Research Enhanced.............    -12.15%             2.20               N/A                3.95%
  Index Portfolio(b)
  (Portfolio Inception: 5/6/94)
Pilgrim VP SmallCap Opportunities........      0.48%           29.55%               N/A               25.21%
  Portfolio(a)(Portfolio Inception:
    5/6/94)



                                    TABLE 3


     The Company may also disclose average annual total returns for the Funds since their inception, including such disclosure for periods prior to the date the Variable Account commenced operations.

     Such average annual total return information for the Funds is as follows:


                                          FOR THE 1-YEAR   FOR THE 5-YEAR   FOR THE 10-YEAR    FOR THE PERIOD FROM
                                           PERIOD ENDED     PERIOD ENDED     PERIOD ENDED     DATE OF INCEPTION OF
PORTFOLIO                                    12/31/00         12/31/00         12/31/00       PORTFOLIO TO 12/31/00
---------                                 --------------   --------------   ---------------   ---------------------
AIM V.I. Dent Demographic Trends Fund....    -17.90%              N/A               N/A              -17.77%
  (Portfolio Inception: 12/29/99)
Alger American Growth Portfolio..........    -14.78%           19.19%            20.45%               19.33%
  (Portfolio Inception: 1/9/89)
Alger American Leveraged AllCap
  Portfolio..............................    -24.83%           23.15%               N/A               30.86%
  (Portfolio Inception: 1/25/95)
Alger American MidCap Growth Portfolio...      9.18%           19.27%               N/A               22.57%
  (Portfolio Inception: 5/3/93)
Alger American Small Capitalization
  Portfolio..............................    -27.20%            6.96%            13.57%               15.97%
  (Portfolio Inception: 9/21/88)
Fidelity VIP Equity-Income Portfolio.....      8.42%           13.51%            17.35%               13.39%
  (Portfolio Inception: 10/9/86)
Fidelity VIP Growth Portfolio............    -10.98%           19.31%            20.04%               16.38%
  (Portfolio Inception: 10/9/86)
Fidelity VIP II Asset Manager: Growth
  Portfolio..............................    -12.47%           12.21%               N/A               13.97%
  (Portfolio Inception: 1/3/95)
Fidelity VIP II Contrafund(R)
  Portfolio..............................     -6.62%           17.83%               N/A               21.22%
  (Portfolio Inception: 1/3/95)
Fidelity VIP II Index 500 Portfolio......     -9.30%           17.98%               N/A               16.95%
  (Portfolio Inception: 8/27/92)
Fidelity VIP II Investment Grade Bond
  Portfolio..............................     11.22%            6.15%             7.68%                7.76%
  (Portfolio Inception: 12/5/88)
Fidelity VIP III Growth Opportunities
  Portfolio..............................    -17.07%           10.62%               N/A               14.01%
  (Portfolio Inception: 1/3/95)
Janus Aspen Aggressive Growth
  Portfolio..............................    -31.82%           20.20%               N/A               22.26%
  (Portfolio Inception: 9/13/93)

                                          FOR THE 1-YEAR   FOR THE 5-YEAR   FOR THE 10-YEAR    FOR THE PERIOD FROM
                                           PERIOD ENDED     PERIOD ENDED     PERIOD ENDED     DATE OF INCEPTION OF
PORTFOLIO                                    12/31/00         12/31/00         12/31/00       PORTFOLIO TO 12/31/00
---------                                 --------------   --------------   ---------------   ---------------------
Janus Aspen Growth Portfolio.............    -14.55%           19.40%               N/A               18.05%
  (Portfolio Inception: 9/13/93)
Janus Aspen International Growth
  Portfolio..............................    -15.94%           23.45%               N/A               20.31%
  (Portfolio Inception: 5/2/94)
Janus Aspen Worldwide Growth Portfolio...    -15.67%           23.02%               N/A               22.46%
  (Portfolio Inception: 9/13/93)
Neuberger Berman Advisers Management
  Trust Limited Maturity Bond
  Portfolio..............................      6.78%            4.72%             5.71%                7.42%
  (Portfolio Inception: 9/10/84)
Neuberger Berman Advisers Management
  Trust Partners Portfolio...............      0.70%           13.89%               N/A               14.83%
  (Portfolio Inception: 3/22/94)
Neuberger Berman Advisers Management
  Trust Socially Responsive Portfolio....     -1.61%              N/A               N/A                7.04%
  (Portfolio Inception: 2/18/99)
OCC Accumulation Trust Equity
  Portfolio(c)...........................      9.91%           14.63%            16.89%               15.23%
  (Portfolio Inception: 8/1/88)
OCC Accumulation Trust Global Equity
  Portfolio..............................      4.70%           14.52%               N/A               15.73%
  (Portfolio Inception: 3/1/95)
OCC Accumulation Trust Managed
  Portfolio(c)...........................      9.74%           13.22%            18.18%               17.07%
  (Portfolio Inception: 8/1/88)
OCC Accumulation Trust Small Cap
  Portfolio(c)...........................     44.18%           13.32%            16.45%               13.81%
  (Portfolio Inception: 8/1/88)
Pilgrim VP Growth Opportunities
  Portfolio..............................      1.08%           30.33%               N/A               25.96%
  (Portfolio Inception: 4/30/00)
Pilgrim VP Growth + Value Portfolio......     -9.78%           24.26%               N/A               22.30%
  (Portfolio Inception: 5/6/94)
Pilgrim VP High Yield Bond Portfolio.....    -11.64%            2.33%               N/A                4.35%
  (Portfolio Inception: 5/6/94)
Pilgrim VP International Value
  Portfolio..............................      3.18%              N/A               N/A               19.55%
  (Since Inception 8/8/97)
Pilgrim VP MagnaCap Portfolio............        N/A              N/A               N/A                  N/A
  (Portfolio Inception: 4/30/00)
Pilgrim VP MidCap Opportunities
  Portfolio..............................        N/A              N/A               N/A                  N/A
  (Portfolio Inception: 4/30/00)
Pilgrim VP Research Enhanced Index
  Portfolio(b)...........................    -11.63%            3.21%               N/A                4.87%
  (Portfolio Inception: 5/6/94)
Pilgrim VP SmallCap Opportunities
  Portfolio(a)...........................      1.08%           30.33%               N/A               25.96%
  (Portfolio Inception: 5/6/94)


------------------------

(a) The Pilgrim VP SmallCap Opportunities Portfolio (formerly the Northstar Galaxy Trust Emerging Growth Portfolio) operated under an investment objective of seeking income balanced with capital appreciation from inception through November 8, 1998, when the investment objective was modified to seeking long-term capital appreciation.

(b) The Pilgrim VP Research Enhanced Index Portfolio (formerly the Northstar Galaxy Trust Multi-Sector Bond Portfolio) operated under an investment objective of seeking current income while preserving capital through April 29, 1999, when the investment objective was modified to seeking long-term capital appreciation.

(c) On September 16, 1994, an investment company then called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds, the Old Trust and the present OCC Accumulation Trust (the "Trust") at which time the Trust commenced operations. The total net assets for the Equity, Managed, and Small Cap Portfolios immediately after the transaction were $86,789,755, $682,601,380, and $139,812,573, respectively, with respect to the
Old

Trust and for the Equity, Managed, and Small Cap Portfolios, $3,764,598, $51,345,102, and $8,129,274, respectively with respect to the Trust. For the period prior to September 14, 1994, the performance figures for the Equity, Managed, and Small Cap Portfolios of the Trust reflect the performance of the Equity, Managed, and Small Cap Portfolios of the Old Trust.

     The Company may disclose Cumulative Total Returns in conjunction with the standard formats described above. The Cumulative Total Returns will be calculated using the following formula:

      CTR     = ERV/P - 1
      Where:
              = the Cumulative Total Return net of Sub-Account recurring
      CTR       charges for the period.
              = the ending redeemable value of the hypothetical investment
      ERV       at the end of the period.
      P       = a hypothetical single payment of $1,000.

COMPANY HOLIDAYS

     The Company is closed on the following holidays: New Year's Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day (and the day following Thanksgiving Day), Christmas Day, and New Year's Eve. Holidays that fall on a Saturday will be recognized on the previous Friday. Holidays that fall on a Sunday will be recognized on the following Monday. These days may change at the discretion of the Company.


FINANCIAL STATEMENTS
     Although the financial statements are audited, the period they cover is not necessarily indicative of the longer term performance of the assets held in the Separate Account One.


     The financial statements for the Company as of and for the years ended December 31, 2000 and 1999 have been prepared on the basis of statutory accounting principles rather than generally accepted accounting principles ("GAAP"). The financial statements of the Company, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account One.

                       NORTHERN LIFE SEPARATE ACCOUNT ONE

                               TABLE OF CONTENTS


                                                                PAGE(S)
                                                                -------
Independent Auditors' Report................................        S-2
Statement of Assets and Liabilities as of December 31,
  1999......................................................        S-4
Statements of Operations and Changes in Contract Owners'
  Equity for the years ended December 31, 2000 and 1999.....        S-5
Notes to Financial Statements...............................       S-14

                          INDEPENDENT AUDITORS' REPORT

Board of Directors
Northern Life Insurance Company

We have audited the accompanying individual and combined statements of assets and liabilities of Northern Life Separate Account One (the "Account") as of December 31, 2000 and the related statements of operations and changes in contract owners' equity for the year then ended. These financial statements are the responsibility of the management of Northern Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audit. The statements of operations and changes in contract owners' equity (including the individual sub-accounts which comprise the Account) for the year ended December 31, 1999, were audited by other auditors whose report dated February 18, 2000, expressed an unqualified opinion on those statements.

We have conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of December 31, 2000, by correspondence with the account custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Northern Life Separate Account One as of December 31, 2000 and the results of their operations and changes in their contract owners' equity for the year then ended in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Minneapolis, Minnesota
February 16, 2001

                          INDEPENDENT AUDITORS' REPORT

Board of Directors
Northern Life Insurance Company

     We have audited the accompanying statement of operations and changes in contract owners' equity of Northern Life Separate Account One (including the subaccounts that comprise the Account) for the year ended December 31, 1999. This financial statement is the responsibility of the management of Northern Life Insurance Company. Our responsibility is to express an opinion on this financial statement based on our audit.

     We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statement referred to above presents fairly, in all material respects, the results of the operations and changes in contract owners' equity of the respective subaccounts constituting Northern Life Separate Account One for the year ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Minneapolis, Minnesota
February 18, 2000

                       NORTHERN LIFE SEPARATE ACCOUNT ONE
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2000
                         (IN THOUSANDS, EXCEPT SHARES)

ASSETS:

     Investments in mutual funds at market value:


                                                                  SHARES       COST      MARKET VALUE
                                                                ----------    -------    ------------
The Alger American Fund:
    Alger American Growth Portfolio.........................     1,584,649    $86,791      $ 74,906
    Alger American MidCap Growth Portfolio..................       813,068     25,637        24,896
    Alger American Leveraged AllCap Portfolio...............     1,413,327     69,658        54,837
    Alger American Small Capitalization Portfolio...........       652,476     23,239        15,327
AIM Variable Insurance Funds:
    AIM V.I. Dent Demographic Trends Fund...................     1,032,993     10,397         8,481
Fidelity's Variable Insurance Products Fund (VIP):
    VIP Equity-Income Portfolio -- IC Shares................     1,522,593    $37,326      $ 38,857
    VIP Growth Portfolio -- IC Shares.......................     1,503,320     67,043        65,620
    VIP Money Market Portfolio -- IC Shares.................    15,591,661     15,591        15,592
    VIP Overseas Portfolio -- IC Shares.....................        99,101      2,024         1,981
Fidelity's Variable Insurance Products Fund II (VIP II):
    VIP II Asset Manager Portfolio -- IC Shares.............       333,811      5,669         5,341
    VIP II Asset Manager Growth Portfolio -- IC Shares......     1,305,919     21,078        18,818
    VIP II Contrafund Portfolio -- IC Shares................     3,294,690     76,475        78,216
    VIP II Index 500 Portfolio -- IC Shares.................       849,888    118,858       127,084
    VIP II Investment Grade Bond Portfolio -- IC Shares.....       418,147      4,987         5,265
Fidelity's Variable Insurance Products Fund III (VIP III):
    VIP III Growth Opportunities Portfolio -- IC Shares.....       160,488      3,420         2,847
Janus Aspen Series:
    Aggressive Growth Portfolio.............................     1,406,857     75,490        51,069
    Growth Portfolio........................................     2,192,712     64,230        58,063
    International Growth Portfolio..........................       571,776     21,048        17,668
    Worldwide Growth Portfolio..............................     2,751,690    103,053       101,757
Neuberger Berman Advisers Management Trust:
    AMT Limited Maturity Bond Portfolio.....................       413,095      5,344         5,449
    AMT Partners Portfolio..................................       850,632     14,871        13,755
    AMT Socially Responsive Portfolio.......................        56,625        640           633
Pilgrim Variable Products Trust:
    Pilgrim VP Growth Opportunities Portfolio...............       361,937      3,780         3,228
    Pilgrim VP Growth + Value Portfolio.....................     3,005,656     96,385        68,830
    Pilgrim VP High Yield Bond Portfolio....................     1,453,602      6,577         5,015
    Pilgrim VP International Value Portfolio................     1,074,243     13,540        13,095
    Pilgrim VP MagnaCap Portfolio...........................        37,320        381           377
    Pilgrim VP MidCap Opportunities Portfolio...............       110,548      1,095         1,000
    Pilgrim VP Research Enhanced Index Portfolio............     3,860,353     17,996        16,947
    Pilgrim VP SmallCap Opportunities Portfolio.............     1,726,141     55,305        46,140
OCC Accumulation Trust:
    Equity Portfolio........................................        97,320      3,378         3,512
    Global Equity Portfolio.................................        96,491      1,540         1,482
    Managed Portfolio.......................................       332,107     13,864        14,347
    Small Cap Portfolio.....................................       220,156      6,521         7,100
                                                                                           --------
      Total Assets..........................................                               $967,534
                                                                                           ========
LIABILITIES AND CONTRACT OWNERS' EQUITY:
  Due to Northern Life Insurance Company for contract
    charges.................................................                               $    494
  Contract Owners' Equity...................................                                967,040
                                                                                           --------
      Total Liabilities and Contract Owners' Equity.........                               $967,534
                                                                                           ========


    The accompanying notes are an integral part of the financial statements.

                       NORTHERN LIFE SEPARATE ACCOUNT ONE
                          STATEMENTS OF OPERATIONS AND
                       CHANGES IN CONTRACT OWNERS' EQUITY
                 FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999
                                 (IN THOUSANDS)

                                                                        ALGER AMERICAN                  ALGER AMERICAN
                                                                            GROWTH                       MIDCAP GROWTH
                                        TOTAL ALL FUNDS                    PORTFOLIO                       PORTFOLIO
                                 -----------------------------   -----------------------------   -----------------------------
                                     2000            1999            2000            1999            2000            1999
                                 -------------   -------------   -------------   -------------   -------------   -------------
Net investment income (loss):
 Reinvested dividend income....  $      12,260   $       4,615   $          --   $          44   $          --   $          --
 Reinvested capital gains......         81,130          26,485           9,869           3,016           2,189           1,560
 Administrative expenses.......        (14,028)         (8,070)         (1,142)           (582)           (298)           (165)
                                 -------------   -------------   -------------   -------------   -------------   -------------
   Net investment income (loss)
     and capital gains:........         79,362          23,030           8,727           2,478           1,891           1,395
                                 -------------   -------------   -------------   -------------   -------------   -------------
Realized and unrealized gains
 (losses):
 Net realized gains (losses) on
   redemptions of fund
   shares......................         42,045          21,434             335           1,360           2,493             538
 Net unrealized appreciation
   (depreciation) of
   investments.................       (269,863)        119,658         (23,207)          7,924          (3,770)          1,247
                                 -------------   -------------   -------------   -------------   -------------   -------------
   Net realized and unrealized
     gains (losses)............       (227,818)        141,092         (22,872)          9,284          (1,277)          1,785
                                 -------------   -------------   -------------   -------------   -------------   -------------
   Additions (reductions) from
     operations................       (148,456)        164,122         (14,145)         11,762             614           3,180
                                 -------------   -------------   -------------   -------------   -------------   -------------
Contract Owners' transactions:
 Net premium payments..........        375,104         251,841          29,947          26,399           6,444           2,744
 Surrenders....................        (47,689)        (18,113)         (3,799)         (1,223)         (1,031)           (346)
 Policy loans..................         (6,269)         (4,201)           (556)           (217)           (120)            (62)
 Transfers between sub-accounts
   and/or fixed account........         18,914          15,278           1,610           5,842           4,580            (506)
 Annuity Payments..............            306              --              --              --              --              --
 Death benefits................         (2,643)         (1,359)           (148)            (37)            (16)             --
 Transfers to (from) required
   reserves....................              8              --              --              --              --              --
 Loan collateral interest......            214              96              13               5               5               2
                                 -------------   -------------   -------------   -------------   -------------   -------------
   Additions (reductions) for
     Contract Owners'
     transactions..............        337,945         243,542          27,067          30,769           9,862           1,832
                                 -------------   -------------   -------------   -------------   -------------   -------------
   Net additions (reductions)
     for the year..............        189,489         407,664          12,922          42,531          10,476           5,012
Contract Owners' Equity,
 beginning of the year.........        777,551         369,887          61,945          19,414          14,409           9,397
                                 -------------   -------------   -------------   -------------   -------------   -------------
Contract Owners' Equity, end of
 the year......................  $     967,040   $     777,551   $      74,867   $      61,945   $      24,885   $      14,409
                                 =============   =============   =============   =============   =============   =============
Units Outstanding, beginning of
 the year......................                                  2,319,441.894     958,685.252     696,730.346     590,793.803
Units Outstanding, end of the
 year..........................                                  3,335,528.566   2,319,441.894   1,117,531.735     696,730.346
Net Asset Value per Unit:......                                  $   22.445232   $   26.707017   $   22.265985   $   20.680155

                                        ALGER AMERICAN
                                       LEVERAGED ALLCAP
                                           PORTFOLIO
                                 -----------------------------
                                     2000            1999
                                 -------------   -------------
Net investment income (loss):
 Reinvested dividend income....  $          --   $          --
 Reinvested capital gains......          5,469             912
 Administrative expenses.......           (851)           (297)
                                 -------------   -------------
   Net investment income (loss)
     and capital gains:........          4,618             615
                                 -------------   -------------
Realized and unrealized gains
 (losses):
 Net realized gains (losses) on
   redemptions of fund
   shares......................          3,106           3,895
 Net unrealized appreciation
   (depreciation) of
   investments.................        (26,265)          9,047
                                 -------------   -------------
   Net realized and unrealized
     gains (losses)............        (23,159)         12,942
                                 -------------   -------------
   Additions (reductions) from
     operations................        (18,541)         13,557
                                 -------------   -------------
Contract Owners' transactions:
 Net premium payments..........         27,230          13,573
 Surrenders....................         (2,396)           (768)
 Policy loans..................           (328)           (179)
 Transfers between sub-accounts
   and/or fixed account........          6,263           6,214
 Annuity Payments..............             --              --
 Death benefits................            (49)            (19)
 Transfers to (from) required
   reserves....................             --              --
 Loan collateral interest......             11               5
                                 -------------   -------------
   Additions (reductions) for
     Contract Owners'
     transactions..............         30,731          18,826
                                 -------------   -------------
   Net additions (reductions)
     for the year..............         12,190          32,383
Contract Owners' Equity,
 beginning of the year.........         42,618          10,235
                                 -------------   -------------
Contract Owners' Equity, end of
 the year......................  $      54,808   $      42,618
                                 =============   =============
Units Outstanding, beginning of
 the year......................  1,165,393.104     491,436.239
Units Outstanding, end of the
 year..........................  2,021,922.827   1,165,393.104
Net Asset Value per Unit:......  $   27.106919   $   36.568441

    The accompanying notes are an integral part of the financial statements.

                       NORTHERN LIFE SEPARATE ACCOUNT ONE
                          STATEMENTS OF OPERATIONS AND
                 CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999
                                 (IN THOUSANDS)

                                                ALGER AMERICAN                  AIM V. I. DENT
                                             SMALL CAPITALIZATION                 DEMOGRAPHIC
                                                   PORTFOLIO                      TRENDS FUND
                                         -----------------------------   -----------------------------
                                              2000            1999            2000            1999
                                         --------------   ------------   --------------   ------------
Net investment income (loss):
 Reinvested dividend income............  $           --   $         --   $           --   $         --
 Reinvested capital gains..............           6,372          1,268               --             --
 Administrative expenses...............            (260)          (172)             (43)            --
                                         --------------   ------------   --------------   ------------
     Net investment income (loss) and
       capital gains:..................           6,112          1,096              (43)            --
                                         --------------   ------------   --------------   ------------
Realized and unrealized gains (losses):
 Net realized gains (losses) on
   redemptions of fund shares..........             (24)           112                4             --
 Net unrealized appreciation
   (depreciation) of investments.......         (11,788)         3,233           (1,916)            --
                                         --------------   ------------   --------------   ------------
     Net realized and unrealized gains
       (losses)........................         (11,812)         3,345           (1,912)            --
                                         --------------   ------------   --------------   ------------
     Additions (reductions) from
       operations......................          (5,700)         4,441           (1,955)            --
                                         --------------   ------------   --------------   ------------
Contract Owners' transactions:
 Net premium payments..................           4,925          3,489            4,735             --
 Surrenders............................            (660)          (451)            (237)            --
 Policy loans..........................            (128)          (110)              (3)            --
 Transfers between sub-accounts and/or
   fixed account.......................           1,070         (1,052)           5,936             --
 Annuity Payments......................              --             --               --             --
 Death benefits........................              (5)            (5)              --             --
 Transfers to (from) required
   reserves............................              --             --               --             --
 Loan collateral interest..............               6              3               --             --
                                         --------------   ------------   --------------   ------------
     Additions (reductions) for
       Contract Owners' transactions...           5,208          1,874           10,431             --
                                         --------------   ------------   --------------   ------------
     Net additions (reductions) for the
       year............................            (492)         6,315            8,476             --
Contract Owners' Equity, beginning of
 the year..............................          15,812          9,497               --             --
                                         --------------   ------------   --------------   ------------
Contract Owners' Equity, end of the
 year..................................  $       15,320   $     15,812   $        8,476   $         --
                                         ==============   ============   ==============   ============
Units Outstanding, beginning of the
 year..................................     885,257.497    751,967.322               --             --
Units Outstanding, end of the year.....   1,194,579.081    885,257.497    1,085,862.140             --
Net Asset Value per Unit:..............  $    12.823486   $  17.862102   $     7.806287   $         --

                                                 FIDELITY'S VIP                    FIDELITY'S VIP
                                             EQUITY-INCOME PORTFOLIO              GROWTH PORTFOLIO
                                                    IC SHARES                         IC SHARES
                                         -------------------------------   -------------------------------
                                              2000             1999             2000             1999
                                         --------------   --------------   --------------   --------------
Net investment income (loss):
 Reinvested dividend income............  $          627   $          477   $           61   $           39
 Reinvested capital gains..............           2,361            1,055            6,087            2,462
 Administrative expenses...............            (548)            (546)            (990)            (525)
                                         --------------   --------------   --------------   --------------
     Net investment income (loss) and
       capital gains:..................           2,440              986            5,158            1,976
                                         --------------   --------------   --------------   --------------
Realized and unrealized gains (losses):
 Net realized gains (losses) on
   redemptions of fund shares..........             262            1,022              684              137
 Net unrealized appreciation
   (depreciation) of investments.......            (362)            (616)         (15,123)           9,571
                                         --------------   --------------   --------------   --------------
     Net realized and unrealized gains
       (losses)........................            (100)             406          (14,439)           9,708
                                         --------------   --------------   --------------   --------------
     Additions (reductions) from
       operations......................           2,340            1,392           (9,281)          11,684
                                         --------------   --------------   --------------   --------------
Contract Owners' transactions:
 Net premium payments..................           6,148           10,158           21,120           19,320
 Surrenders............................          (1,969)          (1,052)          (3,938)            (922)
 Policy loans..........................            (221)            (296)            (491)            (324)
 Transfers between sub-accounts and/or
   fixed account.......................          (5,101)          (3,428)           4,365            3,506
 Annuity Payments......................              --               --               --               --
 Death benefits........................            (149)             (87)            (176)             (94)
 Transfers to (from) required
   reserves............................              --               --               --               --
 Loan collateral interest..............              16               10               15                7
                                         --------------   --------------   --------------   --------------
     Additions (reductions) for
       Contract Owners' transactions...          (1,276)           5,305           20,895           21,493
                                         --------------   --------------   --------------   --------------
     Net additions (reductions) for the
       year............................           1,064            6,697           11,614           33,177
Contract Owners' Equity, beginning of
 the year..............................          37,772           31,075           53,970           20,793
                                         --------------   --------------   --------------   --------------
Contract Owners' Equity, end of the
 year..................................  $       38,836   $       37,772   $       65,584   $       53,970
                                         ==============   ==============   ==============   ==============
Units Outstanding, beginning of the
 year..................................   2,145,169.205    1,850,470.195    2,139,958.138    1,117,354.994
Units Outstanding, end of the year.....   2,062,886.428    2,145,169.205    2,962,361.958    2,139,958.138
Net Asset Value per Unit:..............  $    18.825822   $    17.607847   $    22.139517   $    25.220278

    The accompanying notes are an integral part of the financial statements.

                       NORTHERN LIFE SEPARATE ACCOUNT ONE
                          STATEMENTS OF OPERATIONS AND
                 CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999
                                 (IN THOUSANDS)

                                           FIDELITY'S VIP                FIDELITY'S VIP             FIDELITY'S VIP II
                                       MONEY MARKET PORTFOLIO          OVERSEAS PORTFOLIO             ASSET MANAGER
                                              IC SHARES                     IC SHARES              PORTFOLIO IC SHARES
                                    -----------------------------   -------------------------   -------------------------
                                        2000            1999           2000          1999          2000          1999
                                    -------------   -------------   -----------   -----------   -----------   -----------
Net investment income (loss):
 Reinvested dividend income.......  $         866   $         467   $        39   $        76   $       223   $       284
 Reinvested capital gains.........             --              --           245           122           525           360
 Administrative expenses..........           (206)           (137)          (38)          (54)          (90)         (118)
                                    -------------   -------------   -----------   -----------   -----------   -----------
   Net investment income (loss)
     and capital gains:...........            660             330           246           144           658           526
                                    -------------   -------------   -----------   -----------   -----------   -----------
Realized and unrealized gains
 (losses):
 Net realized gains (losses) on
   redemptions of fund shares.....             --              --            77           266           (36)          145
 Net unrealized appreciation
   (depreciation) of
   investments....................             --              --          (871)          626          (960)           41
                                    -------------   -------------   -----------   -----------   -----------   -----------
   Net realized and unrealized
     gains (losses)...............             --              --          (794)          892          (996)          186
                                    -------------   -------------   -----------   -----------   -----------   -----------
   Additions (reductions) from
     operations...................            660             330          (548)        1,036          (338)          712
                                    -------------   -------------   -----------   -----------   -----------   -----------
Contract Owners' transactions:
 Net premium payments.............         31,165           8,579             9           346            25         1,347
 Surrenders.......................         (2,647)         (1,067)         (104)         (162)         (489)         (239)
 Policy loans.....................           (145)           (116)          (26)          (61)          (19)          (25)
 Transfers between sub-accounts
   and/or fixed account...........        (27,209)         (1,140)         (262)       (3,103)       (1,201)       (2,700)
 Annuity Payments.................            306              --            --            --            --            --
 Death benefits...................             (3)             --            (1)          (72)           (7)          (36)
 Transfers to (from) required
   reserves.......................              8              --            --            --            --            --
 Loan collateral interest.........              7               5            --            --            --            --
                                    -------------   -------------   -----------   -----------   -----------   -----------
   Additions (reductions) for
     Contract Owners'
     transactions.................          1,482           6,261          (384)       (3,052)       (1,691)       (1,653)
                                    -------------   -------------   -----------   -----------   -----------   -----------
   Net additions (reductions) for
     the year.....................          2,142           6,591          (932)       (2,016)       (2,029)         (941)
Contract Owners' Equity, beginning
 of the year......................         13,450           6,859         2,913         4,929         7,367         8,308
                                    -------------   -------------   -----------   -----------   -----------   -----------
Contract Owners' Equity, end of
 the year.........................  $      15,592   $      13,450   $     1,981   $     2,913   $     5,338   $     7,367
                                    =============   =============   ===========   ===========   ===========   ===========
Units Outstanding, beginning of
 the year.........................  1,144,601.494     605,376.014   147,049.893   349,988.575   421,587.004   520,820.052
Units Outstanding, end of the
 year.............................  1,270,337.139   1,144,601.494   125,327.407   147,049.893   322,433.117   421,587.004
Net Asset Value per Unit:.........  $   12.319640   $   11.750389   $ 15.798660   $ 19.805532   $ 16.555700   $ 17.475061

                                         FIDELITY'S VIP II
                                       ASSET MANAGER: GROWTH
                                        PORTFOLIO IC SHARES
                                    ---------------------------
                                        2000           1999
                                    -------------   -----------
Net investment income (loss):
 Reinvested dividend income.......  $         381   $       294
 Reinvested capital gains.........          1,544           487
 Administrative expenses..........           (291)         (230)
                                    -------------   -----------
   Net investment income (loss)
     and capital gains:...........          1,634           551
                                    -------------   -----------
Realized and unrealized gains
 (losses):
 Net realized gains (losses) on
   redemptions of fund shares.....             27           119
 Net unrealized appreciation
   (depreciation) of
   investments....................         (4,498)        1,327
                                    -------------   -----------
   Net realized and unrealized
     gains (losses)...............         (4,471)        1,446
                                    -------------   -----------
   Additions (reductions) from
     operations...................         (2,837)        1,997
                                    -------------   -----------
Contract Owners' transactions:
 Net premium payments.............          5,066         5,922
 Surrenders.......................         (1,095)         (457)
 Policy loans.....................            (86)         (121)
 Transfers between sub-accounts
   and/or fixed account...........           (357)         (453)
 Annuity Payments.................             --            --
 Death benefits...................           (160)          (84)
 Transfers to (from) required
   reserves.......................             --            --
 Loan collateral interest.........              5             3
                                    -------------   -----------
   Additions (reductions) for
     Contract Owners'
     transactions.................          3,373         4,810
                                    -------------   -----------
   Net additions (reductions) for
     the year.....................            536         6,807
Contract Owners' Equity, beginning
 of the year......................         18,272        11,465
                                    -------------   -----------
Contract Owners' Equity, end of
 the year.........................  $      18,808   $    18,272
                                    =============   ===========
Units Outstanding, beginning of
 the year.........................    914,249.993   652,013.324
Units Outstanding, end of the
 year.............................  1,090,278.504   914,249.993
Net Asset Value per Unit:.........  $   17.250950   $ 19.985948

    The accompanying notes are an integral part of the financial statements.

                       NORTHERN LIFE SEPARATE ACCOUNT ONE
                          STATEMENTS OF OPERATIONS AND
                 CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999
                                 (IN THOUSANDS)

                                                                                                            FIDELITY'S VIP II
                                              FIDELITY'S VIP II               FIDELITY'S VIP II             INVESTMENT GRADE
                                            CONTRAFUND PORTFOLIO             INDEX 500 PORTFOLIO             BOND PORTFOLIO
                                                  IC SHARES                       IC SHARES                     IC SHARES
                                        -----------------------------   -----------------------------   -------------------------
                                            2000            1999            2000            1999           2000          1999
                                        -------------   -------------   -------------   -------------   -----------   -----------
Net investment income (loss):
 Reinvested dividend income...........  $         269   $         207   $       1,247   $         732   $       155   $        --
 Reinvested capital gains.............          9,759           1,518             545             497            --            --
 Administrative expenses..............         (1,181)           (868)         (1,981)         (1,490)          (49)          (13)
                                        -------------   -------------   -------------   -------------   -----------   -----------
Net investment income (loss) and
 capital gains:.......................          8,847             857            (189)           (261)          106           (13)
                                        -------------   -------------   -------------   -------------   -----------   -----------
Realized and unrealized gains
 (losses):
 Net realized gains (losses) on
   redemptions of fund shares.........          2,389             710           2,026           4,252           (12)           (7)
 Net unrealized appreciation
   (depreciation) of investments......        (17,771)         11,022         (16,294)         12,940           265            12
                                        -------------   -------------   -------------   -------------   -----------   -----------
   Net realized and unrealized gains
     (losses).........................        (15,382)         11,732         (14,268)         17,192           253             5
                                        -------------   -------------   -------------   -------------   -----------   -----------
   Additions (reductions) from
     operations.......................         (6,535)         12,589         (14,457)         16,931           359            (8)
                                        -------------   -------------   -------------   -------------   -----------   -----------
Contract Owners' transactions:
 Net premium payments.................         21,757          26,445          38,535          46,516         2,499           760
 Surrenders...........................         (4,508)         (1,937)         (5,395)         (2,934)         (173)          (24)
 Policy loans.........................           (500)           (431)         (1,125)           (912)          (18)           (1)
 Transfers between sub-accounts and/or
   fixed account......................         (9,222)            348         (11,938)         (8,341)          413         1,456
 Annuity Payments.....................             --              --              --              --            --            --
 Death benefits.......................           (181)            (68)           (540)           (219)           (1)           --
 Transfers to (from) required
   reserves...........................             --              --              --              --            --            --
 Loan collateral interest.............             22              12              43              21            --            --
                                        -------------   -------------   -------------   -------------   -----------   -----------
   Additions (reductions) for Contract
     Owners' transactions.............          7,368          24,369          19,580          34,131         2,720         2,191
                                        -------------   -------------   -------------   -------------   -----------   -----------
   Net additions (reductions) for
     the year.........................            833          36,958           5,123          51,062         3,079         2,183
Contract Owners' Equity, beginning of
 the year.............................         77,342          40,384         121,893          70,831         2,183            --
                                        -------------   -------------   -------------   -------------   -----------   -----------
Contract Owners' Equity, end of the
 year.................................  $      78,175   $      77,342   $     127,016   $     121,893   $     5,262   $     2,183
                                        =============   =============   =============   =============   ===========   ===========
Units Outstanding, beginning of the
 year.................................  3,267,495.545   2,090,469.402   4,831,868.560   3,336,587.033   222,858.340            --
Units Outstanding, end of the year....  3,586,664.224   3,267,495.545   5,629,480.845   4,831,868.560   489,844.498   222,858.340
Net Asset Value per Unit:.............  $   21.795817   $   23.670021   $   22.562698   $   25.227080   $ 10.741480   $  9.793689

                                           FIDELITY'S VIP III
                                          GROWTH OPPORTUNITIES
                                                PORTFOLIO
                                                IC SHARES
                                        -------------------------
                                           2000          1999
                                        -----------   -----------
Net investment income (loss):
 Reinvested dividend income...........  $        40   $        --
 Reinvested capital gains.............          203            --
 Administrative expenses..............          (42)          (28)
                                        -----------   -----------
Net investment income (loss) and
 capital gains:.......................          201           (28)
                                        -----------   -----------
Realized and unrealized gains
 (losses):
 Net realized gains (losses) on
   redemptions of fund shares.........         (146)           25
 Net unrealized appreciation
   (depreciation) of investments......         (635)           62
                                        -----------   -----------
   Net realized and unrealized gains
     (losses).........................         (781)           87
                                        -----------   -----------
   Additions (reductions) from
     operations.......................         (580)           59
                                        -----------   -----------
Contract Owners' transactions:
 Net premium payments.................        1,411         2,212
 Surrenders...........................          (75)          (61)
 Policy loans.........................           (9)          (28)
 Transfers between sub-accounts and/or
   fixed account......................       (1,296)        1,210
 Annuity Payments.....................           --            --
 Death benefits.......................           --            --
 Transfers to (from) required
   reserves...........................           --            --
 Loan collateral interest.............            1            --
                                        -----------   -----------
   Additions (reductions) for Contract
     Owners' transactions.............           32         3,333
                                        -----------   -----------
   Net additions (reductions) for
     the year.........................         (548)        3,392
Contract Owners' Equity, beginning of
 the year.............................        3,392            --
                                        -----------   -----------
Contract Owners' Equity, end of the
 year.................................  $     2,844   $     3,392
                                        ===========   ===========
Units Outstanding, beginning of the
 year.................................  337,765.646            --
Units Outstanding, end of the year....  346,434.984   337,765.646
Net Asset Value per Unit:.............  $  8.213856   $ 10.043547


    The accompanying notes are an integral part of the financial statements.

                       NORTHERN LIFE SEPARATE ACCOUNT ONE
                          STATEMENTS OF OPERATIONS AND
                 CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999
                                 (IN THOUSANDS)

                                  JANUS ASPEN SERIES             JANUS ASPEN SERIES             JANUS ASPEN SERIES
                                   AGGRESSIVE GROWTH                   GROWTH                  INTERNATIONAL GROWTH
                                       PORTFOLIO                      PORTFOLIO                      PORTFOLIO
                              ---------------------------   -----------------------------   ---------------------------
                                  2000           1999           2000            1999            2000           1999
                              -------------   -----------   -------------   -------------   -------------   -----------
Net investment income
 (loss):
 Reinvested dividend
   income...................  $       3,088   $        87   $       1,376   $          50   $         291   $        11
 Reinvested capital gains...          3,196           151           3,236              94             562            --
 Administrative expenses....           (781)         (128)           (809)           (278)           (231)          (72)
                              -------------   -----------   -------------   -------------   -------------   -----------
     Net investment income
       (loss) and capital
       gains:...............          5,503           110           3,803            (134)            622           (61)
                              -------------   -----------   -------------   -------------   -------------   -----------
Realized and unrealized
 gains (losses):
 Net realized gains (losses)
   on redemptions of fund
   shares...................          3,795           583             291             138           2,255           469
 Net unrealized appreciation
   (depreciation) of
   investments..............        (34,274)        9,439         (15,220)          7,677          (6,828)        3,297
                              -------------   -----------   -------------   -------------   -------------   -----------
     Net realized and
       unrealized gains
       (losses).............        (30,479)       10,022         (14,929)          7,815          (4,573)        3,766
                              -------------   -----------   -------------   -------------   -------------   -----------
     Additions (reductions)
       from operations......        (24,976)       10,132         (11,126)          7,681          (3,951)        3,705
                              -------------   -----------   -------------   -------------   -------------   -----------
Contract Owners'
 transactions:
 Net premium payments.......         34,868         8,077          26,184          13,038           8,808         1,914
 Surrenders.................         (2,140)         (215)         (2,639)           (451)           (605)         (123)
 Policy loans...............           (424)         (118)           (319)           (147)           (125)          (47)
 Transfers between
   sub-accounts and/or fixed
   account..................         15,941         7,908          11,560           5,320           4,143           921
 Annuity Payments...........             --            --              --              --              --            --
 Death benefits.............            (81)          (11)            (50)             (9)            (36)           --
 Transfers to (from)
   required reserves........             --            --              --              --              --            --
 Loan collateral interest...             10             2               8               2               3             1
                              -------------   -----------   -------------   -------------   -------------   -----------
     Additions (reductions)
       for Contract Owners'
       transactions.........         48,174        15,643          34,744          17,753          12,188         2,666
                              -------------   -----------   -------------   -------------   -------------   -----------
     Net additions
       (reductions) for the
       year.................         23,198        25,775          23,618          25,434           8,237         6,371
Contract Owners' Equity,
 beginning of the year......         27,847         2,072          34,415           8,981           9,421         3,050
                              -------------   -----------   -------------   -------------   -------------   -----------
Contract Owners' Equity, end
 of the year................  $      51,045   $    27,847   $      58,033   $      34,415   $      17,658   $     9,421
                              =============   ===========   =============   =============   =============   ===========
Units Outstanding, beginning
 of the year................    868,256.942   143,610.929   1,788,563.915     662,697.182     473,654.385   275,637.403
Units Outstanding, end of
 the year...................  2,367,019.131   868,256.942   3,579,247.003   1,788,563.915   1,071,043.364   473,654.385
Net Asset Value per Unit:...  $   21.564649   $ 32.074748   $   16.213804   $   19.242112   $   16.487350   $ 19.890241

                                   JANUS ASPEN SERIES
                                    WORLDWIDE GROWTH
                                        PORTFOLIO
                              -----------------------------
                                  2000            1999
                              -------------   -------------
Net investment income
 (loss):
 Reinvested dividend
   income...................  $       2,031   $          85
 Reinvested capital gains...          6,575              --
 Administrative expenses....         (1,470)           (708)
                              -------------   -------------
     Net investment income
       (loss) and capital
       gains:...............          7,136            (623)
                              -------------   -------------
Realized and unrealized
 gains (losses):
 Net realized gains (losses)
   on redemptions of fund
   shares...................          3,618             692
 Net unrealized appreciation
   (depreciation) of
   investments..............        (31,351)         28,177
                              -------------   -------------
     Net realized and
       unrealized gains
       (losses).............        (27,733)         28,869
                              -------------   -------------
     Additions (reductions)
       from operations......        (20,597)         28,246
                              -------------   -------------
Contract Owners'
 transactions:
 Net premium payments.......         39,800          26,479
 Surrenders.................         (4,321)         (1,422)
 Policy loans...............           (736)           (398)
 Transfers between
   sub-accounts and/or fixed
   account..................          6,632           2,743
 Annuity Payments...........             --              --
 Death benefits.............           (370)            (72)
 Transfers to (from)
   required reserves........             --              --
 Loan collateral interest...             18               5
                              -------------   -------------
     Additions (reductions)
       for Contract Owners'
       transactions.........         41,023          27,335
                              -------------   -------------
     Net additions
       (reductions) for the
       year.................         20,426          55,581
Contract Owners' Equity,
 beginning of the year......         81,279          25,698
                              -------------   -------------
Contract Owners' Equity, end
 of the year................  $     101,705   $      81,279
                              =============   =============
Units Outstanding, beginning
 of the year................  4,030,342.090   2,066,481.457
Units Outstanding, end of
 the year...................  6,064,545.883   4,030,342.090
Net Asset Value per Unit:...  $   16.770501   $   20.166752

    The accompanying notes are an integral part of the financial statements.

                       NORTHERN LIFE SEPARATE ACCOUNT ONE
                          STATEMENTS OF OPERATIONS AND
                 CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999
                                 (IN THOUSANDS)

                                 NEUBERGER BERMAN
                                ADVISERS MANAGEMENT            NEUBERGER BERMAN
                                       TRUST                  ADVISERS MANAGEMENT
                               LIMITED MATURITY BOND            TRUST PARTNERS
                                     PORTFOLIO                     PORTFOLIO
                             -------------------------   -----------------------------
                                2000          1999           2000            1999
                             -----------   -----------   -------------   -------------
Net investment income
 (loss):
 Reinvested dividend
   income..................  $       272   $       145   $         120   $         202
 Reinvested capital
   gains...................           --            --           2,557             351
 Administrative expenses...          (70)          (50)           (222)           (263)
                             -----------   -----------   -------------   -------------
     Net investment (loss)
       income and capital
       gains:..............          202            95           2,455             290
                             -----------   -----------   -------------   -------------
Realized and unrealized
 gains (losses):
 Net realized gains
   (losses) on redemptions
   of fund shares..........          (93)          (24)           (822)           (181)
 Net unrealized
   appreciation
   (depreciation) of
   investments.............          144           (66)         (1,804)            855
                             -----------   -----------   -------------   -------------
     Net realized and
       unrealized gains
       (losses)............           51           (90)         (2,626)            674
                             -----------   -----------   -------------   -------------
     Additions (reductions)
       from operations.....          253             5            (171)            964
                             -----------   -----------   -------------   -------------
Contract Owners'
 transactions:
 Net premium payments......        1,385         2,420           2,661           4,481
 Surrenders................         (240)         (134)           (702)           (503)
 Policy loans..............          (13)           (4)            (97)           (124)
 Transfers between sub-
   accounts and/or fixed
   account.................         (207)         (202)         (4,403)         (4,929)
 Annuity Payments..........           --            --              --              --
 Death benefits............          (10)          (20)            (79)            (51)
 Transfers to (from)
   required reserves.......           --            --              --              --
 Loan collateral
   interest................           --            --               5               3
                             -----------   -----------   -------------   -------------
     Additions (reductions)
       for Contract Owners'
       transactions........          915         2,060          (2,615)         (1,123)
                             -----------   -----------   -------------   -------------
     Net additions
       (reductions) for the
       year................        1,168         2,065          (2,786)           (159)
                             -----------   -----------   -------------   -------------
Contract Owners' Equity,
 beginning of the year.....        4,277         2,212          16,535          16,694
Contract Owners' Equity,
 end of the year...........  $     5,445   $     4,277   $      13,749   $      16,535
                             ===========   ===========   =============   =============
Units Outstanding,
 beginning of the year.....  407,141.658   210,708.844   1,479,974.075   1,582,047.842
Units Outstanding, end of
 the year..................  492,333.592   407,141.658   1,239,099.757   1,479,974.075
Net Asset Value per
 Unit:.....................  $ 11.061244   $ 10.504095   $   11.094701   $   11.172272

                                 NEUBERGER BERMAN
                                ADVISERS MANAGEMENT          PILGRIM VARIABLE
                                       TRUST                       TRUST
                                SOCIALLY RESPONSIVE        GROWTH OPPORTUNITIES
                                     PORTFOLIO                   PORTFOLIO
                             -------------------------   -------------------------
                                2000          1999          2000          1999
                             -----------   -----------   -----------   -----------
Net investment income
 (loss):
 Reinvested dividend
   income..................  $         1   $        --   $         5   $        --
 Reinvested capital
   gains...................            5            --            --            --
 Administrative expenses...           (8)           (3)          (15)           --
                             -----------   -----------   -----------   -----------
     Net investment (loss)
       income and capital
       gains:..............           (2)           (3)          (10)           --
                             -----------   -----------   -----------   -----------
Realized and unrealized
 gains (losses):
 Net realized gains
   (losses) on redemptions
   of fund shares..........           13             4             8            --
 Net unrealized
   appreciation
   (depreciation) of
   investments.............          (21)           14          (552)           --
                             -----------   -----------   -----------   -----------
     Net realized and
       unrealized gains
       (losses)............           (8)           18          (544)           --
                             -----------   -----------   -----------   -----------
     Additions (reductions)
       from operations.....          (10)           15          (554)           --
                             -----------   -----------   -----------   -----------
Contract Owners'
 transactions:
 Net premium payments......          248           245         1,669            --
 Surrenders................          (11)           --           (30)           --
 Policy loans..............           (9)           --           (13)           --
 Transfers between sub-
   accounts and/or fixed
   account.................           41           115         2,155            --
 Annuity Payments..........           --            --            --            --
 Death benefits............           --            --            --            --
 Transfers to (from)
   required reserves.......           --            --            --            --
 Loan collateral
   interest................           --            --            --            --
                             -----------   -----------   -----------   -----------
     Additions (reductions)
       for Contract Owners'
       transactions........          269           360         3,781            --
                             -----------   -----------   -----------   -----------
     Net additions
       (reductions) for the
       year................          259           375         3,227            --
                             -----------   -----------   -----------   -----------
Contract Owners' Equity,
 beginning of the year.....          375            --            --            --
Contract Owners' Equity,
 end of the year...........  $       634   $       375   $     3,227   $        --
                             ===========   ===========   ===========   ===========
Units Outstanding,
 beginning of the year.....   32,882.649            --            --            --
Units Outstanding, end of
 the year..................   57,291.278    32,882.649   364,384.054            --
Net Asset Value per
 Unit:.....................  $ 11.044535   $ 11.382656   $  8.855586   $        --

    The accompanying notes are an integral part of the financial statements.

                       NORTHERN LIFE SEPARATE ACCOUNT ONE
                          STATEMENTS OF OPERATIONS AND
                 CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999
                                 (IN THOUSANDS)

                                                                PILGRIM VARIABLE TRUST      PILGRIM VARIABLE TRUST
                                  PILGRIM VARIABLE TRUST            HIGH YIELD BOND           INTERNATIONAL VALUE
                                 GROWTH + VALUE PORTFOLIO              PORTFOLIO                   PORTFOLIO
                               -----------------------------   -------------------------   -------------------------
                                   2000            1999           2000          1999          2000          1999
                               -------------   -------------   -----------   -----------   -----------   -----------
Net investment income (loss):
 Reinvested dividend
income.......................  $          --   $          --   $       605   $       810   $       205   $       101
 Reinvested capital gains....         11,440           8,169            --            --         2,270           778
Administrative expenses......         (1,006)           (432)          (94)         (128)         (152)          (80)
                               -------------   -------------   -----------   -----------   -----------   -----------
   Net investment income
     (loss) and capital
     gains:..................         10,434           7,737           511           682         2,323           799
                               -------------   -------------   -----------   -----------   -----------   -----------
Realized and unrealized gains
 (losses):
 Net realized gains (losses)
   on redemptions of fund
   shares....................         15,514           4,823          (596)         (430)           66           137
 Net unrealized appreciation
   (depreciation) of
   investments...............        (39,396)          7,789          (706)         (646)       (1,991)        1,480
                               -------------   -------------   -----------   -----------   -----------   -----------
   Net realized and
     unrealized gains
     (losses)................        (23,882)         12,612        (1,302)       (1,076)       (1,925)        1,617
                               -------------   -------------   -----------   -----------   -----------   -----------
   Additions (reductions)
     from operations.........        (13,448)         20,349          (791)         (394)          398         2,416
                               -------------   -------------   -----------   -----------   -----------   -----------
Contract Owners'
 transactions:
 Net premium payments........         24,783           6,075           827         2,511         3,780         2,234
 Surrenders..................         (3,435)         (1,273)         (295)         (353)         (446)         (197)
 Policy loans................           (408)           (214)          (13)          (12)          (21)          (18)
 Transfers between sub-
   accounts and/or fixed
   account...................         14,353             536        (2,677)       (2,419)        1,001           129
 Annuity Payments............             --              --            --            --            --            --
 Death benefits..............           (150)           (148)          (69)         (237)          (29)           --
Transfers to (from) required
 reserves....................             --              --            --            --            --            --
Loan collateral interest.....             13               6             1            --             1            --
                               -------------   -------------   -----------   -----------   -----------   -----------
     Additions (reductions)
       for Contract Owners'
       transactions..........         35,156           4,982        (2,226)         (510)        4,286         2,148
                               -------------   -------------   -----------   -----------   -----------   -----------
     Net additions
       (reductions) for the
       year..................         21,708          25,331        (3,017)         (904)        4,684         4,564
Contract Owners' Equity,
 beginning of the year.......         47,087          21,756         8,036         8,940         8,403         3,839
                               -------------   -------------   -----------   -----------   -----------   -----------
Contract Owners' Equity, end
 of the year.................  $      68,795   $      47,087   $     5,019   $     8,036   $    13,087   $     8,403
                               =============   =============   ===========   ===========   ===========   ===========
Units Outstanding, beginning
 of the year.................  1,501,434.187   1,333,885.420   834,113.419   885,661.645   488,502.094   330,553.044
Units Outstanding, end of the
 year........................  2,465,785.815   1,501,434.187   597,867.699   834,113.419   747,812.192   488,502.094
Net Asset Value per Unit:....  $  27.899.340   $  31.360.614   $ 8.393.858   $ 9.633.236   $17.501.692   $17.200.711


                                PILGRIM VARIABLE TRUST
                                  MAGNACAP PORTFOLIO
                               -------------------------
                                  2000          1999
                               -----------   -----------
Net investment income (loss):
 Reinvested dividend
income.......................  $         1   $        --
 Reinvested capital gains....           --            --
Administrative expenses......           (1)           --
                               -----------   -----------
   Net investment income
     (loss) and capital
     gains:..................           --            --
                               -----------   -----------
Realized and unrealized gains
 (losses):
 Net realized gains (losses)
   on redemptions of fund
   shares....................            1            --
 Net unrealized appreciation
   (depreciation) of
   investments...............           (4)           --
                               -----------   -----------
   Net realized and
     unrealized gains
     (losses)................           (3)           --
                               -----------   -----------
   Additions (reductions)
     from operations.........           (3)           --
                               -----------   -----------
Contract Owners'
 transactions:
 Net premium payments........          218            --
 Surrenders..................           (2)           --
 Policy loans................           --            --
 Transfers between sub-
   accounts and/or fixed
   account...................          164            --
 Annuity Payments............           --            --
 Death benefits..............           --            --
Transfers to (from) required
 reserves....................           --            --
Loan collateral interest.....           --            --
                               -----------   -----------
     Additions (reductions)
       for Contract Owners'
       transactions..........          380            --
                               -----------   -----------
     Net additions
       (reductions) for the
       year..................          377            --
Contract Owners' Equity,
 beginning of the year.......           --            --
                               -----------   -----------
Contract Owners' Equity, end
 of the year.................  $       377   $        --
                               ===========   ===========
Units Outstanding, beginning
 of the year.................           --            --
Units Outstanding, end of the
 year........................   37,460.309            --
Net Asset Value per Unit:....  $10.067.104   $        --


    The accompanying notes are an integral part of the financial statements.

                       NORTHERN LIFE SEPARATE ACCOUNT ONE
                          STATEMENTS OF OPERATIONS AND
                 CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999
                                 (IN THOUSANDS)

                                  PILGRIM VARIABLE
                                    TRUST MIDCAP             PILGRIM VARIABLE TRUST          PILGRIM VARIABLE TRUST
                                    OPPORTUNITIES               RESEARCH ENHANCED            SMALLCAP OPPORTUNITIES
                                      PORTFOLIO                  INDEX PORTFOLIO                    PORTFOLIO
                              -------------------------   -----------------------------   -----------------------------
                                 2000          1999           2000            1999            2000            1999
                              -----------   -----------   -------------   -------------   -------------   -------------
Net investment income
 (loss):
 Reinvested dividend
   income...................  $         1   $        --   $          86   $         170   $          --   $          --
 Reinvested capital gains...           --            --              --              --           4,457           2,781
 Administrative expenses....           (5)           --            (272)           (172)           (529)           (135)
                              -----------   -----------   -------------   -------------   -------------   -------------
   Net investment income
     (loss) and capital
     gains:.................           (4)           --            (186)             (2)          3,928           2,646
                              -----------   -----------   -------------   -------------   -------------   -------------
Realized and unrealized
 gains (losses):
 Net realized gains (losses)
   on redemptions of fund
   shares...................           --            --              73            (371)          6,597           3,047
 Net unrealized appreciation
   (depreciation) of
   investments..............          (95)           --          (2,447)          1,660         (13,065)          3,507
                              -----------   -----------   -------------   -------------   -------------   -------------
   Net realized and
     unrealized gains
     (losses)...............          (95)           --          (2,374)          1,289          (6,468)          6,554
                              -----------   -----------   -------------   -------------   -------------   -------------
   Additions (reductions)
     from operations........          (99)           --          (2,560)          1,287          (2,540)          9,200
                              -----------   -----------   -------------   -------------   -------------   -------------
Contract Owners'
 transactions:
 Net premium payments.......          720            --           2,784           5,806          20,814           2,687
 Surrenders.................           (1)           --          (1,102)           (612)         (2,224)           (404)
 Policy loans...............           (1)           --             (22)             (8)           (166)            (50)
 Transfers between sub-
   accounts and/or fixed
   account..................          382            --          (2,864)          9,393           9,342           4,420
 Annuity Payments...........           --            --              --              --              --              --
 Death benefits.............           --            --             (28)             --            (113)            (60)
 Transfers to (from)
   required reserves........           --            --              --              --              --              --
 Loan collateral interest...           --            --               1              --               4               1
                              -----------   -----------   -------------   -------------   -------------   -------------
   Additions (reductions)
     for Contract Owners'
     transactions...........        1,100            --          (1,231)         14,579          27,657           6,594
                              -----------   -----------   -------------   -------------   -------------   -------------
   Net additions
     (reductions) for the
     year...................        1,001            --          (3,791)         15,866          25,117          15,794
Contract Owners' Equity,
 beginning of the year......           --            --          20,730           4,864          20,997           5,203
                              -----------   -----------   -------------   -------------   -------------   -------------
Contract Owners' Equity, end
 of the year................  $     1,001   $        --   $      16,939   $      20,730   $      46,114   $      20,997
                              ===========   ===========   =============   =============   =============   =============
Units Outstanding, beginning
 of the year................           --            --   1,646,855.701     403,214.084     574,894.532     338,592.875
Units Outstanding, end of
 the year...................  111,372.114            --   1,544,097.696   1,646,855.701   1,266,604.715     574,894.532
Net Asset Value per Unit:...  $  8.978461   $        --   $   10.969317   $   12.587412   $   36.408340   $   36.524615


                                    OCC ACCUMULATION
                                      TRUST EQUITY
                                        PORTFOLIO
                              -----------------------------
                                  2000            1999
                              -------------   -------------
Net investment income
 (loss):
 Reinvested dividend
   income...................  $          25   $          28
 Reinvested capital gains...            327             128
 Administrative expenses....            (54)            (51)
                              -------------   -------------
   Net investment income
     (loss) and capital
     gains:.................            298             105
                              -------------   -------------
Realized and unrealized
 gains (losses):
 Net realized gains (losses)
   on redemptions of fund
   shares...................           (173)             33
 Net unrealized appreciation
   (depreciation) of
   investments..............            131            (107)
                              -------------   -------------
   Net realized and
     unrealized gains
     (losses)...............            (42)            (74)
                              -------------   -------------
   Additions (reductions)
     from operations........            256              31
                              -------------   -------------
Contract Owners'
 transactions:
 Net premium payments.......            701           1,260
 Surrenders.................           (115)           (129)
 Policy loans...............            (33)            (45)
 Transfers between sub-
   accounts and/or fixed
   account..................           (613)           (438)
 Annuity Payments...........             --              --
 Death benefits.............            (28)             (7)
 Transfers to (from)
   required reserves........             --              --
 Loan collateral interest...              1               1
                              -------------   -------------
   Additions (reductions)
     for Contract Owners'
     transactions...........            (87)            642
                              -------------   -------------
   Net additions
     (reductions) for the
     year...................            169             673
Contract Owners' Equity,
 beginning of the year......          3,339           2,666
                              -------------   -------------
Contract Owners' Equity, end
 of the year................  $       3,508   $       3,339
                              =============   =============
Units Outstanding, beginning
 of the year................    281,366.932     227,142.692
Units Outstanding, end of
 the year...................    272,850.332     281,366.932
Net Asset Value per Unit:...  $   12.864249   $   11.868401

    The accompanying notes are an integral part of the financial statements.

                       NORTHERN LIFE SEPARATE ACCOUNT ONE
                          STATEMENTS OF OPERATIONS AND
                 CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999
                                 (IN THOUSANDS)

                                                  OCC                             OCC                             OCC
                                           ACCUMULATION TRUST             ACCUMULATION TRUST              ACCUMULATION TRUST
                                        GLOBAL EQUITY PORTFOLIO            MANAGED PORTFOLIO              SMALL CAP PORTFOLIO
                                       --------------------------   -------------------------------   ---------------------------
                                           2000          1999            2000             1999            2000           1999
                                       ------------   -----------   --------------   --------------   ------------   ------------
Net investment income (loss):
 Reinvested dividend income..........  $         13   $        15   $          214   $          276   $         18   $         15
 Reinvested capital gains............           144           157            1,193              619             --             --
 Administrative expenses.............           (20)          (15)            (223)            (291)           (56)           (39)
                                       ------------   -----------   --------------   --------------   ------------   ------------
   Net investment income (loss) and
     capital gains:..................           137           157            1,184              604            (38)           (24)
                                       ------------   -----------   --------------   --------------   ------------   ------------
Realized and unrealized gains
 (losses):
 Net realized gains (losses) on
   redemptions of fund shares........           (96)          100             (357)             (38)           766           (122)
 Net unrealized appreciation
   (depreciation) of investments.....            17           (33)             155              108            639             71
                                       ------------   -----------   --------------   --------------   ------------   ------------
   Net realized and unrealized gains
     (losses)........................           (79)           67             (202)              70          1,405            (51)
                                       ------------   -----------   --------------   --------------   ------------   ------------
   Additions (reductions) from
     operations......................            58           224              982              674          1,367            (75)
                                       ------------   -----------   --------------   --------------   ------------   ------------
Contract Owners' transactions:
 Net premium payments................           462           293            2,298            5,379          1,078          1,132
 Surrenders..........................           (24)          (19)            (733)            (570)          (108)           (65)
 Policy loans........................           (10)           (7)             (58)            (104)           (26)           (22)
 Transfers between sub-accounts
   and/or fixed account..............           (99)          (93)          (5,664)          (5,439)         2,076           (540)
 Annuity Payments....................            --            --               --               --             --             --
 Death benefits......................           (47)           --              (83)             (20)           (34)            (3)
 Transfers to (from) required
   reserves..........................            --            --               --               --             --             --
 Loan collateral interest............            --            --                4                2              1             --
                                       ------------   -----------   --------------   --------------   ------------   ------------
   Additions (reductions) for
     Contract Owners' transactions...           282           174           (4,236)            (752)         2,987            502
                                       ------------   -----------   --------------   --------------   ------------   ------------
   Net additions (reductions) for the
     year............................           340           398           (3,254)             (78)         4,354            427
Contract Owners' Equity, beginning of
 the year............................         1,139           741           17,592           17,670          2,741          2,314
                                       ------------   -----------   --------------   --------------   ------------   ------------
Contract Owners' Equity, end of the
 year................................  $      1,479   $     1,139   $       14,338   $       17,592   $      7,095   $      2,741
                                       ============   ===========   ==============   ==============   ============   ============
Units Outstanding, beginning of the
 year................................    86,458.145    70,138.035    1,595,695.537    1,659,487.954    309,634.347    252,953.621
Units Outstanding, end of the year...   108,796.770    86,458.145    1,201,794.205    1,595,695.537    563,757.513    309,634.347
Net Asset Value per Unit:............  $  13.613224   $ 13.184735   $    11.930981   $    11.024589   $  12.588689   $   8.854102

    The accompanying notes are an integral part of the financial statements.

                                 NORTHERN LIFE
                              SEPARATE ACCOUNT ONE
                         NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION:
     Northern Life Separate Account One (the "Account") is a separate account of Northern Life Insurance Company ("Northern Life"), an indirect, wholly-owned subsidiary of ReliaStar Financial Corp. On September 1, 2000, ReliaStar Financial Corp. was acquired by ING America Insurance Holding Inc., a subsidiary of ING Groep N.V. The Account commenced operations on October 20, 1995 and is registered as a unit investment trust under the Investment Company Act of 1940.

     The Account includes the following products: The Northern Life Advantage, The Northern Life Advantage Century, The Northern Life Advantage Century Plus, and The Northern Life Advantage RIA. Payments received under the contracts are allocated to sub-accounts of the Account, each of which is invested in one of the funds listed below during the year:

                                    Neuberger Berman Advisers
      The Alger American Fund            Management Trust             Pilgrim Variable Product Trust
      -----------------------       -------------------------         ------------------------------
    Growth Portfolio               AMT Limited Maturity Bond      VP Growth Opportunities Portfolio
    MidCap Growth Portfolio        Portfolio                      VP Growth + Value Portfolio
    Leveraged AllCap Portfolio     AMT Partners Portfolio         VP High Yield Bond Portfolio
    Small Capitalization           AMT Socially Responsive        VP International Value Portfolio
    Portfolio                      Portfolio                      VP MagnaCap Portfolio
                                                                  VP MidCap Opportunities Portfolio
                                                                  VP Research Enhanced Index
                                                                  Portfolio
                                                                  VP SmallCap Opportunities
                                                                  Portfolio

    AIM Variable Insurance Funds        Janus Aspen Series                OCC Accumulation Trust
    ----------------------------        ------------------                ----------------------
    AIM V.I. Dent Demographic      Aggressive Growth Portfolio    Equity Portfolio
      Trends Fund                  Growth Portfolio               Global Equity Portfolio
                                   International Growth           Managed Portfolio
                                   Portfolio                      Small Cap Portfolio
                                   Worldwide Growth Portfolio

            Fidelity VIP           Fidelity VIP II                           Fidelity VIP III
            ------------           ---------------                           ----------------
    VIP Equity-Income              VIP II Asset Manager           VIP III Growth Opportunities
      Portfolio -- IC Shares       Portfolio -- IC Shares         Portfolio -- IC Shares
    VIP Growth                     VIP II Asset Manager Growth
      Portfolio -- IC Shares       Portfolio -- IC Shares
    VIP Money Market               VIP II Contrafund
      Portfolio -- IC Shares       Portfolio -- IC Shares
    VIP Overseas                   VIP II Index 500
      Portfolio -- IC Shares       Portfolio -- IC Shares
                                   VIP II Investment Grade Bond
                                   Portfolio -- IC Shares

     Fred Alger Management, Inc. is the investment adviser for the four portfolios of The Alger American Fund and is paid fees for its services by The Alger American Fund Portfolios. Fidelity Management & Research Company is the investment adviser for Fidelity Variable Insurance Products Fund
     (VIP), Variable Insurance Products Fund II (VIP II) and Variable Insurance Products Fund III (VIP III) and is paid for its services by the VIP, VIP II and VIP III Portfolios. ING Pilgrim Advisors, Inc., an affiliate of Northern Life, is the investment adviser for the eight Pilgrim Variable Products Trust Portfolios and is paid fees for its services by the Portfolios. Janus Capital Corporation is the investment adviser for the four

                                 NORTHERN LIFE
                              SEPARATE ACCOUNT ONE
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

1.  ORGANIZATION, CONTINUED:
     portfolios of Janus Aspen Series Institutional Shares and is paid fees for its services by the Janus Aspen Series Portfolios. Neuberger Berman Management is the investment manager for the three portfolios of the Advisers Management Trust and is paid fees for its services by the Neuberger Berman Advisers Management Trust Funds. OpCap Advisors is the investment adviser for the four portfolios of the OCC Accumulation Trust and is paid fees for its services by the OCC Accumulation Trust Funds. AIM Advisors, Inc. is the investment adviser for the AIM V.I. Dent Demographic Trends Fund and is paid fees for its services by the fund. The related funds' prospectuses contain further information.

     Fidelity VIP II Contrafund Portfolio is a registered trademark of FMMR Corporation.

     On January 4, 1999, sub-accounts investing in Neuberger Berman Advisers Management Trust Socially Responsive Portfolio and Fidelity VIP III Growth Opportunities Portfolio were made available to the Account.

     On April 30, 1999, sub-accounts investing in Fidelity VIP II Investment Grade Bond Portfolio were made available to the Account. Also on April 30, 1999, Northstar Galaxy Trust Multi-Sector Bond Portfolio changed its name to Northstar Galaxy Trust Research Enhanced Index Portfolio and Fidelity VIP Overseas Portfolio and Fidelity VIP II Asset Manager Portfolio were closed to new premium and transfers.

     On November 1, 1999, Northstar Investment Management Corporation changed its name to Pilgrim Advisors, Inc. On April 28, 2000, Pilgrim Advisors, Inc. merged with Pilgrim Investments, Inc.

     On May 1, 2000, Northstar Galaxy Trust Portfolio changed its name to Pilgrim Variable Products Trust Portfolio (VP). Also on May 1, 2000, the Northstar Galaxy Trust Emerging Growth Portfolio and the Northstar Galaxy Trust Growth and Value Portfolio changed their names to Pilgrim VP SmallCap Opportunities Portfolio and Pilgrim VP Growth + Value Portfolio, respectively. In addition, sub-accounts investing in Pilgrim VP MagnaCap Portfolio, Pilgrim VP Growth Opportunities Portfolio, Pilgrim VP MidCap Opportunities Portfolio and AIM VI Dent Demographic Trends Fund were made available to purchasers of products held by the Account.

2.  SIGNIFICANT ACCOUNTING POLICIES:
     The following is a summary of the significant accounting policies of the
     Account:

     USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

     INVESTMENTS: The market value of investments in the sub-accounts is based on the closing net asset values of the fund shares held at the end of the year. Investment transactions are accounted for on the trade date (date the order to purchase or redeem is executed) and dividend income and capital gain distributions are recorded on the ex-dividend date. Net realized gains and losses on redemptions of shares of the funds are determined on the basis of specific identification of fund share costs.

     FEDERAL INCOME TAXES: The operations of the Account are included in the federal income tax return of Northern Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, Northern Life does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. Northern Life

                                 NORTHERN LIFE
                              SEPARATE ACCOUNT ONE
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED:
     will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

     VARIABLE ANNUITY RESERVES: The amount of the reserves for contracts in the distribution year is determined by actuarial assumptions, which meet statutory requirements. Gains or losses resulting from actual mortality experience, the full responsibility for which is assumed by Northern Life, are offset by transfers to or from Northern Life.

3.  CONTRACT CHARGES:
     No deduction is made for a sales charge from the purchase payments made for the contracts. However, on certain surrenders Northern Life will deduct from the contract value a surrender charge as set forth in the contract.

     Certain charges are made by Northern Life to Contract Owners' Variable Account Contract Value in accordance with the terms of the contracts. These charges may include: an annual contract charge of $30 from each contract on the anniversary date or at the time of surrender, if surrender is at a time other than the anniversary date; a daily administrative charge; and a daily charge for mortality and expense risk assumed by Northern Life.

     Various states and other governmental units levy a premium tax on annuity contracts issued by insurance companies. If the owner of a contract lives in a state, which levies such a tax, Northern Life may deduct the amount of the tax from the purchase payments received or the value of the contract at annuitization.

                                 NORTHERN LIFE
                              SEPARATE ACCOUNT ONE
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

4.  INVESTMENTS:
     For the year ended December 31, 2000, investment activity in the funds was as follows (in thousands):


                                                                     COST OF      PROCEEDS
                           INVESTING FUND                           PURCHASES    FROM SALES
                           --------------                           ---------    ----------
    The Alger American Fund:
      Alger American Growth Portfolio...........................    $ 37,276      $  1,521
      Alger American MidCap Growth Portfolio....................      20,796         9,050
      Alger American Leveraged AllCap Portfolio.................      45,135         9,811
      Alger American Small Capitalization Portfolio.............      11,922           616
    AIM Variable Insurance Funds:
      AIM V.I. Dent Demographic Trends Fund.....................      10,722           329
    Fidelity's VIP:
      VIP Equity-Income Portfolio -- IC Shares..................       7,579      $  6,439
      VIP Growth Portfolio -- IC Shares.........................      27,783         1,762
      VIP Money Market Portfolio -- IC Shares...................      37,903        35,776
      VIP Overseas Portfolio -- IC Shares.......................         333           474
    Fidelity's VIP II:
      VIP II Asset Manager Portfolio -- IC Shares...............         787         1,826
      VIP II Asset Manager Growth Portfolio -- IC Shares........       6,746         1,752
      VIP II Contrafund Portfolio -- IC Shares..................      22,857         6,698
      VIP II Index 500 Portfolio -- IC Shares...................      25,407         6,099
      VIP II Investment Grade Bond Portfolio -- IC Shares.......       3,470           644
    Fidelity's VIP III:
      VIP III Growth Opportunities Portfolio -- IC Shares.......       1,917         1,686
    Janus Aspen Series:
      Aggressive Growth Portfolio...............................      60,629         6,966
      Growth Portfolio..........................................      39,246           712
      International Growth Portfolio............................      27,072        14,265
      Worldwide Growth Portfolio................................      58,323        10,219
    Neuberger Berman Advisers Management Trust:
      AMT Limited Maturity Bond Portfolio.......................       2,429         1,313
      AMT Partners Portfolio....................................       4,096         4,270
      AMT Socially Responsive Portfolio.........................         726           460
    Pilgrim Variable Products Trust:
      Pilgrim VP Growth Opportunities Portfolio.................       3,934           162
      Pilgrim VP Growth + Value Portfolio.......................      77,150        31,586
      Pilgrim VP High Yield Bond Portfolio......................       1,327         3,042
      Pilgrim VP International Value Portfolio..................       7,117           510
      Pilgrim VP MagnaCap Portfolio.............................         511           131
      Pilgrim VP MidCap Opportunities Portfolio.................       1,158            63
      Pilgrim VP Research Enhanced Index Portfolio..............       2,428         3,862
      Pilgrim VP SmallCap Opportunities Portfolio...............      63,514        31,931
    OCC Accumulation Trust:
      Equity Portfolio..........................................      11,732        11,521
      Global Equity Portfolio...................................       1,229           809
      Managed Portfolio.........................................       6,790         9,854
      Small Cap Portfolio.......................................       7,039         4,089
                                                                    --------      --------
         Total..................................................    $637,083      $220,248
                                                                    ========      ========

                        NORTHERN LIFE INSURANCE COMPANY
        (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR LIFE INSURANCE COMPANY)

                      STATUTORY BASIS FINANCIAL STATEMENTS

                 FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999

                                      AND
                          INDEPENDENT AUDITORS' REPORT

                               TABLE OF CONTENTS


                                                                PAGE(S)
                                                                -------
INDEPENDENT AUDITORS' REPORT................................    F-2
STATUTORY BASIS FINANCIAL STATEMENTS:
  Statutory Basis Statements of Admitted Assets,
     Liabilities, Surplus and Other Funds...................    F-4
  Statutory Basis Statements of Operations..................    F-5
  Statutory Basis Statements of Changes in Capital and
     Surplus................................................    F-6
  Statutory Basis Statements of Cash Flows..................    F-7
  Notes to Statutory Basis Financial Statements.............    F-8

INDEPENDENT AUDITORS' REPORT

Board of Directors and Shareholder
Northern Life Insurance Company
Seattle, Washington

     We have audited the accompanying statutory basis statement of admitted assets, liabilities, surplus and other funds of Northern Life Insurance Company (the Company) as of December 31, 2000, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the year then ended. These statutory basis financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory basis financial statements based on our audit. The statutory basis financial statements of the Company as of December 31, 1999, and the year then ended, were audited by other auditors whose report dated March 22, 2000 expressed an adverse opinion as to their conformity with accounting principles generally accepted in the United States, because the financial statements were presented in accordance with statutory accounting practices prescribed or permitted by the Insurance Department of the State of Washington, and an unqualified opinion as to their conformity with such statutory accounting practices.

     We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory basis financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statutory basis financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statutory basis financial statement presentation. We believe our audit provides a reasonable basis for our opinion.

     As described in Note 1 to the statutory basis financial statements, the Company presents its statutory basis financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Washington, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of the variances are not reasonably determined but are presumed to be material.

     In our opinion, because of the effects of the matter described in the preceding paragraph, the statutory basis financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of the Company as of December 31, 2000, or the results of its operations, or its cash flows for the year then ended.

     However, in our opinion, the 2000 statutory basis financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2000, and the results of its operations, and its cash flows for the year then ended, in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Washington.

Ernst & Young, LLP
Minneapolis, Minnesota
March 21, 2001

INDEPENDENT AUDITORS' REPORT

Board of Directors and Shareholder
Northern Life Insurance Company
Seattle, Washington

     We have audited the accompanying statutory basis statement of admitted assets, liabilities, and surplus and other funds of Northern Life Insurance Company (the Company) as of December 31, 1999, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the year then ended. These statutory basis financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory basis financial statements based on our audit.

     We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory basis financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statutory basis financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statutory basis financial statement presentation. We believe our audit provides a reasonable basis for our opinion.

     As more fully described in Note 1 to the financial statements, the Company has prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Washington, which practices differ from accounting principles generally accepted in the United States of America (generally accepted accounting principles). The effects on the financial statements of the variances between the statutory basis of accounting and generally accepted accounting principles are also described in Note 1.

     In our opinion, because of the effects of the matters discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of the Company as of December 31, 1999, or the results of its operations or its cash flows for the year then ended.

     In our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus and other funds of the Company as of December 31, 1999, and the results of its operations and its cash flows for the year then ended, on the basis of accounting described in Note 1.

Deloitte & Touche, LLP
Minneapolis, Minnesota
March 22, 2000

                        NORTHERN LIFE INSURANCE COMPANY
        (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR LIFE INSURANCE COMPANY) STATUTORY BASIS STATEMENTS OF ADMITTED ASSETS, LIABILITIES, SURPLUS AND OTHER
                                     FUNDS

                                                                    DECEMBER 31
                                                                --------------------
                                                                  2000        1999
                                                                --------    --------
                                                                   (IN MILLIONS)
ASSETS
Bonds (Market: 2000, $4,755.4; 1999, $4,580.0)..............    $4,795.9    $4,702.3
Stocks (Cost: 2000, $14.2; 1999, $16.8).....................        13.3        16.3
Mortgage Loans on Real Estate...............................       859.6     1,042.3
Real Estate.................................................          --          .4
Policy Loans................................................       397.7       386.9
Cash on Hand and on Deposit.................................         6.1        21.8
Short-Term Investments......................................        43.0        23.9
Other Invested Assets.......................................        45.7        36.7
                                                                --------    --------
TOTAL CASH AND INVESTED ASSETS..............................     6,161.3     6,230.6
Reinsurance Recoverable.....................................         1.4         1.9
Life Insurance Premiums and Annuity Considerations Deferred
  and Uncollected...........................................         4.0         7.7
Investment Income Due and Accrued...........................        75.7        73.4
Federal Income Tax Receivable...............................         2.6          --
Other Assets................................................         2.3         3.0
From Separate Account Statement.............................       967.5       778.5
                                                                --------    --------
TOTAL ADMITTED ASSETS.......................................    $7,214.8    $7,095.1
                                                                ========    ========
LIABILITIES, SURPLUS AND OTHER FUNDS
Aggregate Reserves for Policies and Contracts...............    $5,727.3    $5,803.4
Accumulations and Deposit Fund Liabilities..................        16.0        17.1
Policy and Contract Claims..................................         1.8         2.5
Policyholders' Dividends....................................          .5          .5
Other Policy and Contract Liabilities.......................          .7        12.5
Commissions Payable.........................................         4.1         3.8
General Expenses Due or Accrued.............................         8.6         6.3
Taxes, Licenses, and Fees Due or Accrued, Excluding Federal
  Income Taxes..............................................         (.1)        (.2)
Federal Income Taxes Due or Accrued.........................          --         7.4
Unearned Investment Income..................................         1.4         1.6
Asset Valuation Reserve.....................................        44.8        58.9
Other Liabilities...........................................        45.6        37.2
From Separate Account Statement.............................       967.5       778.5
                                                                --------    --------
TOTAL LIABILITIES...........................................     6,818.2     6,729.5
                                                                --------    --------
SURPLUS AND OTHER FUNDS
Common Capital Stock........................................         2.5         2.5
Gross Paid In and Contributed Surplus.......................       125.5       125.5
Unassigned Surplus..........................................       268.6       237.6
                                                                --------    --------
TOTAL SURPLUS AND OTHER FUNDS...............................       396.6       365.6
                                                                --------    --------
TOTAL LIABILITIES, SURPLUS AND OTHER FUNDS..................    $7,214.8    $7,095.1
                                                                ========    ========

  The accompanying notes are an integral part of the statutory basis financial statements.

                        NORTHERN LIFE INSURANCE COMPANY
        (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR LIFE INSURANCE COMPANY)
                    STATUTORY BASIS STATEMENTS OF OPERATIONS

                                                              YEAR ENDED DECEMBER 31
                                                              ----------------------
                                                                2000         1999
                                                              ---------    ---------
                                                                  (IN MILLIONS)
REVENUES
Premiums and Annuity Considerations.........................  $   83.4     $   84.7
Deposit-Type Funds..........................................     827.9        766.7
Considerations for Supplementary Contracts and Dividend
  Accumulations.............................................      15.1         12.8
Net Investment Income.......................................     462.9        449.2
Separate Account Fee Revenues...............................      12.9          7.3
Other Income................................................      29.3         19.7
                                                              --------     --------
TOTAL REVENUES..............................................   1,431.5      1,340.4
                                                              --------     --------
BENEFITS AND EXPENSES
Death Benefits..............................................      12.7         13.4
Annuity Benefits............................................      90.6         73.2
Surrender Benefits and Other Fund Withdrawals...............     841.4        566.0
Payments on Supplementary Contracts and of Dividend
  Accumulations.............................................      15.7         13.3
Change in Reserve for Policies and Contracts................     (72.0)       244.2
Other.......................................................        .5           .6
                                                              --------     --------
Total Benefits..............................................     888.9        910.7
Commissions.................................................      67.5         63.2
General Insurance Expenses..................................      67.7         65.9
Insurance Taxes, Licenses and Fees, Excluding Federal Income
  Taxes.....................................................       2.7          3.0
Other.......................................................      15.7          1.3
Net Transfers to Separate Accounts..........................     336.8        242.8
                                                              --------     --------
TOTAL BENEFITS AND EXPENSES.................................   1,379.3      1,286.9
                                                              --------     --------
Net Gain from Operations before Dividends to Policyholders
  and Federal
  Income Taxes..............................................      52.2         53.5
Dividends to Policyholders..................................        .4           .7
                                                              --------     --------
Net Gain from Operations before Federal Income Taxes........      51.8         52.8
Federal Income Taxes (Excluding Taxes on Capital Gains and
  Losses)...................................................      10.5          7.7
                                                              --------     --------
Net Gain from Operations before Realized Capital Gains and
  Losses....................................................      41.3         45.1
Net Realized Capital Losses, Net of Tax.....................     (32.2)        (8.9)
                                                              --------     --------
NET INCOME..................................................  $    9.1     $   36.2
                                                              ========     ========

  The accompanying notes are an integral part of the statutory basis financial statements.

                        NORTHERN LIFE INSURANCE COMPANY
        (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR LIFE INSURANCE COMPANY)

                    STATUTORY BASIS STATEMENTS OF CHANGES IN
                              CAPITAL AND SURPLUS


                                                                 YEAR ENDED
                                                                DECEMBER 31
                                                              ----------------
                                                               2000      1999
                                                              ------    ------
                                                               (IN MILLIONS)
CAPITAL AND SURPLUS, BEGINNING OF YEAR......................  $365.6    $325.8
Net Income..................................................     9.1      36.2
Change in Net Unrealized Capital Gains and Losses...........     4.1      (4.6)
Change in Non-Admitted Assets and Related Items.............     5.2       5.0
Change in Reserve on Account of Change in Valuation Basis...     4.1        --
Change in Asset Valuation Reserve...........................    14.1       3.2
Change in Disallowed Interest Maintenance Reserve...........    (5.6)       --
                                                              ------    ------
CAPITAL AND SURPLUS, END OF YEAR............................  $396.6    $365.6
                                                              ======    ======


  The accompanying notes are an integral part of the statutory basis financial statements.

                        NORTHERN LIFE INSURANCE COMPANY
        (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR LIFE INSURANCE COMPANY)

                    STATUTORY BASIS STATEMENTS OF CASH FLOWS

                                                                YEAR ENDED DECEMBER 31
                                                                ----------------------
                                                                  2000         1999
                                                                ---------    ---------
                                                                    (IN MILLIONS)
CASH FROM OPERATIONS
Premiums and Annuity Considerations.........................    $    87.7    $    83.0
Deposit-Type Funds..........................................        827.9        766.7
Considerations for Supplementary Contracts and Dividends
  Accumulations.............................................         15.1         12.8
Commission and Expense Allowances on Reinsurance Ceded......           .1           .1
Net Investment Income.......................................        457.4        446.7
Fees from Separate Accounts.................................         13.3          6.8
Other Income................................................         27.6         16.5
Life and Accident and Health Claims.........................        (13.0)       (16.8)
Surrender Benefits and Other Fund Withdrawals...............       (841.4)      (565.9)
Other Benefits to Policyholders.............................       (106.7)       (86.8)
Commissions, Other Expenses and Taxes.......................       (147.0)      (133.8)
Net Transfers to Separate Accounts..........................       (336.8)      (242.8)
Dividends to Policyholders..................................          (.5)         (.7)
Federal Income Taxes........................................        (16.7)         2.6
                                                                ---------    ---------
Net Cash From Operations....................................        (33.0)       288.4
                                                                ---------    ---------
CASH FROM INVESTMENTS
Proceeds from Investments Sold, Matured or Repaid
  Bonds.....................................................      1,290.3        923.7
  Stocks....................................................        461.7          1.9
  Mortgage Loans............................................        252.1        130.6
  Real Estate...............................................           .3           --
  Other Invested Assets.....................................          4.0          9.5
  Miscellaneous Proceeds....................................           --          3.0
Taxes on Capital Gains and Losses...........................          3.8         (2.6)
                                                                ---------    ---------
          Total Investment Proceeds.........................      2,012.2      1,066.1
                                                                ---------    ---------
Cost of Investments Acquired Bonds..........................     (1,425.4)    (1,122.7)
  Stocks....................................................       (459.1)          --
  Mortgage Loans............................................        (74.8)      (192.9)
  Real Estate...............................................           --          (.4)
  Other Invested Assets.....................................        (11.5)        (5.1)
  Miscellaneous Applications................................         (3.0)        (1.9)
                                                                ---------    ---------
          Total Investments Acquired........................      1,973.8     (1,323.0)
                                                                ---------    ---------
Net Change in Policy Loans and Premium Notes................        (10.8)       (32.9)
                                                                ---------    ---------
Net Cash From Investments...................................         27.6       (289.8)
                                                                ---------    ---------
CASH FROM FINANCING AND MISCELLANEOUS SOURCES
Other Sources (Applications), Net...........................          8.8         19.3
                                                                ---------    ---------
Net Cash from Financing and Miscellaneous Sources...........          8.8         19.3
                                                                ---------    ---------
Net Change in Cash and Short-Term Investments...............          3.4         17.9
Cash and Short-Term Investments at Beginning of Year........         45.7         27.8
                                                                ---------    ---------
Cash and Short-Term Investments at End of Year..............    $    49.1    $    45.7
                                                                =========    =========

The accompanying notes are an integral part of the statutory basis financial statements.

                        NORTHERN LIFE INSURANCE COMPANY
        (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR LIFE INSURANCE COMPANY)
                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

NOTE 1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING
          POLICIES

NATURE OF OPERATIONS
     Northern Life Insurance Company (the Company) is principally engaged in the business of providing individual life insurance and annuities. The Company operates primarily in the United States and is authorized to conduct business in all states, except New York.

BASIS OF PRESENTATION
     The accompanying statutory basis financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the National Association of Insurance Commissioners (NAIC) and the State of Washington. Such statutory insurance accounting practices differ from generally accepted accounting principles. Significant differences include requiring the immediate recognition of acquisition costs, providing only for income taxes currently payable; recording assets considered non-admitted as a direct adjustment of surplus; requiring an asset valuation reserve; establishing policy reserves for life and annuity products based on statutory mortality and interest rates; valuing bonds based primarily on amortized cost; for certain securities sold, deferring any realized gain or loss due to changes in interest rates and subsequently amortizing the deferred gain or loss over the remaining life of the security sold; recognizing pension costs as paid; and retaining the historical value of assets and liabilities upon a change in ownership. Total shareholder's equity and net income as of and for the year ended December 31, 1999 based on generally accepted accounting principles were $608.9 million and $63.8 million, respectively. These amounts as of and for the year ended December 31, 2000 have not been determined. The amounts in these financial statements pertain to the entire business of the Company including, as appropriate, its Separate Account business.

     Effective January 1, 2001 the Company will adopt the accounting practices set forth in the Accounting Practices and Procedures Manual issued by the NAIC and as adopted by the State of Washington. The impact on surplus of adopting these standards at January 1, 2001 has not yet been completed.

     All outstanding shares of the Company are owned by ReliaStar Life Insurance Company (ReliaStar Life), a Minnesota domiciled insurance company. ReliaStar Life is a wholly owned subsidiary of ReliaStar Financial Corp. (ReliaStar), a holding and management company domiciled in Delaware. ReliaStar's ultimate parent is ING Groep, N.V. (ING), a global financial service company based in Amsterdam, Netherlands. ING acquired ReliaStar in September 2000.

     The Company owns 100% of the capital stock of Norlic, Inc.

USE OF ESTIMATES
     The preparation of financial statements in conformity with accounting practices prescribed or permitted by the NAIC and the State of Washington requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     During 2000, the Company accrued approximately $5 million for employee related termination costs associated with integration activities initiated as a result of being acquired by ING.

INVESTMENTS
     Security investments are valued in accordance with the requirements of the NAIC, as follows:

     Bonds not backed by other loans at amortized cost using the interest method; loan-backed bonds and structured securities at amortized cost using the interest method including anticipated prepayments at the date of purchase. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the interest method. Prepayment assumptions for loan-backed bonds and structured securities were obtained from vendor provided prepayment models, broker-dealer survey values or internal estimates. These assumptions are consistent with the current interest rate and economic environment. The retrospective adjustment method is used to value all loan-backed bonds and structured securities.

     Preferred stocks in good standing are valued at cost, which approximates market value.

     Common stocks are carried at estimated market value.

     Mortgage loans on real estate are carried at amortized cost.

     Real estate acquired in satisfaction of debt is stated at the lower of the appraised value of the asset foreclosed, or book value of the mortgage at the date of foreclosure.

     Policy loans are valued at the aggregate unpaid balance.

     Short-term investments are carried at amortized cost, which approximates market value.

     Other invested assets, primarily limited partnerships and call options, are carried on the cost or equity basis.

     Derivative instruments, such as interest rate swaps and equity indexed call options, are valued in accordance with the NAIC Accounting Practices and Procedures manual and the Purposes and Procedures manual of the Securities Valuation Office. All derivative instruments are valued consistently with the hedged items. The Company recognizes investment income on interest rate swap agreements whereby the difference between the amounts paid and amounts received or accrued on interest rate swap agreements are reflected in net investment income. Equity indexed call options are used to hedge the Company's equity indexed annuity product and are carried at estimated market value.

     All other security investments are presented at values prescribed by or deemed acceptable to the NAIC, generally market value.

     The Company uses straight-line depreciation for all of its depreciable assets, with useful lives varying depending on the asset.

     Realized investment gains and losses on sales of securities are included in the determination of net income and are determined on the specific identification method. Unrealized investment gains and losses are accounted for as direct increases or decreases in surplus. Income tax effects of unrealized gains and losses are not recognized.

     Due and accrued income is excluded from investment income on mortgage loans, bonds and short-term investments where interest is past due more than 90 days. The total amount excluded at December 31, 2000 and 1999, was $3.5 million and $.9 million, respectively.

SEPARATE ACCOUNTS
     The Company operates separate accounts. The assets and liabilities of the separate accounts are primarily related to variable annuity contracts and represent policyholder-directed funds that are separately administered. The assets (primarily investments) and liabilities (principally to contractholders) of each account are clearly identifiable and distinguishable from other assets and liabilities of the Company. Assets are carried at market value.

NONADMITTED ASSETS
     Assets of the Company designated as "nonadmitted," primarily agents' balances and furniture and equipment, are excluded from admitted assets. The change in such assets, net of depreciation, is reflected as a direct increase or decrease in surplus.

AGGREGATE RESERVES FOR POLICIES AND CONTRACTS
     Reserves for future policy and contract benefits for life insurance are computed by the net level premium and preliminary term and other modified reserve methods on the basis of interest rates and mortality assumptions prescribed by state regulatory authorities. Annuity reserves are computed using interest rates and mortality assumptions where needed as prescribed by state regulatory authorities. Waiver of premium reserves were primarily based on the 1952 Disability Study (Period 2) combined with 1958 CSO using 3% interest.

     The Company waives deduction of deferred fractional premiums upon the death of the insured and returns any portion of the final premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

     Extra premiums in addition to the basic gross premium are charged for substandard lives. Mean reserves are determined by computing the regular mean reserves and holding in addition the unearned portion of the extra premium charge for the year.

     All substandard policies except Adjustable Life and Universal Life are valued as standard plus an amount determined by valuation representing the excess amount of the multiple table reserves over the standard reserves. All Adjustable Life and Universal Life policies are valued directly on a multiple table basis.

     As of December 31, 2000, the Company had insurance in force of $59.9 million for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Washington. Reserves to cover this insurance totaled $.8 million at December 31, 2000.

     Of the total net annuity actuarial reserves and deposit fund liabilities at December 31, 2000, approximately 39% were subject to discretionary withdrawal -- with adjustment; approximately 43% were subject to discretionary withdrawal -- without adjustment; approximately 3% were not subject to discretionary withdrawal provisions and approximately 15% were related to "market value" reserves in separate accounts without investment guarantees whose surrender values vary with the market value of the invested assets supporting the reserves.

REINSURANCE
     Reinsurance premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the underlying policies and the terms of the reinsurance contract.

INCOME TAXES DUE AND ACCRUED
     The provision for income taxes is based upon income that is estimated to be currently taxable.

PREMIUM REVENUE AND BENEFITS TO POLICYHOLDERS
     Premiums on life insurance contracts are generally recognized as revenue over the premium paying period of the contract. Contract benefits are recognized over the life of the contract by providing reserves for future policy and contract benefits.

POLICY ACQUISITION COSTS
     Costs of acquiring new business are charged to operating expenses when incurred.

RECLASSIFICATIONS
     Certain prior year amounts have been reclassified to conform to current year presentation.

NOTE 2. INVESTMENTS

BONDS
     The statement value and estimated market values of investments in bonds by type of investment were as follows:

                                                                    DECEMBER 31, 2000
                                                       -------------------------------------------
                                                                    GROSS UNREALIZED     ESTIMATED
                                                       STATEMENT    -----------------     MARKET
                                                         VALUE      GAINS    (LOSSES)      VALUE
                                                       ---------    -----    --------    ---------
                                                                      (IN MILLIONS)
United States Government and Government Agencies and
  Authorities........................................  $   17.0     $  .7         --     $   17.7
States, Municipalities and Political Subdivisions....      11.9        .3         --         12.2
Foreign Governments..................................      10.1        .1         --         10.2
Public Utilities.....................................     205.3       2.9    $  (3.2)       205.0
Corporate Securities.................................   2,693.2      41.3      (58.7)     2,675.8
Mortgage-Backed/Structured Finance...................   1,858.4      35.8      (59.7)     1,834.5
                                                       --------     -----    -------     --------
          TOTAL......................................  $4,795.9     $81.1    $(121.6)    $4,755.4
                                                       ========     =====    =======     ========

                                                                    DECEMBER 31, 1999
                                                       -------------------------------------------
                                                                    GROSS UNREALIZED     ESTIMATED
                                                       STATEMENT    -----------------     MARKET
                                                         VALUE      GAINS    (LOSSES)      VALUE
                                                       ---------    -----    --------    ---------
                                                                      (IN MILLIONS)
United States Government and Government Agencies and
  Authorities........................................  $    3.1        --         --     $    3.1
States, Municipalities and Political Subdivisions....      13.2     $  .5    $   (.2)        13.5
Foreign Governments..................................      19.2        .1         --         19.3
Public Utilities.....................................     160.1       1.6       (3.1)       158.6
Corporate Securities.................................   2,885.6      20.3      (90.1)     2,815.8
Mortgage-Backed/Structured Finance...................   1,621.1       4.7      (56.1)     1,569.7
                                                       --------     -----    -------     --------
          TOTAL......................................  $4,702.3     $27.2    $(149.5)    $4,580.0
                                                       ========     =====    =======     ========

     The statement value and estimated market value of bonds, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                DECEMBER 31, 2000
                                                              ----------------------
                                                                           ESTIMATED
                                                              STATEMENT     MARKET
                                                                VALUE        VALUE
                                                              ---------    ---------
                                                                  (IN MILLIONS)
Maturing in:
     One Year or Less.......................................  $  150.4     $  151.1
     One to Five Years......................................   1,206.2      1,204.2
     Five to Ten Years......................................   1,104.3      1,091.4
     Ten Years or Later.....................................     476.6        474.1
     Mortgage-Backed/Structured Finance.....................   1,858.4      1,834.6
                                                              --------     --------
          TOTAL.............................................  $4,795.9     $4,755.4
                                                              ========     ========

     The estimated market values for the actively traded marketable bonds are determined based upon quoted market prices. The estimated market values for marketable bonds without an active market are obtained through several commercial pricing services, which provide the estimated market values. Estimated market values of privately placed bonds which are not considered problems, are determined utilizing a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Using this data, the model generates market values which the Company considers reflective of the estimated market value of each privately placed bond. Estimated market values for privately placed bonds which are considered problems are determined through consideration of factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's ability to compete in their relevant market.

     At December 31, 2000, the largest industry concentration of the private placement portfolio was mortgage-backed/structured finance where 17% of the portfolio was invested, and the largest industry concentration of the marketable bond portfolio was mortgage-backed/structured finance, where 48% of the portfolio was invested.

STOCKS
     The cost and statement value of stocks were as follows:

                                                                DECEMBER 31
                                                              ----------------
                                                              2000       1999
                                                              -----      -----
                                                               (IN MILLIONS)
Cost........................................................  $14.2      $16.8
Gross Unrealized Gains......................................     --         .3
Gross Unrealized Losses.....................................    (.9)       (.8)
                                                              -----      -----
STATEMENT VALUE.............................................  $13.3      $16.3
                                                              =====      =====

MORTGAGE LOANS ON REAL ESTATE
     The maximum and minimum lending rates for all mortgage loans issued during 2000 were 8.74% and 8.05%.

     During 2000 and 1999, the Company did not reduce interest rates of outstanding mortgage loans.

     The maximum percentage of any one loan to the value of security at the time of the loan was 80%. Fire insurance is required on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without buildings. As of December 31, 2000, the Company held no mortgages with interest more than one year overdue.

     At December 31, 2000, the largest geographic concentration of commercial mortgage loans was in the Midwest region of the United States, where approximately 36% of the commercial mortgage loan portfolio was invested.

INVESTMENT INCOME
     Investment income summarized by type of investment was as follows:

                                                                   YEAR ENDED
                                                                  DECEMBER 31
                                                                ----------------
                                                                 2000      1999
                                                                ------    ------
                                                                 (IN MILLIONS)
Bonds.......................................................    $358.2    $348.8
Mortgage Loans on Real Estate...............................      80.9      77.3
Policy Loans................................................      22.4      20.8
Short-Term Investments......................................       2.2       2.5
Other.......................................................       7.5       7.2
                                                                ------    ------
Gross Investment Income.....................................     471.2     456.6
Investment Expenses.........................................       8.3       7.4
                                                                ------    ------
NET INVESTMENT INCOME.......................................    $462.9    $449.2
                                                                ======    ======

REALIZED INVESTMENT GAINS AND LOSSES
     Net realized capital gains (losses) were as follows:

                                                                  YEAR ENDED
                                                                  DECEMBER 31
                                                                ---------------
                                                                 2000     1999
                                                                ------    -----
                                                                 (IN MILLIONS)
Bonds
  Gross Gains...............................................    $  7.0    $ 9.7
  Gross Losses..............................................     (55.5)    (8.5)
Mortgage Loans on Real Estate...............................      (5.7)     1.6
Other.......................................................      (1.8)    (4.0)
                                                                ------    -----
Net Pretax Realized Capital Gains and Losses................     (56.0)    (1.2)
Income Tax Benefit (Expense)................................       7.6     (4.3)
Net Pretax Realized Capital Gains and Losses Transferred to
  Interest Maintenance Reserve (IMR)........................      24.9     (5.2)
Income Tax Expense (Benefit) Transferred to IMR.............      (8.7)     1.8
                                                                ------    -----
NET REALIZED CAPITAL LOSSES, NET OF TAX.....................    $(32.2)   $(8.9)
                                                                ======    =====

     Proceeds from the sale of bonds were $748.8 million and $548.3 million during 2000 and 1999, respectively.

DERIVATIVE INSTRUMENTS
     The Company has an established program prescribing the use of derivatives in its asset/liability management activity. The investment policy of the Company expressly precludes the use of such instruments for speculative purposes. The policy details permissible uses and instruments and contains accounting and management controls designed to assure compliance with these policies. The Company is not a party to leveraged derivatives.

     The insurance liabilities of the Company are sensitive to changes in market interest rates. The Company has established procedures for evaluating these liabilities and structures investment asset portfolios with compatible characteristics. Investment assets are selected which provide yield, cash flow and interest rate sensitivities appropriate to support the insurance products.

     The Company uses interest rate swaps and equity indexed call options as part of this asset/liability management program. The Company has acquired a significant amount of certain shorter duration investments, such as floating rate or adjustable rate investments. Acquisition of these assets shortens the duration of an asset portfolio. The Company uses interest rate swaps to extend the duration of these portfolios as an alternative to purchasing longer duration investments. The equity indexed call options are based on the S&P 500 Index and are used to hedge the Company's equity indexed annuity product. On the termination date the counterparty will make one payment to the Company based on the level of the index and strike price.

     The Company is exposed to credit-related losses in the event of nonperformance by counterparties to derivative instruments, but it does not expect any counterparties to fail to meet their obligations, given their high credit ratings. In addition, the Company has established an issuer holder limitation program whereby the maximum credit exposure to a single issuer is established based upon the credit rating of the issuer and the structure of the investment. The positive market value of swap positions are included in the computation of the maximum issuer limitation.

NOTE 3. EMPLOYEE BENEFIT PLANS

SUCCESS SHARING PLAN AND ESOP
     The Success Sharing Plan and ESOP (Success Sharing Plan) was designed to increase employee ownership and reward employees when certain ReliaStar performance objectives are met. Essentially all employees are eligible to participate in the Success Sharing Plan. The Success Sharing Plan has both qualified and nonqualified components. The nonqualified component is equal to 25% of the annual award and is paid in cash to employees. The qualified component is equal to 75% of the annual award which is contributed to the ESOP portion of the Success Sharing Plan.

     In addition, the Success Sharing Plan has a 401(k) feature whereby participants may elect to contribute a percentage of their eligible earnings to the plan. The Company matches participants' 401(k) contributions up to 6% of eligible earnings.

     Costs charged to expense for the Success Sharing Plan were $.8 million and $1.3 million for the years ended December 31, 2000 and 1999, respectively.

PENSION AND OTHER POSTRETIREMENT BENEFITS
     Pension Plans -- The Company participates in a funded noncontributory defined benefit retirement plan sponsored by an affiliate which provides benefits to employees upon retirement (Pension Plan). Effective December 31, 1998, the qualified defined benefit retirement plan was amended to suspend the accrual of additional benefits for future services. Eligible employees retain all of their accrued benefits as of December 31, 1998, which will be paid monthly at retirement according to the provisions of the plan. Employees meeting certain age and service requirements will receive certain transition benefits until retirement.


     At January 1, 2000, the date of the most recent actuarial valuation, the plan accumulated benefit obligation/present value of accrued benefits and the amount of vested benefits for the Pension Plan was $192.3 million and $188.4 million, respectively, based on an assumed 8.5% interest rate. The fair value of plan assets was $347.6 million as of January 1, 2000 and included in plan assets are 1.2 million shares of ReliaStar common stock with a fair value of $48.3 million as of January 1, 2000.



     A pension credit totaling $.3 million and $.2 million for the years ended December 31, 2000 and 1999, respectively, was allocated to the Company for its portion of the cost of the Pension Plan.


     The Company and its affiliates also have unfunded noncontributory defined benefit plans providing for benefits to employees in excess of limits for qualified retirement plans.

     Postretirement Benefits -- Through a plan sponsored by an affiliate, the Company provides certain health care and life insurance benefits to retired employees and their eligible dependents (Postretirement Plan). The postretirement health care plan is contributory, with retiree contribution levels adjusted annually; the life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

     The amount of accumulated benefits obligation for retirees and vested employees covered under the Postretirement Plan as of December 31, 2000 and 1999 was $14.2 million and $11.1 million, respectively and the amount of accumulated benefits obligation for non-vested employees as of December 31, 2000 and 1999 was $3.1 million and $2.5 million, respectively. The discount rate used in determining the postretirement benefit obligation as of December 31, 2000 was 7.75% and health care cost trend rate used was 8.5% trending to 5.5% in 2007 and thereafter. A one-percentage point increase in the assumed health care cost trend rate would not have a significant impact on the postretirement benefit obligation or the service and interest cost components of annual expense.

     A credit totaling $24,000 and $56,000 was allocated to the Company for its portion of the cost of the Postretirement Plan for the years ended December 31, 2000 and 1999, respectively.

STOCK INCENTIVE PLAN
     Officers and key employees of the Company participated in the stock incentive plan of ReliaStar. ReliaStar applies Accounting Principles Board Opinion No. 25 and related interpretations in accounting for its plans. Accordingly, no compensation expense for stock-based compensation plans has been allocated to the Company.

NOTE 4. INCOME TAXES

     The Company will prepare two federal tax returns for the year ended December 31, 2000 as a result of being acquired by ING. One will include the period January 1, 2000 through September 1, 2000, the second will be for the period September 2, 2000 through December 31, 2000.

     The tax return for the period January 1 through September 1, 2000 will be consolidated with the following entities: ReliaStar Financial Corp., ReliaStar Life Insurance Company, Norlic, Inc., NWNL Benefits Corporation, ReliaStar Investment Research, Inc., Washington Square Securities, Inc., Pilgrim Capital Corporation, Pilgrim Advisors, Inc., Pilgrim Funding, Inc., IB Holdings, Inc., Northeastern Corporation, Successful Money Management Seminars, Inc., PrimeVest Financial Services, Inc., PrimeVest Insurance Agency of Alabama, Inc., PrimeVest Insurance Agency of New Mexico, Inc., PrimeVest Insurance Agency of Oklahoma, Inc., PrimeVest Insurance Agency of Texas, Inc., PrimeVest Insurance Agency of Ohio, Inc., Branson Insurance Agency, Inc., Granite Investment Services, Inc., Washington Square Insurance Agency, Inc., (Massachusetts), Washington Square Insurance Agency, Inc., (Texas), Washington Square Insurance Agency, Inc.,
(Ohio), Washington Square Insurance Agency, Inc., (New Mexico), ReliaStar Bancshares, Inc., ReliaStar Bank, ReliaStar Investment Services, Inc., ReliaStar Managing Underwriters, Inc., ReliaStar Payroll Agent, Inc., Financial Northeastern Securities, Inc., Financial Northeastern Corporation, FNC Insurance Services, Inc., Pilgrim Group, Inc., Pilgrim Securities, Inc., Pilgrim Investment, Inc., Express America T.C. Corp., EAMC Liquidation Corp., Pilgrim Financial, Inc., Split Rock Financial, Inc., Bancwest Investment Services, Inc., Pilgrim Lexington Acquisition Corp., Lexington Global Asset Managers, Inc., Bancwest Insurance Agency, Inc. and ReliaStar National Trust Company.

     The tax return for the period September 2 through December 31, 2000 will be consolidated with Security-Connecticut Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York.

     The method by which the total consolidated federal income tax for each entity is allocated to each of these companies is subject to a written agreements. Allocation is based on separate return calculations such that each company in the consolidated return pays the same tax or receives the same refunds it would have paid or received had it consistently filed separate federal income tax returns. Intercompany tax balances are settled within a reasonable time after filing of the consolidated federal income tax returns with the Internal Revenue Service.

     Federal income tax regulations allowed certain special deductions for 1983 and prior years which are accumulated in a memorandum tax account designated as "policyholders' surplus." Generally, this policyholders' surplus account will become subject to tax at the then current rates only if the accumulated balance exceeds certain maximum limitations or if certain cash distributions are deemed to be paid out of the account. At December 31, 2000, the Company had accumulated approximately $5.5 million in its separate policyholders' surplus account.

     The difference between the U.S. federal income tax rate and the Company's effective tax rate is summarized as follows:

                                                               YEAR ENDED
                                                               DECEMBER 31
                                                              -------------
                                                              2000    1999
                                                              ----    -----
Statutory Tax Rate..........................................  35.0%    35.0%
Accrual of Market Discount on Bonds.........................  (5.8)    (6.9)
Prior Year Provision True-Up................................  (2.0)    (9.8)
IMR Amortization............................................  (1.2)    (2.0)
Tax Reserves................................................  (9.2)     (.2)
Other.......................................................   3.4     (1.6)
                                                              ----    -----
EFFECTIVE TAX RATE..........................................  20.2%    14.5%
                                                              ====    =====

     Cash paid to ReliaStar for federal income taxes was $12.9 million during 2000. No cash was paid for federal income taxes during 1999.

NOTE 5. CAPITAL AND SURPLUS

     The ability of the Company to pay cash dividends to its parent is restricted by law or subject to approval of the insurance regulatory authorities of the State of Washington. These authorities recognize only statutory accounting practices for determining the ability of an insurer to pay dividends to its shareholders.

     Under the laws of the State of Washington, the Company can pay dividends to shareholders only from earned statutory surplus, and the distribution in any year is limited, by law, to the greater of the prior year's net income or 10% of prior year-end statutory surplus.

     The Company has 100,000 authorized shares of common stock with a par value of $25.00 per share, all of which are outstanding.

     Total unassigned surplus at December 31, 2000 was $268.6 million and has no restrictions, except as described above.

NOTE 6. REINSURANCE

     The Company is a member of reinsurance associations established for the purpose of ceding the excess of life insurance over retention limits. The Company's retention limit is $400,000 per insurable life for individual coverage.

     Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The amount of the allowance for uncollectible reinsurance receivables was immaterial at December 31, 2000 and 1999. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies.

     As of December 31, 2000, $.4 billion of life insurance in force was ceded to other companies of which 56% (based on inforce) has been ceded to three unaffiliated reinsurers and an additional 10% (based on inforce) has been ceded to ReliaStar Life. In addition, the Company had assumed $.8 billion of life insurance in force as of December 31, 2000, from ReliaStar Life.

     The effect of reinsurance on premiums and recoveries is as follows:

                                                                YEAR ENDED
                                                               DECEMBER 31
                                                              --------------
                                                              2000     1999
                                                              -----    -----
                                                              (IN MILLIONS)
Direct Premiums.............................................  $84.3    $84.0
Reinsurance Assumed.........................................    1.6      3.6
Reinsurance Ceded...........................................   (2.5)    (2.9)
                                                              -----    -----
NET PREMIUMS................................................  $83.4    $84.7
                                                              =====    =====
REINSURANCE RECOVERIES......................................  $ 1.7    $ 2.3
                                                              =====    =====

NOTE 7. RELATED PARTY TRANSACTIONS

     The Company maintains intercompany loan agreements with its parent company. There were no inter-company loans outstanding as of December 31, 2000 and 1999, respectively.

     The Company and its affiliates have entered into agreements whereby they provide certain management, administrative, legal and other services to each other. The net amounts billed to the Company were of

$33.8 million and $20.5 million in 2000 and 1999, respectively. The net costs allocated to the Company under these agreements may not be indicative of costs the Company might incur if these services were not provided by the Company's affiliates.

NOTE 8. COMMITMENTS AND CONTINGENCIES

LITIGATION
     The Company is a defendant in various lawsuits arising out of the normal course of its insurance operations. In the opinion of management, the ultimate resolution of such litigation will not result in any material adverse impact to the financial position of the Company as of December 31, 2000.

FINANCIAL INSTRUMENTS
     The Company is a party to financial instruments with on and off-balance-sheet risk in the normal course of business to reduce its exposure to fluctuations in interest rates and equity prices. These financial instruments include commitments to extend credit, interest rate swaps and equity indexed call options. Those instruments involve, to varying degrees, elements of credit, interest rate, equity price or liquidity risk in excess of the amount recognized in the Statutory Basis Statements of Admitted Assets, Liabilities, Surplus and Other Funds.

     The Company's exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit is represented by the contractual amount of those instruments. The Company uses the same credit policies in making commitments and conditional obligations as it does for on-balance-sheet instruments. For swaps and equity indexed call options, the contract or notional amounts do not represent exposure to credit loss. The Company's exposure to credit loss is limited to those financial instruments where the Company has an unrealized gain.

     Unless otherwise noted, the Company does not require collateral or other security to support financial instruments with credit risk.

                                                                DECEMBER 31
                                                              ----------------
                                                               2000      1999
                                                              ------    ------
                                                               (IN MILLIONS)
CONTRACT OR NOTIONAL AMOUNT
Financial Instruments Whose Contract Amounts Represent
  Credit Risk:
  Commitments to Extend Credit..............................  $ 22.2    $ 16.0
Financial Instruments Whose Notional or Contract Amounts
  Exceed the Amount of Credit Risk:
     Interest Rate Swap Agreements..........................   340.0     401.0
     Equity Indexed Call Options............................    41.8      23.1

     Commitments to Extend Credit -- Commitments to extend credit are legally binding agreements to lend to a customer. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. They generally may be terminated by the Company in the event of deterioration in the financial condition of the borrower. Since some of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future liquidity requirements. The Company evaluates each customer's creditworthiness on a case-by-case basis.

     Interest Rate Swap Agreements -- The Company enters into interest rate swap agreements to manage interest rate exposure. The primary reason for the interest rate swap agreements is to extend the duration of adjustable rate investments. Interest rate swap transactions generally involve the exchange of fixed and floating rate interest payment obligations without the exchange of the underlying principal amounts. Changes in market interest rates impact income from adjustable rate investments and have an opposite (and approximately offsetting) effect on the reported income from the swap portfolio. Notional principal amounts are often used to express the volume of these transactions but do not represent the much smaller amounts potentially subject to credit risk. The amount subject to credit risk is approximately equal to the unrealized gain on the agreements which was $1.9 million as of December 31, 2000.

     Equity Indexed Call Options -- The Company holds certain call options indexed to the performance of the S&P 500 Index as part of its asset/liability management strategy for its equity indexed annuity products. The Company held 24 call options with an aggregate notional amount of $41.8 million and an estimated fair value of $1.3 million as of December 31, 2000.

LEASES
     The Company has operating leases for office space and certain computer processing and other equipment. Rental expense for these items was $2.7 million and $2.9 million for 2000 and 1999, respectively.

     Future minimum aggregate rental commitments at December 31, 2000 for operating leases were as follows:


                                       (IN MILLIONS)
2001 -- $2.8................................................  2004 -- $2.8
2002 -- $2.8................................................  2005 -- $2.9
2003 -- $2.8................................................  2006 -- $8.4 and thereafter


NOTE 9. FAIR VALUE OF FINANCIAL INSTRUMENTS

     The following disclosures about financial instruments, whether or not recognized in the balance sheet, are provided for financial instruments for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

     Certain financial instruments and all nonfinancial instruments have been excluded from the following disclosures, accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

     The fair value estimates presented herein are based on pertinent information available to management as of December 31, 2000 and 1999. Although management is not aware of any factors that would significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these financial statements since that date; therefore, current estimates of fair value may differ significantly from the amounts presented herein.

     The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

     Bonds -- The estimated market value disclosures for bonds satisfy the fair value disclosure requirements. (see Note 2)

     Stocks -- Fair value equals carrying value for common stocks as these securities are carried at NAIC value, which approximates quoted market value. Fair value for preferred stocks equals NAIC market value, which approximates quoted market value.

     Mortgage Loans on Real Estate -- The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses, using interest rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

     Cash, Short-Term Investments and Policy Loans -- The carrying amounts for these assets approximate the assets' fair values.

     Other Financial Instruments Reported as Assets -- The carrying amounts for these financial instruments (primarily premiums and other accounts receivable and accrued investment income) approximate those assets' fair values.

     Investment Contract Liabilities -- The fair value for deferred annuities was estimated to be the amount payable on demand at the reporting date as those investment contracts have no defined maturity and are similar to a deposit liability. The amount payable at the reporting date was calculated as the account balance less applicable surrender charges.

     The fair values for supplementary contracts without life contingencies and immediate annuities were estimated using discounted cash flow analyses. The discount rate was based upon treasury rates plus a pricing margin.

     The carrying amounts reported for other investment contracts, approximate those liabilities' fair value.

     Other Financial Instruments Reported as Liabilities -- The carrying amounts for other financial instruments (primarily normal payables of a short-term nature) approximate those liabilities' fair values.

     Interest Rate Swaps -- The fair value for interest rate swaps was estimated using discounted cash flow analyses. The discount rate was based upon rates currently being offered for similar interest rate swaps available from similar counterparties.

     The carrying amounts and estimated fair values of the Company's financial instruments as of December 31, 2000 and 1999, are as follows:


                                                                  DECEMBER 31
                                                ------------------------------------------------
                                                         2000                      1999
                                                ----------------------    ----------------------
                                                CARRYING       FAIR       CARRYING       FAIR
                                                 AMOUNT        VALUE       AMOUNT        VALUE
                                                ---------    ---------    ---------    ---------
                                                                 (IN MILLIONS)
FINANCIAL INSTRUMENTS RECORDED AS ASSETS:
  Bonds.......................................  $ 4,795.9    $ 4,755.4    $ 4,702.3    $ 4,580.0
  Stocks......................................       13.3         13.0         16.3         15.0
  Mortgage Loans on Real Estate:
     Commercial...............................      859.6        878.0        833.1        824.5
     Residential and Other....................         --           --        209.2        208.1
  Policy Loans................................      397.7        397.7        386.9        386.9
  Cash and Short-Term Investments.............       49.1         49.1         45.7         45.7
  Other Financial Instruments Recorded as
     Assets...................................       82.4         82.4         62.5         62.5
FINANCIAL INSTRUMENTS RECORDED AS LIABILITIES:
  Investment Contracts
     Deferred Annuities.......................   (5,196.0)    (5,157.0)    (5,258.9)    (5,218.5)
     Supplementary Contracts and Immediate
       Annuities..............................     (144.2)      (154.1)      (160.6)      (157.5)
     Other Investment Contracts...............        (.6)         (.6)        (1.6)        (1.6)
     Claim and Other Deposit Funds............      (10.1)       (10.1)          --           --
  Other Financial Instruments Recorded as
     Liabilities..............................      (54.7)       (54.7)       (34.0)       (34.0)
OFF-BALANCE SHEET FINANCIAL INSTRUMENTS:
INTEREST RATE SWAPS...........................         --          1.9           --         (1.9)


     Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's holdings of a particular financial instrument. Because no market exists for a significant portion of the Company's financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

     Fair value estimates are based on existing on and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments. In addition, the tax ramifications related to the realization of the unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

                              SEPARATE ACCOUNT ONE
                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
     (a) Financial Statements:
         (1)      Part A:
                  Performance Information and Condensed Financial Information
         (2)      Included in Part B:
                  Financial Statements of Separate Account One:
                  -   Independent Auditors' Report
                  -   Statement of Assets and Liabilities as of December 31,
                      2000
                  - Combined Statements of Operations and Changes in Contract Owner's Equity for the years ended December 31, 2000 and December 31, 1999
                  -   Notes to Financial Statements
                  Financial Statements of the Depositor:
                  -   Independent Auditors' Report
                  - Statutory-Basis Statements of Admitted Assets, Liabilities, Surplus and Other Funds as of December 31, 2000 and 1999
                  - Statutory-Basis Statements of Operations for the years ended December 31, 2000 and 1999
                  - Statutory-Basis Statements of Changes in Capital and Surplus for the years ended December 31, 2000 and 1999
                  - Statutory-Basis Statement of Cash Flows for the years ended December 31, 2000 and 1999
                  -   Notes to Statutory Basis Financial Statements
                  - Independent Auditor's Report on Supplemental Schedule of Assets and Liabilities
                  - Supplemental Schedule of Assets and Liabilities for the year ended December 31, 2000

     (b) Exhibits
         (1) Resolution of the Executive Committee of the Board of Directors of Northern Life Insurance Company ("Depositor") Authorizing the Establishment of Separate Account One ("Registrant")(1)
         (2)      Not applicable
         (3.1) Form of Distribution and Administrative Services Agreement between Washington Square Securities, Inc. and Depositor(1)
         (3.2) Form of Selling Group (or Distribution) Agreement between Washington Square Securities, Inc. and Selling Group Members(1)
         (3.3) Form of Amended Broker/Dealer Variable Annuity Compensation Schedule(2)
         (4.1) Flexible Premium Individual Deferred Annuity Contract (RIA Series - TSA)
         (4.2) Individual Deferred Retirement Annuity Contract (RIA Series - IRA/Non-Qualified)

         (4.3)    Roth IRA Endorsement(1)
         (4.4)    Internal Revenue Code Section 457 Endorsement(3)
         (5.1)    Contract Application Form (Retail Series, Plus Series and RIA
                  Series(2)
         (6.1)    Articles of Incorporation of Depositor(1)
         (6.2)    Bylaws of Depositor(1)
         (7)      Not applicable
         (8.1)    Participation Agreement by and among AIM Variable Insurance
                  Funds, AIM Distributors, Inc. and Northern Life Insurance
                  Company dated as of March 27, 2000
         (8.2)    Service Agreement between ReliaStar Life Insurance Company,
                  Northern Life Insurance Company, ReliaStar Life Insurance
                  Company of New York and AIM Advisors, Inc. dated as of March
                  27, 2000
         (8.3)    Participation Agreement with The Alger American Fund, Northern
                  Life Insurance Company and Fred Alger and Company dated as of
                  June 30, 1995(1)
         (8.4)    Service Agreement by and between Fred Alger Management, Inc.
                  and Northern Life Insurance Company, dated as of August 8,
                  1997(3)
         (8.5)    Participation Agreement among Fidelity Variable Insurance
                  Products Fund, Fidelity Distributors Corporation, and Northern
                  Life Insurance Company dated January 1, 1995(1)
         (8.6)    Amendment dated July 24, 1997 to Participation Agreement among
                  Fidelity Variable Insurance Products Fund, Fidelity
                  Distributors Corporation, and Northern Life Insurance Company, dated as of January 1, 1995(3)
         (8.7)    Participation Agreement among Fidelity Variable Insurance
                  Products Fund II, Fidelity Distributors Corporation, and
                  Northern Life Insurance Company dated as of January 1, 1995(1)
         (8.8)    Amendment dated July 24, 1997 to Participation Agreement among
                  Fidelity Variable Insurance Products Fund II, Fidelity
                  Distributors Corporation, and Northern Life Insurance Company, dated as of January 1, 1995(3)
         (8.9)    Participation Agreement among Fidelity Variable Insurance
                  Products Fund III, Fidelity Distributors Corporation and
                  Northern Life Insurance Company dated as of January 1, 1999
         (8.10)   Service Agreement and Contract between ReliaStar Life
                  Insurance Company, WSSI, and Fidelity Investments
                  Institutional Operations Company and Fidelity Distributors
                  Corporation dated as of January 1, 1997
         (8.11)   Participation Agreement by and between the Janus Aspen Series and Northern Life Insurance Company, dated August 8, 1997(3)
         (8.12)   Service Agreement by and between Janus Capital Corporation and
                  Northern Life Insurance Company, dated August 8, 1997(3)
         (8.13)   Fund Participation Agreement by and among Northern Life
                  Insurance Company, Neuberger Berman Advisers Management Trust,
                  Advisers Managers Trust and Neuberger Berman Management Inc., dated August 8, 1997(3)

         (8.14) Amendment No. 1 dated as of December 1, 1998 to Fund Participation Agreement by and among Northern Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc. dated December 1, 1998(4)
         (8.15) Addendum dated as of May 1, 2000 to Fund Participation Agreement by and among Northern Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc. dated December 1, 1998
         (8.16) Service Agreement by and between Neuberger Berman Management Inc. and Northern Life Insurance Company, effective August 8, 1997(3)
         (8.17) Participation Agreement by and among OCC Accumulation Trust, Northern Life Insurance Company and OCC Distributors, dated August 8, 1997(3)
         (8.18) Service Agreement by and between OpCap Advisors and Northern Life Insurance Company, dated as of August 8, 1997(4)
         (8.19) Form of Participation Agreement between Pilgrim Variable Products Trust and Northern Life Insurance Company
         (9)      Consent and Opinion of Counsel
         (10)     Consent of Independent Auditors
         (11)     No Financial Statements are omitted from Item 23
         (12)     Not applicable
         (13)     Schedule of Computation of Performance Data(4)
         (14)     Powers of Attorney

1. Incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Form N-4 Registration Statement File No. 33-90474, filed April 20, 1998.
2. Incorporated by reference to Post-Effective Amendment No. 9 to the Registrant's Form N-4 Registration Statement File No. 33-90474, filed November 5, 1999.
3. Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Form N-4 Registration Statement File No. 33-90474, filed July 29, 1997.
4. Incorporated by reference to Post-Effective Amendment No. 7 to the Registrant's Form N-4 Registration Statement File No. 33-90474, filed April 23, 1999.

Item 25.      Directors and Principal Officers of the Depositor*

Name and Principal
Business Address                     Positions and Offices with Depositor
----------------                     ------------------------------------

John G. Turner**                     Chairman

Richard R. Crowl**                   Senior Vice President and General Counsel
                                     and Assistant Secretary

Thomas J. McInerney                  Director; President and Chief Executive
151 Farmington Avenue                Officer
Hartford, Connecticut 06156

Wayne R. Huneke***                   Director; Chief Financial Officer and
                                     Assistant Treasurer

P. Randall Lowery***                 Director

Mark A. Tullis***                    Director

Robert C. Salipante**                Director

Jerome A. Mills****                  Executive Vice President

Thomas J. Balchowski***              Vice President and CEO Investment
                                     Management

Elisabeth R. Bennett**               Vice President and Medical Director

Richard Contreras****                Vice President, Marketing

John A. Johnson**                    Vice President

Paula Cludray-Engelke**              Secretary

James R. Miller**                    Vice President

Chris D. Schreier**                  Vice President and Assistant Treasurer

Arthur W. Hultgren**                 Vice President

Mark S. Jordahl**                    Vice President and Chief Investment Officer

David S. Pendergrass***              Vice President and Treasurer

Fred C. Smith***                     Vice President, Investments

Jeffrey W. Seel***                   Vice President, Investments

Douglas Kaufman                      Vice President
111 Washington Avenue
South Minneapolis, Minnesota 55401

   * These individuals may also be directors and/or officers of other affiliates of the Company.

  ** The principal business address of these directors and officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

 *** The principal business address of these directors is 5780 Powers Ferry
     Road, N.W. Atlanta, Georgia 30327-4390.

**** The principal business address of these directors and officers is 1501
     Fourth Avenue, Seattle, Washington 89101.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     Incorporated herein by reference to Item 26 of Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 (File No. 33-81216), as filed on April 9, 2001.

Item 27. Number of Contract Owners

     As of February 28, 2001, there were 57,611 owners of contracts holding interests in variable annuities funded through Separate Account One.

Item 28. Indemnification

     Reference is hereby made to Article VII, Section 6 of Depositor's Bylaws, filed as an Exhibit to this registration statement filed on Form N-4. The Bylaws of Depositor mandate indemnification by Depositor of its directors, officers and certain others, and permit indemnification of directors, officers, employees and agents of Washington Square Securities, Inc. ("WSSI") under certain conditions.
Section 4.01 of the Bylaws of WSSI mandates indemnification by WSSI of its directors and officers under certain conditions.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Depositor or WSSI, pursuant to the foregoing provisions or otherwise, Depositor and WSSI have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Depositor of expenses incurred or paid by a director or officer or controlling person of Depositor or WSSI in the successful defense or any action, suit or proceeding) is asserted by such director, officer or controlling person of Depositor or WSSI in connection with the securities being registered, Depositor or WSSI, as the case may be, will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     ING Groep N.V. has procured insurance from Lloyd's of London and several major United States and international excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor and WSSI.

Item 29. Principal Underwriter

     (a) WSSI is the distributor and principal underwriter of the Contracts. WSSI also acts as the principal distributor and underwriter of:

         - variable annuity contracts issued by ReliaStar Life Insurance Company ("ReliaStar Life") through the ReliaStar Select Variable Account, a separate account of ReliaStar Life registered as a unit investment trust under the Investment Company Act of 1940;

         - variable life insurance policies issued by ReliaStar Life through Select-Life Variable Account, a separate account of ReliaStar Life registered as a unit investment trust under the Investment Company Act of 1940:

         - variable annuity contracts issued by ReliaStar Life Insurance Company of New York ("RLNY") through the ReliaStar Life Insurance Company of New York Variable Annuity Separate Account II, a separate account of RLNY registered as a unit investment trust under the Investment Company Act of 1940; and

         - variable life insurance policies issued by RLNY through ReliaStar Life Insurance Company of New York Variable Life Separate Account I, a separate account of RLNY registered as a unit investment trust under the Investment Company Act of 1940.

     (b) The following are the directors and officers of the Principal
         Underwriter:

Name and Principal              Positions and Offices with
Business Address                Principal Underwriter
----------------                ---------------------

Brian Nygaard                   Director

Michael J. Dubes**              Director; Chairman, President and Chief
                                Executive Officer

Gene Grayson*                   Executive Vice President, National Sales and
                                Marketing

Seth Schwartz*                  Vice President and Compliance Officer

David A. Sheridan***            Vice President

Name and Principal              Positions and Offices with
Business Address                Principal Underwriter
----------------                ---------------------

Kenneth Severund                Vice President and Chief Operations Officer

Daniel S. Kuntz*                Assistant Vice President, Chief Financial
                                Officer and Treasurer

Paula Cludray-Engelke*          Secretary

Loralee A. Renelt*              Assistant Secretary

Allen Kidd                      Assistant Secretary

  * The principal business address of these directors and officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

 ** The principal business address of these directors and officers is 1501 Fourth Avenue, Seattle, Washington 89101.

*** The principal business address of this officer is 20 Security Drive, Avon, Connecticut 06001.


     (c) For the year ended December 31, 2000, WSSI received $10,417,000 in fees including gross concessions with distribution of the Transfer Series, Flex Series, Retail Series and RIA Series Contracts.


Item 30. Location of Accounts and Records

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Northern Life Insurance Company
                      1501 Fourth Avenue
                      Suite 1000
                      Seattle, Washington  98101-3620

Item 31. Management Services

     Not applicable

Item 32. Undertakings

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)]

     (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (f) The Depositor represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance Company.

     (g) The Depositor and Registrant rely on SEC regulation (section) 720.6c7 with respect to offering variable annuity contracts under the Texas Optional Retirement Program and represent that the provisions of paragraphs (a)-(d) of that regulation have been or will be complied with.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Separate Account One of Northern Life Insurance Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-32948) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 23rd day of April, 2001.

                                               SEPARATE ACCOUNT ONE OF NORTHERN
                                               LIFE INSURANCE COMPANY
                                                   (Registrant)

                                        By:    NORTHERN LIFE INSURANCE COMPANY
                                                   (Depositor)

                                        By:    Thomas J. McInerney*
                                               --------------------------------
                                               Thomas J. McInerney
                                               President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                            Title                                                                      Date
---------                            -----                                                                      ----
Thomas J. McInerney *                Director and President                                            )
-----------------------------------  (principal executive officer)                                     )
Thomas J. McInerney                                                                                    )
                                                                                                       )
Wayne R. Huneke*                     Director, Chief Financial Officer and Assistant Treasurer         )        April
-----------------------------------  (Chief Accounting Officer)                                        )        23, 2001
Wayne R. Huneke                                                                                        )
                                                                                                       )
P. Randall Lowery*                   Director                                                          )
-----------------------------------                                                                    )
P. Randall Lowery                                                                                      )
                                                                                                       )
Mark A. Tullis*                      Director                                                          )
-----------------------------------                                                                    )
Mark A. Tullis                                                                                         )
                                                                                                       )
Robert C. Salipante*                 Director                                                          )
-----------------------------------                                                                    )
Robert C. Salipante

By:    /s/ Michael A. Pignatella
       ----------------------------------
       Michael A. Pignatella
       *Attorney-in-Fact


                              SEPARATE ACCOUNT ONE
                                  EXHIBIT INDEX

Exhibit No.             Exhibit
-----------             -------
99-B.4.1                Flexible Premium Individual Deferred Annuity Contract (RIA Series - TSA)
                                                                                                             ------------

99-B.4.2                Individual Deferred Retirement Annuity Contract (RIA Series - IRA/Non-Qualified)
                                                                                                             ------------

99-B.8.1                Participation Agreement by and among AIM Variable Insurance Funds, A I M
                        Distributors, Inc. and Northern Life Insurance Company dated as of March 27, 2000
                                                                                                             ------------

99-B.8.2                Administrative Service Agreement between ReliaStar Life
                        Insurance Company, Northern Life Insurance Company,
                        ReliaStar Life Insurance Company of New York and A I M
                        Advisors, Inc. dated as of March 27, 2000
                                                                                                             ------------

99-B.8.9                Participation Agreement among Fidelity Variable Insurance Products Fund III,
                        Fidelity Distributors Corporation and Northern Life Insurance Company dated as of January 1, 1999
                                                                                                             ------------

99-B.8.10               Service Agreement and Contract between ReliaStar Life Insurance Company, WSSI, and Fidelity Investments Institutional Operations Company and Fidelity
                        Distributors Corporation dated January 1, 1997
                                                                                                             ------------

99-B.8.15               Addendum dated as of May 1, 2000 to Fund Participation Agreement by and among
                        Northern Life Insurance Company, Neuberger Berman Advisers Management Trust,
                        Advisers Managers Trust and Neuberger Berman Management Inc. dated December 1,
                        1998
                                                                                                             ------------
99-B.8.19               Form of Participation Agreement between Pilgrim Variable Products Trust and
                        Northern Life Insurance Company                                                      ------------

99-B.9                  Opinion and Consent of Counsel
                                                                                                             ------------

99-B.10                 Consent of Independent Auditors
                                                                                                             ------------

99-B.14                 Powers of Attorney
                                                                                                             ------------